As filed with the Securities and Exchange Commission on November 1, 2019

Securities Act File No. 333-233372

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 1	☒
Post-Effective Amendment No.	☐

(Check appropriate box or boxes)

BLACKROCK FUNDSSM

(Exact Name of Registrant as Specified in the Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (800) 441-7762

John M. Perlowski

BLACKROCK FUNDSSM

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:

John A. MacKinnon, Esq. Jesse C. Kean, Esq. Sidley Austin LLP 787 Seventh Avenue New York, New York 10019	Janey Ahn, Esq. BlackRock Advisors, LLC 55 East 52nd Street New York, New York 10055

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

Title of securities being registered: Shares of beneficial interest, par value $0.001 per share. Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because of reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

This Registration Statement is organized as follows:

1.	Letter to Shareholders of BlackRock Energy & Resources Portfolio, a series of BlackRock FundsSM.

2.	Questions and Answers for Shareholders of BlackRock Energy & Resources Portfolio, a series of BlackRock FundsSM.

3.

Combined Prospectus/Information Statement regarding the reorganization of BlackRock Energy & Resources Portfolio, a series of BlackRock FundsSM, into BlackRock All-Cap Energy & Resources Portfolio, a series of BlackRock FundsSM.

4.

Statement of Additional Information regarding the reorganization of BlackRock Energy & Resources Portfolio, a series of BlackRock FundsSM, into BlackRock All-Cap Energy & Resources Portfolio, a series of BlackRock FundsSM.

5.	Part C Information

6.	Exhibits

BLACKROCK FUNDSSM

BlackRock Energy & Resources Portfolio

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7762

[                ], 2019

Dear Shareholder:

I am writing to inform you about a reorganization that will affect your investment in BlackRock Energy & Resources Portfolio (the “Target Fund”), a series of BlackRock FundsSM (the “Trust”), a Massachusetts business trust. As provided in an Agreement and Plan of Reorganization (the “Reorganization Agreement”), the Target Fund will be reorganized (the “Reorganization”) into BlackRock All-Cap Energy & Resources Portfolio (the “Acquiring Fund”), a series of the Trust which is advised by BlackRock Advisors, LLC (“BlackRock”), the same investment adviser to the Target Fund. Effective upon the closing of the Reorganization, the Acquiring Fund will change its name from BlackRock All-Cap Energy & Resources Portfolio to BlackRock Energy Opportunities Fund.

The Target Fund and the Acquiring Fund are each referred to as a “Fund” and collectively referred to as the “Funds.”

The Board of Trustees of the Trust (the “Board”) has determined that the Reorganization is in the best interests of each Fund, and that the interests of each Fund’s shareholders will not be diluted as a result of the Reorganization. The Board has also determined that the Reorganization will not have a material adverse effect on the shareholders of each share class of each Fund participating in the Reorganization.

The enclosed Combined Prospectus/Information Statement contains information about the Reorganization. As a result of the Reorganization, you will receive shares (including fractional shares, if any) of the same class in the Acquiring Fund with the same aggregate net asset value as the shares of the Target Fund you own immediately prior to the Reorganization.

The Reorganization is taking place because combining the Target Fund’s and the Acquiring Fund’s assets in the Reorganization will consolidate similarly managed funds and enhance operating efficiencies. The Board has determined that shareholders of the Target Fund may benefit from the following:

(i) shareholders of the Target Fund will remain invested in a non-diversified, open-end fund that will have greater net assets after the Reorganization;

(ii) the Reorganization will allow shareholders of the Target Fund to invest in a fund with an identical investment objective and substantially similar principal investment strategies;

(iii) the larger net asset size of the combined fund (the “Combined Fund”) is expected to give rise to possible operating efficiencies (e.g., certain costs, such as printing shareholder reports and statements of additional information, legal expenses, audit fees, mailing costs and other expenses, will be spread across a larger asset base, thereby potentially lowering the total expense ratio borne by shareholders of the Combined Fund);

(iv) the larger net asset size of the Combined Fund may over time result in a lower effective management fee rate under the management agreement relating to the Combined Fund;

(v) assuming the Reorganization had occurred on March 31, 2019, the Combined Fund would have (A) total annual fund operating expenses for each of its share classes to be issued in the Reorganization that are estimated to be the same as or lower than those of each of the corresponding share classes of the Target Fund prior to the Reorganization and (B) net annual fund operating expenses for each of its share classes to be issued in the

Reorganization that are estimated to be the same as or lower than those of each of the corresponding share classes of the Target Fund prior to the Reorganization, after giving effect to all applicable contractual fee and expense waivers and/or reimbursements (which exclude the effect of certain fees and expenses) that BlackRock has agreed to continue through January 31, 2021, in each case as of March 31, 2019; and

(vi) the Reorganization is expected to qualify as a tax-free reorganization for U.S. federal income tax purposes.

NO SHAREHOLDER ACTION IS REQUIRED AS A RESULT OF THE REORGANIZATION.

In accordance with the Funds’ and the Trust’s operative documents, and applicable Massachusetts state and U.S. federal law (including Rule 17a-8 under the Investment Company Act of 1940, as amended), the Reorganization may be effected without the approval of shareholders of either Fund.

I encourage you to carefully review the enclosed materials, which explain the Reorganization in more detail. If you have any questions or need additional information, please contact BlackRock Investor Services at (800) 441-7762.

Sincerely,

JOHN M. PERLOWSKI

President and Chief Executive Officer

BlackRock Energy & Resources Portfolio

BLACKROCK FUNDSSM

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7762

QUESTIONS & ANSWERS

We recommend that you read the complete Combined Prospectus/Information Statement. For your convenience, we have provided a brief overview of the Reorganization (as defined below).

Q:	What does the Reorganization provide for?

A:

Pursuant to an Agreement and Plan of Reorganization (the “Reorganization Agreement”) between BlackRock FundsSM (the “Trust”), on behalf of BlackRock Energy & Resources Portfolio (the “Target Fund”), and the Trust, on behalf of BlackRock All-Cap Energy & Resources Portfolio (the “Acquiring Fund”), the Target Fund will be reorganized into the Acquiring Fund (the “Reorganization”).

The Target Fund and the Acquiring Fund are each referred to as a “Fund” and collectively referred to as the “Funds.” Following the completion of the Reorganization, the Acquiring Fund may be referred to as the “Combined Fund.”

The Reorganization will result in each shareholder of the Target Fund becoming a shareholder of the Acquiring Fund, another mutual fund advised by BlackRock Advisors, LLC (“BlackRock”), the same investment adviser for the Target Fund.

Effective upon the closing of the Reorganization, the Acquiring Fund will change its name from BlackRock All-Cap Energy & Resources Portfolio to BlackRock Energy Opportunities Fund.

The Target Fund and the Acquiring Fund pursue identical investment objectives and employ substantially similar investment strategies to achieve their respective investment objectives.

The Reorganization Agreement provides for:

Step 1:

The transfer and delivery of substantially all of the assets of the Target Fund to the Acquiring Fund in exchange for the assumption by the Acquiring Fund of certain stated liabilities of the Target Fund and newly-issued shares of the Acquiring Fund, including fractional shares (the “Acquiring Fund Shares”).

Step 2:	The distribution of the Acquiring Fund Shares pro rata by the Target Fund to its shareholders.

Step 3:	The termination, dissolution and liquidation of the Target Fund as a series of the Trust.

Q:	Why is the Reorganization taking place?

A:

The Reorganization is taking place because combining the assets of the Target Fund and the Acquiring Fund in the Reorganization will consolidate similarly managed funds and enhance operating efficiencies.

The Board has determined that the Reorganization is in the best interests of each Fund, and that the interests of each Fund’s shareholders will not be diluted as a result of the Reorganization. The Board has also determined that the Reorganization will not have a material adverse effect on the shareholders of each share class of each Fund participating in the Reorganization.

Q:	Do I need to vote for the Reorganization?

A:

No. No vote of shareholders will be taken with respect to the Reorganization. THE FUNDS ARE NOT ASKING FOR A PROXY AND YOU ARE NOT REQUESTED TO SEND A PROXY TO THE FUNDS WITH RESPECT TO THE REORGANIZATION.

Q:	In the Reorganization, what class of shares of the Acquiring Fund will I receive?

A:	You will receive Acquiring Fund Shares as follows:

If you own the following Target Fund Shares:	You will receive the following Acquiring Fund Shares:
Investor A	Investor A
Investor C	Investor C
Institutional	Institutional

The Acquiring Fund also offers Service Shares, and has Class R Shares with no shares outstanding. The Target Fund also has Service Shares and Class R Shares, with no shares outstanding for either share class. The Service Shares and Class R Shares of the Target Fund are expected to be terminated upon closing the Reorganization. None of these share classes will be involved in the Reorganization.

Q:	Will I own the same number of shares of the Combined Fund as I currently own of the Target Fund?

A:

No. You will receive shares, including fractional shares, if any, of the Acquiring Fund with the same aggregate net asset value (“NAV”) as the shares of the Target Fund you own immediately prior to the Reorganization. However, the number of Acquiring Fund Shares you receive will depend on the relative NAV per share for the applicable class of the Target Fund and the Acquiring Fund computed as of the close of trading on the New York Stock Exchange on the business day immediately prior to the closing of the Reorganization (“Valuation Time”), after the declaration of payment of applicable dividends and/or other distributions. Thus, if as of the Valuation Time the NAV of a share of the Acquiring Fund is lower than the NAV of the corresponding share class of the Target Fund, you will receive a greater number of Acquiring Fund Shares in the Reorganization than you held in the Target Fund immediately prior to the Reorganization. On the other hand, if the NAV of a share of the Acquiring Fund is higher than the NAV of the corresponding share class of the Target Fund, you will receive fewer Acquiring Fund Shares in the Reorganization than you held in the Target Fund immediately prior to the Reorganization. The aggregate NAV of your Combined Fund shares immediately after the Reorganization will be the same as the aggregate NAV of your Target Fund shares immediately prior to the Reorganization.

Q:	Who will advise the Combined Fund once the Reorganization is completed?

A:

Each Fund is advised by BlackRock and BlackRock will continue to advise the Combined Fund once the Reorganization is completed. Each Fund is sub-advised by BlackRock International Limited (“BIL”). BIL will continue to sub-advise the Combined Fund once the Reorganization is completed. Each of BlackRock and BIL is an indirect wholly-owned subsidiary of BlackRock, Inc.

Q:	How will the Reorganization affect Fund fees and expenses?

A:

Assuming the Reorganization had occurred on March 31, 2019, the Combined Fund would have (A) total annual fund operating expenses for each of its share classes to be issued in the Reorganization that are estimated to be the same as or lower than those of each of the corresponding share classes of the Target Fund prior to the Reorganization and (B) net annual fund operating expenses for each of its share classes to be issued in the Reorganization that are estimated to be the same as or lower than those of each of the corresponding share classes of the Target Fund prior to the Reorganization, after giving effect to all applicable contractual fee and expense waivers and/or reimbursements (which exclude the effect of certain fees and expenses) that BlackRock has agreed to continue through January 31, 2021, in each case as of March 31, 2019.

Q:	Are there any differences in the distribution and service fees and front-end sales charges or contingent deferred sales charges?

A:

The distribution and service fees and sales charges (including contingent deferred sales charges (“CDSCs”)) on the shares of the Acquiring Fund to be issued in the Reorganization (Investor A, Investor C and

ii

Institutional) to the holders of shares of the Target Fund will be identical to the corresponding charges on the shares of the Target Fund held by such shareholders immediately prior to the Reorganization.

Q:	Will I have to pay any sales charge, commission or other similar fee in connection with the Reorganization?

A:

No, you will not have to pay any sales charge, commission or other similar fee in connection with the Reorganization. As more fully discussed in the Combined Prospectus/Information Statement, the holding period with respect to any CDSC that applies to shares of the Acquiring Fund acquired by you in the Reorganization will be measured from the earlier of the time (i) you purchased your Target Fund shares or (ii) you purchased your shares of any other fund advised by BlackRock and subsequently exchanged them for shares of the Target Fund.

Q:	Do I need to take any action in connection with the Reorganization?

A:

No. Your shares will automatically be converted into shares of the Acquiring Fund on the date of the completion of the Reorganization. You will receive written confirmation that this change has taken place. No certificates for shares will be issued in connection with the Reorganization. The aggregate NAV of the Acquiring Fund shares you receive in the Reorganization will be equal to the aggregate NAV of the shares you own in the Target Fund immediately prior to the Reorganization.

Q:	Will the Reorganization create a taxable event for me?

A:

The Reorganization is expected to qualify as a tax-free “reorganization” under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). In general, if the Reorganization so qualifies, the Target Fund and the Acquiring Fund will not recognize any gain or loss for U.S. federal income tax purposes from the transactions contemplated by the Reorganization (except for any gain or loss that may be required to be recognized solely as a result of the close of the Target Fund’s taxable year due to the Reorganization or as a result of the transfer of certain assets).

At any time before the Reorganization takes place, a shareholder may redeem shares of the Target Fund. Generally, such redemptions would be taxable transactions.

It is anticipated that the Target Fund will dispose of approximately 63% of its holdings prior to the Reorganization in connection with realigning the Target Fund’s portfolio in a manner more consistent with the investment strategies of the Acquiring Fund, which do not limit investments to companies of any particular size. The portfolio managers of the Acquiring Fund anticipate that the portfolio securities of the Target Fund to be sold in anticipation of the Reorganization will consist mainly of equity securities of small-capitalization and mid-capitalization companies in the energy sector. The portfolio management team expects that the proceeds from such disposition will be used to invest in equity securities of large-capitalization companies in the energy sector that better align with the Acquiring Fund’s investment strategies. Consequently, the transaction costs anticipated to be incurred in restructuring the portfolio holdings of the Target Fund in connection with the realignment of the Target Fund’s portfolio and the subsequent investment by the Target Fund in equity securities of large-capitalization companies in the energy sector that better align with the Acquiring Fund’s investment strategies are estimated to be approximately $144,000. When the portfolio assets of the Target Fund are sold, or deemed sold, as a result of the termination of the Target Fund’s taxable year due to the Reorganization or as a result of the transfer of an interest in a passive foreign investment company, the tax impact of such sales, deemed sales or transfers will depend on the difference between the price at which such portfolio assets are sold, deemed sold or transferred, and the Target Fund’s basis in such assets. However, the Target Fund has capital loss carryforwards that are expected to offset any gains recognized in these sales and, therefore, gain on these sales are not expected to be distributed to the Target Fund’s shareholders. Prior to the Reorganization, the Target Fund may distribute to its shareholders all investment company taxable income, net tax-exempt

iii

income and net realized capital gains (if any) not previously distributed to shareholders, and such distribution of investment company taxable income, net tax-exempt income and net realized capital gains will be taxable to shareholders in non-tax qualified accounts.

You may wish to consult with your tax adviser concerning the tax consequences of the Reorganization.

Q:	What if I redeem my shares before the Reorganization takes place?

A:

If you choose to redeem your shares before the Reorganization takes place, then the redemption will be treated as a normal sale of shares and, generally, will be a taxable transaction and may be subject to any applicable CDSC.

Q:	Who will pay for the Reorganization?

A:

BlackRock or its affiliates will pay, directly or through waivers, each Fund’s portion of the expenses incurred in connection with the Reorganization (including auditor and legal fees and the costs of preparing and filing the Combined Prospectus/Information Statement), which are estimated to be $59,500 with respect to each Fund. The total estimated expenses of the Reorganization are estimated to be approximately $119,000. The foregoing estimated expenses will be borne by BlackRock or its affiliates directly or through waivers regardless of whether the Reorganization is consummated.

Q:	When will the Reorganization occur?

A:	The Reorganization is expected to occur during the first quarter of 2020.

Q:	Whom do I contact if I have questions?

A:	You can contact your financial advisor for further information. Direct shareholders may contact the Target Fund at (800) 441-7762.

Important additional information about the Reorganization is set forth in the accompanying Combined Prospectus/Information Statement.

Please read it carefully.

iv

The information in this Combined Prospectus/Information Statement is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Combined Prospectus/Information Statement is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED NOVEMBER 1, 2019

COMBINED PROSPECTUS/INFORMATION STATEMENT

BLACKROCK FUNDSSM

BlackRock Energy & Resources Portfolio

BLACKROCK FUNDSSM

BlackRock All-Cap Energy & Resources Portfolio

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7762

This Combined Prospectus/Information Statement is furnished to you as a shareholder of BlackRock Energy & Resources Portfolio (“Target Fund”), a series of BlackRock FundsSM (the “Trust”), a Massachusetts business trust. As provided in an Agreement and Plan of Reorganization, the Target Fund will be reorganized into BlackRock All-Cap Energy & Resources Portfolio (the “Acquiring Fund”), a series of the Trust (the “Reorganization”). The Acquiring Fund is advised by BlackRock Advisors, LLC (“BlackRock”), the same investment adviser to the Target Fund. Effective upon the closing of the Reorganization, the Acquiring Fund will change its name from BlackRock All-Cap Energy & Resources Portfolio to BlackRock Energy Opportunities Fund.

The Target Fund and the Acquiring Fund are each referred to as a “Fund” and collectively referred to as the “Funds.” Following the completion of the Reorganization, the Acquiring Fund may be referred to as the “Combined Fund.”

The Board of Trustees of the Trust (the “Board”) has determined that the Reorganization is in the best interests of each Fund, and that the interests of each Fund’s shareholders will not be diluted as a result of the Reorganization. The Board has also determined that the Reorganization will not have a material adverse effect on the shareholders of each share class of each Fund participating in the Reorganization.

WE ARE NOT ASKING FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY

As a result of the Reorganization, the Target Fund will be reorganized into the Acquiring Fund and you will become a shareholder of the Acquiring Fund. The Target Fund and the Acquiring Fund pursue identical investment objectives and employ substantially similar investment strategies to achieve their respective investment objectives.

The investment objective of each Fund is to provide long-term growth of capital. For more information on each Fund’s investment strategies, see “Summary—Investment Objectives, Investment Processes, Principal Investment Strategies and Other Strategies” below.

The Target Fund will transfer substantially all of its assets to the Acquiring Fund in exchange for the assumption by the Acquiring Fund of certain stated liabilities of the Target Fund and newly-issued shares of such Acquiring Fund, including fractional shares, if any (the “Acquiring Fund Shares”). Immediately thereafter, the

Target Fund will distribute Acquiring Fund Shares to its shareholders pro rata. After distributing the Acquiring Fund Shares, the Target Fund will be terminated, dissolved and liquidated as a series of the Trust. Following the Reorganization, shareholders of the Target Fund will receive shares of the Acquiring Fund as follows: holders of Investor A Shares will receive Investor A Shares; holders of Investor C Shares will receive Investor C Shares; and holders of Institutional Shares will receive Institutional Shares.

The Reorganization is expected to qualify as a tax-free reorganization for U.S. federal income tax purposes.

The aggregate net asset value (“NAV”) of the Acquiring Fund Shares received in the Reorganization by the Target Fund will equal the aggregate NAV of the shares of the Target Fund held by such shareholders of the Target Fund immediately prior to the Reorganization. As a result of the Reorganization, however, a shareholder’s interest will represent a smaller percentage of ownership in the Combined Fund than such shareholder’s percentage of ownership in the Target Fund immediately prior to the Reorganization.

This Combined Prospectus/Information Statement sets forth concisely the information shareholders of the Target Fund should know before the Reorganization and constitutes an offering of shares of the Acquiring Fund being issued in the Reorganization. Please read it carefully and retain it for future reference.

The following documents containing additional information about each Fund, each having been filed with the Securities and Exchange Commission (the “SEC”), are incorporated by reference into (legally form a part of) this Combined Prospectus/Information Statement:

•	the Statement of Additional Information dated [ ], 2019 (the “Reorganization SAI”), relating to this Combined Prospectus/Information Statement;

•	the Prospectuses relating to the Target Fund and the Acquiring Fund, dated January 28, 2019, as supplemented (the “Prospectus”);

•	the Statement of Additional Information relating to the Target Fund and the Acquiring Fund, dated January 28, 2019, as supplemented (the “SAI”);

•	the Annual Report to shareholders of the Target Fund and the Acquiring Fund (the “Annual Report”), for the fiscal year ended September 30, 2018; and

•	the Semi-Annual Report to shareholders of the Target Fund and the Acquiring Fund (the “Semi-Annual Report”), for the six-month period ended March 31, 2019.

Except as otherwise described herein, the policies and procedures set forth under “Account Information” in the Prospectus will apply to the shares issued by the Acquiring Fund in connection with the Reorganization.

Copies of the foregoing can be obtained on a website maintained by BlackRock, Inc. at www.blackrock.com. In addition, each Fund will furnish, without charge, a copy of any of the foregoing documents to any shareholder upon request. Any such request should be directed to BlackRock, Inc. by calling (800) 441-7762 or by writing to the respective Fund at 100 Bellevue Parkway, Wilmington, Delaware 19809. The foregoing documents are available on the EDGAR Database on the SEC’s website at www.sec.gov. The address of the principal executive offices of each of the Funds is 100 Bellevue Parkway, Wilmington, Delaware 19809 and the telephone number is (800) 441-7762.

Each Fund is subject to the informational requirements of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and in accordance therewith, files reports, information statements, proxy materials and other information with the SEC. Materials filed with the SEC can be reviewed and copied at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549 or downloaded from the SEC’s website at www.sec.gov. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at

(202) 551-8090. You may also request copies of these materials, upon payment of a duplicating fee at the prescribed rates, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549.

No person has been authorized to give any information or make any representation not contained in this Combined Prospectus/Information Statement and, if so given or made, such information or representation must not be relied upon as having been authorized. This Combined Prospectus/Information Statement does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.

The SEC has not approved or disapproved of these securities or passed upon the adequacy of this Combined Prospectus/Information Statement. Any representation to the contrary is a criminal offense.

The date of this Combined Prospectus/Information Statement is [    ], 2019.

SUMMARY

The following is a summary of certain information contained elsewhere in this Combined Prospectus/Information Statement and is qualified in its entirety by reference to the more complete information contained herein. Shareholders should read the entire Combined Prospectus/Information Statement carefully.

Each of BlackRock Energy & Resources Portfolio (the “Target Fund”) and BlackRock All-Cap Energy & Resources Portfolio (the “Acquiring Fund”) is a series of BlackRock FundsSM, a Massachusetts business trust (the “Trust”). The Trust is an open-end management investment company, registered with the Securities and Exchange Commission (“SEC”).

The Target Fund and the Acquiring Fund are each referred to as a “Fund” and collectively referred to as the “Funds.” The Acquiring Fund, following completion of the Reorganization (as defined below), may be referred to as the “Combined Fund” in this Combined Prospectus/Information Statement.

BlackRock Advisors, LLC (“BlackRock” or the “Adviser”) serves as the investment adviser of each Fund. BlackRock International Limited (“BIL”) serves as sub-adviser of each Fund. Each Fund publicly offers its shares on a continuous basis, and shares may be purchased through each Fund’s distributor, BlackRock Investments, LLC (“BRIL,” or the “Distributor”), and certain intermediaries.

The investment objectives and investment strategies, principal risks, performance, fees and expenses and other comparative information concerning the Target Fund and the Acquiring Fund are discussed below.

Board Approval and Structure of the Reorganization. The Board of Trustees of the Trust (the “Board”), including all of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Board Members”), has unanimously approved the reorganization of the Target Fund into the Acquiring Fund (the “Reorganization”).

The Reorganization provides for:

•

the transfer and delivery of substantially all of the assets of the Target Fund to the Acquiring Fund in exchange for the assumption by the Acquiring Fund of certain stated liabilities of the Target Fund and newly-issued shares of the Acquiring Fund, including fractional shares, if any (the “Acquiring Fund Shares”);

•	the distribution of the Acquiring Fund Shares pro rata by the Target Fund to its shareholders; and

•	the termination, dissolution and liquidation of the Target Fund as a series of the Trust.

Effective upon the closing of the Reorganization, the Acquiring Fund will change its name from BlackRock All-Cap Energy & Resources Portfolio to BlackRock Energy Opportunities Fund.

Once the Reorganization is completed, shareholders of the Target Fund will receive shares, including fractional shares, if any, of the class of shares of Acquiring Fund set out in the table below with the same aggregate net asset value (“NAV”) as the shares of the Target Fund of the corresponding class of shares that shareholders own immediately prior to the Reorganization:

If you own the following Target Fund Shares:	You will receive the following Acquiring Fund Shares:
Investor A	Investor A
Investor C	Investor C
Institutional	Institutional

The Acquiring Fund also offers Service Shares, and has Class R Shares with no shares outstanding. The Target Fund also has Service Shares and Class R Shares, with no shares outstanding for either share class. The Service Shares and Class R Shares of the Target Fund are expected to be terminated upon closing the Reorganization. None of these share classes will be involved in the Reorganization.

Background and Reasons for the Reorganization

BlackRock believes that each Fund generally will benefit more from the possible operating efficiencies that may be achieved by combining the Funds’ assets in the Reorganization, than by continuing to operate each Fund separately. BlackRock believes that the Acquiring Fund’s investment objective and strategies make it a compatible fund within the BlackRock-advised complex for a reorganization with the Target Fund. As a result of the identical investment objectives and substantially similar investment strategies of the Target Fund and the Acquiring Fund, as of March 31, 2019, there is overlap of approximately 37% in the securities owned by the Target Fund and the Acquiring Fund. It is anticipated that the Target Fund will dispose of approximately 63% of its holdings prior to the Reorganization in connection with realigning the Target Fund’s portfolio in a manner more consistent with the investment strategies of the Acquiring Fund, which do not limit investments to companies of any particular size. The portfolio managers of the Acquiring Fund anticipate that the portfolio securities of the Target Fund to be sold in anticipation of the Reorganization will consist mainly of equity securities of small-capitalization and mid-capitalization companies in the energy sector. The portfolio management team expects that the proceeds from such disposition will be used to invest in equity securities of large-capitalization companies in the energy sector that better align with the Acquiring Fund’s investment strategies. Consequently, the transaction costs anticipated to be incurred in restructuring the portfolio holdings of the Target Fund in connection with the realignment of the Target Fund’s portfolio and the subsequent investment by the Target Fund in equity securities of large-capitalization companies in the energy sector that better align with the Acquiring Fund’s investment strategies are estimated to be approximately $144,000.

At a meeting held on July 31, 2019 (the “Approval Meeting”), the Board, including all of the Independent Board Members, unanimously approved the Agreement and Plan of Reorganization (the “Reorganization Agreement”). The Board determined that, based on an assumption that all of the facts and circumstances existing at the time of closing of the Reorganization are not materially different from those presented to the Board at the Approval Meeting, the Reorganization is in the best interests of each Fund and that the interests of each Fund’s shareholders will not be diluted as a result of the Reorganization. The Board has also determined that the Reorganization will not have a material adverse effect on the shareholders of each share class of each Fund participating in the Reorganization. The Board’s determinations were based on a comprehensive evaluation of the information provided to it. During the review, the Board did not identify any particular information or consideration that was all-important or controlling.

Results of Process

In reaching its determinations with respect to the Reorganization, the Board considered a number of factors presented at the time of the Approval Meeting, including, but not limited to, the following:

•	the shareholders of the Target Fund will remain invested in a non-diversified, open-end fund that will have greater net assets after the Reorganization;

•

the investment objectives, risks and restrictions of the Target Fund and the Acquiring Fund are the same. The investment strategies of the Target Fund and the Acquiring Fund are substantially similar, although there are certain differences. The Board considered the principal differences in the investment strategies. See “Summary—Investment Objectives, Investment Processes, Principal Investment Strategies and Other Strategies”;

•

assuming the Reorganization had occurred on March 31, 2019, the Combined Fund would have (A) total annual fund operating expenses for each of its share classes to be issued in the Reorganization that are estimated to be the same as or lower than those of each of the corresponding share classes of the Target

Fund prior to the Reorganization and (B) net annual fund operating expenses for each of its share classes to be issued in the Reorganization that are estimated to be the same as or lower than those of each of the corresponding share classes of the Target Fund prior to the Reorganization, after giving effect to all applicable contractual fee and expense waivers and/or reimbursements (which exclude the effect of certain fees and expenses) that BlackRock has agreed to continue through January 31, 2021, in each case as of March 31, 2019;

•

that, based on a pro-forma peer expense group for the Combined Fund provided by Broadridge Financial Solutions, the contractual investment management fee rate is expected to be in the second quartile and the estimated total expense ratio and actual investment management fee rate are each expected to be in the first quartile;

•

the Combined Fund is expected to achieve certain operating efficiencies from its larger net asset size and the potential for further reduced expense ratios by sharing certain costs over a larger asset base;

•	the contractual and effective management fee rates for the Combined Fund are expected to be the same as or lower than the contractual and effective management fee rates for the Target Fund;

•

the net annual fund operating expenses for the share classes of the Combined Fund to be issued in the Reorganization are expected to be the same as or lower than those of the corresponding share classes of the Acquiring Fund;

•	the relative performance histories of each Fund. See “Comparison of the Funds—Performance Information”;

•

the shareholders of the Target Fund will not pay any sales charges in connection with the Reorganization. Shareholders of the Target Fund will receive shares of the Acquiring Fund, as indicated below in “Information about the Reorganization—General”;

•

there is expected to be no gain or loss recognized by shareholders for U.S. federal income tax purposes as a result of the Reorganization, because the Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes. Prior to the Reorganization, however, the Target Fund may distribute to its shareholders all investment company taxable income, net tax-exempt income and net realized capital gains (if any) not previously distributed to shareholders, and such distribution of investment company taxable income, net tax-exempt income and net realized capital gains will be taxable to shareholders in non-tax qualified accounts;

•

the Target Fund and the Acquiring Fund use the same methodology for valuing their assets, each shareholder of the Target Fund will receive shares of the same class of the Acquiring Fund with an aggregate NAV equal to the aggregate NAV of the shares of the same class such shareholder of the Target Fund owns immediately prior to the Reorganization, the interests of the shareholders of each Fund will not be diluted as a result of the Reorganization and the Reorganization will not have a material adverse effect on the shareholders of each share class of each Fund participating in the Reorganization; and

•

BlackRock or its affiliates will pay, directly or through waivers, each Fund’s portion of the expenses incurred in connection with the Reorganization (including auditor and legal fees and the costs of preparing and filing the Combined Prospectus/Information Statement), which are estimated to be $59,500 with respect to each Fund. The total estimated expenses of the Reorganization are estimated to be approximately $119,000. The foregoing estimated expenses will be borne by BlackRock or its affiliates directly or through waivers regardless of whether the Reorganization is consummated.

Investment Objectives, Investment Processes, Principal Investment Strategies and Other Strategies

Comparison of the Target Fund and the Acquiring Fund

Investment Objectives. The investment objectives of the Target Fund and the Acquiring Fund are the same. Each Fund has an investment objective to provide long-term growth of capital. The investment objective of each

Fund is non-fundamental, which means that it may be changed without the approval of the Fund’s shareholders. Following completion of the Reorganization, the Combined Fund will have the same non-fundamental investment objective as the Acquiring Fund.

Investment Processes. The investment processes of the Target Fund and the Acquiring Fund are the same. Each Fund’s management considers a variety of factors when choosing investments for the Fund, such as:

•	projections of supply and demand of a resource and the state of the market;

•	companies and industries that have the potential for above-average long-term performance; and

•	valuation of company fundamentals and stock specific research.

Each Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies. Each Fund generally will sell a stock when, in Fund management’s opinion, there is a deterioration in the company’s fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere. Following completion of the Reorganization, the Combined Fund will have the same investment process as the Acquiring Fund.

Principal Investment Strategies. The Target Fund and the Acquiring Fund employ substantially similar principal investment strategies in seeking to achieve their respective objectives, although there are certain differences. The similarities and differences of the principal investment strategies of the Funds are described below.

Under normal market conditions, each Fund invests at least 80% of its total assets in equity securities of global energy and natural resources companies and companies in associated businesses, as well as utilities (such as gas, water, cable, electrical and telecommunications utilities). The natural resources sector can include companies that own, produce, refine, process, transport and market natural resources, and companies that provide related services. The sector includes, but is not limited to, industries such as integrated oil, oil and gas exploration and production, gold and other precious metals, steel and iron ore production, energy services and technology, metal production, forest products, paper products, chemicals, building materials, coal, alternative energy sources and environmental services.

Each Fund will concentrate its investments (i.e., invest more than 25% of its assets) in energy or natural resources companies. Each Fund may invest without limit in companies located anywhere in the world and will generally invest in at least three countries and in companies tied economically to a number of countries. Each Fund expects to invest primarily in developed markets, but may also invest in emerging markets.

Each Fund’s investments may include common and preferred stock, convertible securities, warrants, depositary receipts and certain derivative securities. Convertible securities generally are debt securities or preferred stock that may be converted into common stock. Warrants are instruments that convey the right (but not the obligation) to buy a specified amount of the underlying stock at a purchase (or “exercise”) price prior to the date the warrant expires.

Depositary receipts include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and unsponsored depositary receipts. ADRs are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. EDRs (issued in Europe) and GDRs (issued throughout the world) each evidence a similar ownership arrangement. Each Fund reserves the right to invest up to 20% of total assets in other U.S. and foreign investments that may include stocks of companies not associated with energy or natural resources or debt securities.

Each Fund may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities and may buy options on a currency or a basket of currencies (commonly known as derivatives). An option is the right to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell an instrument at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to each Fund as a whole (hedge), but they may also be used to maintain liquidity and commit cash pending investment. Fund management also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns. Each Fund may also buy and sell currencies and use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future) to hedge against movements in the value of non-U.S. currencies or to enhance returns.

While the Target Fund tends to emphasize smaller companies, from time to time it may invest in companies of other sizes. The Acquiring Fund does not limit its investments to companies of any particular size, and may invest in securities of companies with small to large capitalizations.

Following completion of the Reorganization, the Combined Fund will employ the same principal investment strategies as the Acquiring Fund.

Other Strategies. The Target Fund and the Acquiring Fund employ identical other strategies in seeking to achieve their respective objectives as set forth below:

•

Borrowing — Each Fund may borrow for temporary or emergency purposes, including to meet redemptions, for the payment of dividends, for share repurchases or for the clearance of transactions, subject to the limits set forth under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

•

Debt Securities — Each Fund may invest in debt securities, including debt securities that are issued together with a particular equity security. This includes fixed-income securities issued by companies, as well as U.S. and foreign sovereign debt obligations. When choosing debt securities, Fund management considers various factors including the credit quality of issuers and yield analysis. Each Fund may invest in debt securities of any credit quality, as determined by Fund management, which may include investment grade securities, below investment grade securities (commonly known as junk bonds), unrated securities, or debt securities determined by Fund management to be of similar quality at the time of purchase. Each of the Funds will limit its investments in junk bonds to no more than 10% of its total assets. Split rated bonds, which are bonds that receive different ratings from two or more rating agencies, will be considered to have the higher credit rating, as determined by Fund management.

•

Illiquid Investments — Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

•

Investment Companies — Each Fund has the ability to invest in other investment companies, such as exchange-traded funds, unit investment trusts, and open-end and closed-end funds. Each Fund may invest in affiliated investment companies including affiliated money market funds and affiliated exchange-traded funds.

•

Money Market Securities — Each Fund may invest in high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. Each Fund will not be deemed to deviate from its normal strategies if it holds these securities pending investments.

•

Rights — Each Fund may purchase securities pursuant to the exercise of subscription rights, which allow an issuer’s existing shareholders to purchase additional common stock at a price substantially below the market price of the shares.

•

Securities Lending — Each Fund may lend securities with a value up to 33 1/3% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

•

Temporary Defensive Strategies — It is possible that in extreme market conditions each Fund may temporarily invest some or all of its assets in cash or cash equivalents, including high quality money market securities. Such a temporary defensive strategy would be inconsistent with the Fund’s principal investment strategies. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the Fund’s opportunity to achieve its investment objective.

•

When-Issued and Delayed Delivery Securities and Forward Commitments — The purchase or sale of securities on a when-issued basis, on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by a Fund at an established price with payment and delivery taking place in the future. A Fund enters into these transactions to obtain what is considered an advantageous price to a Fund at the time of entering into the transaction.

Following completion of the Reorganization, the Combined Fund will employ the same other strategies as the Acquiring Fund.

Fees and Expenses

The following table shows which share class of the Combined Fund shareholders will receive once the Reorganization is completed. The Acquiring Fund Shares that shareholders of the Target Fund will receive in the Reorganization will have the same aggregate NAV as the Target Fund shares that they owned immediately prior to the Reorganization.

If you own the following Target Fund Shares:	You will receive the following Acquiring Fund Shares:
Investor A	Investor A
Investor C	Investor C
Institutional	Institutional

The Acquiring Fund also offers Service Shares, and has Class R Shares with no shares outstanding. The Target Fund also has Service Shares and Class R Shares, with no shares outstanding for either share class. The Service Shares and Class R Shares of the Target Fund are expected to be terminated upon closing the Reorganization. None of these share classes will be involved in the Reorganization.

Fee Tables as of March 31, 2019 (unaudited)

The fee tables below provide information about the fees and expenses attributable to the Target Fund and the Acquiring Fund, assuming the Reorganization had taken place on March 31, 2019, and the estimated pro forma fees and expenses attributable to the pro forma Combined Fund. The percentages presented in the fee tables are based on fees and expenses incurred during the 12-month period ended March 31, 2019 for each Fund and the Combined Fund, with restatements to reflect certain changes to the other expenses and contractual expense caps, if applicable, after such period. Future fees and expenses may be greater or less than those indicated below. For information concerning the net assets of each Fund as of March 31, 2019, see “Other Information—Capitalization.”

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each a “Financial Intermediary”) and in the “Sales Loads” section of this Combined Prospectus/Information Statement, the “Intermediary-Defined Sales Charge Waiver Policies” section in Appendix III, and in the “Purchase of Shares” section of the SAI, which is incorporated herein by reference.

Fee Tables of the Target Fund, the Acquiring Fund and the Pro Forma Combined Fund (as of March 31, 2019) (unaudited)

Target Fund Investor A Shares into Acquiring Fund Investor A Shares

	Target Fund Investor A Shares	Acquiring Fund Investor A Shares	Pro Forma Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%	5.25%	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None[1]	None[1]	None[1]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%[2]	0.75%[3]	0.75%[3]
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.52%	0.65%	0.48%[4]
Total Annual Fund Operating Expenses	1.52%	1.65%	1.48%
Fee Waivers and/or Expense Reimbursements	(0.14)%[2,5]	(0.33)%[3,6]	(0.16)%[3,6]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.38%[2,5]	1.32%[3,6]	1.32%[3,6]

[1]

A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]

As described in the “Comparison of the Funds—Management and Sub-Advisory Agreements” section of this Combined Prospectus/Information Statement beginning on page 24, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Target Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through January 31, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Board Members or by a vote of a majority of the outstanding voting securities of the Target Fund.

[3]

As described in the “Comparison of the Funds—Management and Sub-Advisory Agreements” section of this Combined Prospectus/Information Statement beginning on page 24, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Acquiring Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through January 31, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Board Members or by a vote of a majority of the outstanding voting securities of the Acquiring Fund. This management fee waiver will remain in place with the Combined Fund following the closing of the Reorganization.

[4]	Other Expenses are based on estimated amounts for the current fiscal year.

[5]

As described in the “Comparison of the Funds—Management and Sub-Advisory Agreements” section of this Combined Prospectus/Information Statement beginning on page 24, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.38% of average daily net assets for Investor A Shares through January 31, 2020. The Target Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Board Members or by a vote of a majority of the outstanding voting securities of the Target Fund.

[6]

As described in the “Comparison of the Funds—Management and Sub-Advisory Agreements” section of this Combined Prospectus/Information Statement beginning on page 24, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.32% of average daily net assets for Investor A Shares through January 31, 2021. The Acquiring Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Board Members or by a vote of a majority of the outstanding voting securities of the Acquiring Fund. This fee waiver and/or expense limitation agreement will remain in place with the Combined Fund following the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Target Fund, the Acquiring Fund and the Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the period ended March 31, 2019) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Target Fund Investor A Shares	$658	$967	$1,298	$2,231
Acquiring Fund Investor A Shares	$652	$988	$1,345	$2,351
Pro Forma Combined Fund Investor A Shares	$652	$953	$1,276	$2,188

Target Fund Investor C Shares into Acquiring Fund Investor C Shares

	Target Fund Investor C Shares	Acquiring Fund Investor C Shares	Pro Forma Combined Fund Investor C Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	1.00%[1]	1.00%[1]	1.00%[1]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%[2]	0.75%[3]	0.75%[3]
Distribution and/or Service (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses	0.52%	0.59%	0.45%[4]
Total Annual Fund Operating Expenses	2.27%	2.34%	2.20%
Fee Waivers and/or Expense Reimbursements	(0.17)%[2,5]	(0.30)%[3,6]	(0.16)%[3,6]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	2.10%[2,5]	2.04%[3,6]	2.04%[3,6]

[1]	There is no CDSC on Investor C Shares after one year.

[2]

As described in the “Comparison of the Funds—Management and Sub-Advisory Agreements” section of this Combined Prospectus/Information Statement beginning on page 24, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Target Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through January 31, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Board Members or by a vote of a majority of the outstanding voting securities of the Target Fund.

[3]

As described in the “Comparison of the Funds—Management and Sub-Advisory Agreements” section of this Combined Prospectus/Information Statement beginning on page 24, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Acquiring Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through January 31, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Board Members or by a vote of a majority of the outstanding voting securities of the Acquiring Fund. This management fee waiver will remain in place with the Combined Fund following the closing of the Reorganization.

[4]	Other Expenses are based on estimated amounts for the current fiscal year.

[5]

As described in the “Comparison of the Funds—Management and Sub-Advisory Agreements” section of this Combined Prospectus/Information Statement beginning on page 24, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 2.10% of average daily net assets for Investor C

Shares through January 31, 2020. The Target Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Board Members or by a vote of a majority of the outstanding voting securities of the Target Fund.

[6]

As described in the “Comparison of the Funds—Management and Sub-Advisory Agreements” section of this Combined Prospectus/Information Statement beginning on page 24, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 2.04% of average daily net assets for Investor C Shares through January 31, 2021. The Acquiring Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Board Members or by a vote of a majority of the outstanding voting securities of the Acquiring Fund. This fee waiver and/or expense limitation agreement will remain in place with the Combined Fund following the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Target Fund, the Acquiring Fund and the Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the period ended March 31, 2019) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Target Fund Investor C Shares	$313	$693	$1,200	$2,592
Acquiring Fund Investor C Shares	$307	$702	$1,223	$2,653
Pro Forma Combined Fund Investor C Shares	$307	$673	$1,165	$2,521

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Target Fund Investor C Shares	$213	$693	$1,200	$2,592
Acquiring Fund Investor C Shares	$207	$702	$1,223	$2,653
Pro Forma Combined Fund Investor C Shares	$207	$673	$1,165	$2,521

Target Fund Institutional Shares into Acquiring Fund Institutional Shares

	Target Fund Institutional Shares	Acquiring Fund Institutional Shares	Pro Forma Combined Fund Institutional Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%[1]	0.75%[2]	0.75%[2]
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.40%	0.53%	0.35%[3]
Total Annual Fund Operating Expenses	1.15%	1.28%	1.10%
Fee Waivers and/or Expense Reimbursements	(0.08)%[1,4]	(0.37)%[2,5]	(0.19)%[2,5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.07%[1,4]	0.91%[2,5]	0.91%[2,5]

[1]

As described in the “Comparison of the Funds—Management and Sub-Advisory Agreements” section of this Combined Prospectus/Information Statement beginning on page 24, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Target Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through January 31, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Board Members or by a vote of a majority of the outstanding voting securities of the Target Fund.

[2]

As described in the “Comparison of the Funds—Management and Sub-Advisory Agreements” section of this Combined Prospectus/Information Statement beginning on page 24, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Acquiring Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through January 31, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Board Members or by a vote of a majority of the outstanding voting securities of the Acquiring Fund. This management fee waiver will remain in place with the Combined Fund following the closing of the Reorganization.

[3]	Other Expenses are based on estimated amounts for the current fiscal year.

[4]

As described in the “Comparison of the Funds—Management and Sub-Advisory Agreements” section of this Combined Prospectus/Information Statement beginning on page 24, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.07% of average daily net assets for Institutional Shares through January 31, 2020. The Target Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Board Members or by a vote of a majority of the outstanding voting securities of the Target Fund.

[5]

As described in the “Comparison of the Funds—Management and Sub-Advisory Agreements” section of this Combined Prospectus/Information Statement beginning on page 24, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.91% of average daily net assets for Institutional Shares through January 31, 2021. The Acquiring Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Board Members or by a vote of a majority of the outstanding voting securities of the Acquiring Fund. This fee waiver and/or expense limitation agreement will remain in place with the Combined Fund following the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Target Fund, the Acquiring Fund and the Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the period ended March 31, 2019) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Target Fund Institutional Shares	$109	$357	$625	$1,390
Acquiring Fund Institutional Shares	$93	$369	$667	$1,513
Pro Forma Combined Fund Institutional Shares	$93	$331	$588	$1,323

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect a Fund’s performance. During the fiscal year ended September 30, 2018, each Fund had the following portfolio turnover rate, expressed as a percentage of the average value of its portfolio:

Fund	Fiscal Year End	Rate
Target Fund	9/30/18	26%
Acquiring Fund	9/30/18	37%

U.S. Federal Income Tax Consequences

The Reorganization is expected to qualify as a tax-free “reorganization” under Section 368(a) of the Code. In general, if the Reorganization so qualifies, the Target Fund and the Acquiring Fund will not recognize gain or loss for U.S. federal income tax purposes from the transactions contemplated by the Reorganization (except for any gain or loss that may be required to be recognized solely as a result of the close of the Target Fund’s taxable year due to the Reorganization or as a result of the transfer of certain assets). As a condition to the closing of the Reorganization, the Trust, on behalf of the Target Fund and the Acquiring Fund, will receive an opinion from Sidley Austin LLP to the effect that the Reorganization will qualify as a tax-free reorganization under Section 368 of the Code, except as described in the “Material U.S. Federal Income Tax Consequences of the Reorganization” section below. An opinion of counsel is not binding on the Internal Revenue Service (the “IRS”) or any court and thus does not preclude the IRS from asserting, or a court from rendering, a contrary position.

It is anticipated that the Target Fund will dispose of approximately 63% of its holdings prior to the Reorganization in connection with realigning the Target Fund’s portfolio in a manner more consistent with the investment strategies of the Acquiring Fund, which do not limit investments to companies of any particular size. When the portfolio assets of the Target Fund are sold, or deemed sold as a result of the termination of the Target Fund’s taxable year due to the Reorganization or as a result of the transfer of an interest in a passive foreign investment company, the tax impact of such sales, deemed sales or transfers will depend on the difference between the price at which such portfolio assets are sold, deemed sold or transferred, and the Target Fund’s basis in such assets. However, the Target Fund has capital loss carryforwards that are expected to offset any capital gains recognized in these sales and, therefore, gains on these sales are not expected to be distributed to the Target Fund’s shareholders. Prior to the Reorganization, the Target Fund may distribute to its shareholders all investment company taxable income, net tax-exempt income and net realized capital gains (if any) not previously distributed to shareholders, and such distribution of investment company taxable income, net tax-exempt income and net realized capital gains will be taxable to shareholders in non-tax qualified accounts. At any time before the Reorganization takes place, a shareholder may redeem shares of the Target Fund. Generally, these are taxable transactions. For more information about the U.S. federal income tax consequences of the Reorganization, see “Material U.S. Federal Income Tax Consequences of the Reorganization.”

Purchase, Redemption, Exchange, Transfer and Valuation of Shares

Procedures for the purchase, redemption, exchange, transfer and valuation of shares of the Target Fund and the Acquiring Fund are the same. Purchases, redemptions, exchanges and transfers of shares of the Acquiring Fund may either be made through a Financial Intermediary or directly through BlackRock. See “Comparison of the Funds—Purchase, Redemption, Exchange, Transfer and Valuation of Shares.”

COMPARISON OF THE FUNDS

This section provides a comparison of the Funds. It describes the principal investment risks of investing in each Fund, followed by a description of the fundamental investment restrictions of each Fund. In addition, this section provides comparative performance charts and tables and information regarding management of each of the Funds and each of their investment advisory and administration agreements, as well as information about each Fund’s other service providers. The section also provides a description of each Fund’s distribution and service fees, information about dividends and distributions, procedures for purchase, redemption, exchange, transfer and valuation of shares and market timing policies.

Investment Risks

Comparison of the Target Fund’s and the Acquiring Fund’s Principal Investment Risks

Because of their identical investment objectives and substantially similar investment strategies, the Target Fund and the Acquiring Fund are subject to the same principal investment risks associated with an investment in the relevant Fund. Following completion of the Reorganization, the Combined Fund will have the same principal investment risks as the Acquiring Fund.

Descriptions of the Combined Fund’s Investment Risks

Risk is inherent in all investing. The value of your investment in the Combined Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Combined Fund or your investment may not perform as well as other similar investments. An investment in the Combined Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the Combined Fund.

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Equity Securities Risk — Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in declines or if overall market and economic conditions deteriorate. The value of equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, the value may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

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Commodities Market Risk — Commodities-related investments are especially affected by variations in the commodities markets (that may be due to market events, regulatory developments or other factors that the Fund cannot control) and these entities may lack the resources and the broad business lines to weather hard times. For example, energy companies can be significantly affected by the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, world events and economic conditions. Natural resources companies can be significantly affected by events relating to international political developments, energy conservation, the success of exploration projects, commodity prices, and tax and government regulations.

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Concentration Risk — The Fund’s strategy of concentrating in energy and natural resources companies means that its performance will be closely tied to the performance of a particular market segment. The Fund’s concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the Fund than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

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Depositary Receipts Risk — Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition to investment risks associated with the underlying issuer, depositary receipts expose the Fund to additional risks associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and the risk of an illiquid market for depositary receipts. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts.

•	Derivatives Risk — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:

Volatility Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Market and Illiquidity Risk — Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. The Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund’s derivatives positions to lose value.

Valuation Risk — Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives may also expose the Fund to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.

Hedging Risk — When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences noted below.

Tax Risk — The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund. In addition, the tax treatment of certain derivatives, such as swaps, is unsettled and may be subject to future legislation, regulation or administrative pronouncements issued by the IRS.

Regulatory Risk — Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, certain derivatives are subject to margin requirements and swap dealers are required to collect margin from the Fund with respect to such derivatives. Specifically, regulations are now in effect that require swap dealers to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of over-the-counter (“OTC”) swaps with the Fund. Shares of investment companies (other than certain money market funds) may not be posted as collateral under these regulations. Requirements for posting of initial margin in connection with OTC swaps will be phased-in through 2020. In addition, regulations adopted by global prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. The implementation of these requirements with respect to derivatives, as well as regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of other derivatives, may increase the costs and risks to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund.

Future regulatory developments may impact the Fund’s ability to invest or remain invested in certain derivatives. Legislation or regulation may also change the way in which the Fund itself is regulated. BlackRock cannot predict the effects of any new governmental regulation that may be implemented on the ability of the Fund to use swaps or any other financial derivative product, and there can be no assurance that any new governmental regulation will not adversely affect the Fund’s ability to achieve its investment objective.

Risks Specific to Certain Derivatives Used by the Fund

Futures — Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. The primary risks associated with the use of futures contracts and options are: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract or option; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the investment adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.

Options — An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash in an amount based on an underlying asset, rate, or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the total premium paid for it if the price of the underlying security or other assets decreased, remained the same or failed to increase to a level at or beyond the exercise price (in the case of a call option) or increased, remained the same or failed to decrease to a level at or below the exercise price (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial loss.

Commodity-Linked Derivatives — The value of a commodity-linked derivative investment typically is based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of fixed-income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

In connection with the Fund’s direct and indirect investments in commodity-linked derivatives, the Fund will attempt to manage its counterparty exposure so as to limit its exposure to any one counterparty. However, due to the limited number of entities that may serve as counterparties (and which the Fund believes are creditworthy) at any one time the Fund may enter into swap agreements with a limited number of counterparties and may invest in commodity-linked notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. There can be no assurance that the Fund will be able to limit exposure to any one counterparty at all times.

Commodity-Linked Notes — Commodity-linked notes involve substantial risks, including the risk of loss of a significant portion of their principal value. In addition to commodity risk and general derivatives risk, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of secondary market and risk of greater volatility, that do not affect traditional equity and debt securities.

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Emerging Markets Risk — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets may include those in countries considered emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. Some countries have pervasive corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit the Fund’s investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests.

Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. Many emerging markets do not have income tax treaties with the United States, and as a result, investments by the Fund may be subject to higher withholding taxes in such countries. In addition, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. The Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.

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Foreign Securities Risk — Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. In particular, the Fund is subject to the risk that because there may be fewer investors on foreign exchanges and a smaller number of securities traded each day, it may be more difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

Certain Risks of Holding Fund Assets Outside the United States — The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries limit the Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for the Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount the Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund than for investment companies invested only in the United States.

Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Foreign Economy Risk — The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries. Any of these actions could severely affect securities prices or impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets or income back into the United States, or otherwise adversely affect the Fund’s operations.

Other potential foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing legal judgments in foreign courts and political and social instability. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Governmental Supervision and Regulation/Accounting Standards — Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as such regulations exist in the United States. They also may not have laws to protect investors that are comparable to U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on material non-public information about that company. In addition, some countries may have legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company’s financial condition.

Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for the Fund to carry out transactions. If the Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable for any losses incurred.

European Economic Risk — The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe. These events may affect the value and liquidity of certain of the Fund’s investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has voted to withdraw from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.

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Geographic Concentration Risk — From time to time, the Fund may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

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Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. As an open-end investment company registered with the SEC, the Fund is subject to the federal securities laws, including the 1940 Act, the rules thereunder, and various SEC and SEC staff interpretive positions. In accordance with these laws, rules and positions, the Fund must “set aside” liquid assets (often referred to as “asset segregation”), or engage in other SEC- or staff-approved measures, to “cover” open positions with respect to certain kinds of instruments. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

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Mid Cap Securities Risk — The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

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Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.

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Small Cap Securities Risk — Small cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails or there are other adverse developments, or if management changes, the Fund’s investment in a small cap company may lose substantial value. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

The securities of small cap companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the market as a whole. In addition, small cap securities may be particularly sensitive to changes in interest rates, borrowing costs and earnings. Investing in small cap securities requires a longer term view.

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Warrants Risk — If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

In addition to the risks listed above, the Combined Fund may also be subject to certain other non-principal risks associated with its investments and investment strategies, including:

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Borrowing Risk — Borrowing may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

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Cyber Security Risk — Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests.

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Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

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Expense Risk — Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

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Illiquid Investments Risk — The Fund’s illiquid investments may reduce the returns of the Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. An investment may be illiquid due to, among other things, the lack of an active trading market. To the extent that the Fund’s principal investment strategies involve derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to the risks associated with illiquid investments. Liquid investments may become illiquid after purchase by the Fund, particularly during periods of market turmoil. Illiquid investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on illiquid investments, may be subject to purchase and sale restrictions.

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Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies, including exchange-traded funds, are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies (to the extent not offset by BlackRock through waivers to the Fund’s management fees). To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

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Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that are considered speculative and may cause income and principal losses for the Fund. The major risks of junk bond investments include:

Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.

Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed-income securities.

Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If the issuer redeems junk bonds, the Fund may have to invest the proceeds in bonds with lower yields and may lose income.

Junk bonds may be less liquid than higher rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid than higher rated fixed-income securities, judgment may play a greater role in valuing junk bonds than is the case with securities trading in a more liquid market.

The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

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Rights Risk — The failure to exercise subscription rights to purchase common stock would result in the dilution of the Fund’s interest in the issuing company. The market for such rights is not well developed, and, accordingly, the Fund may not always realize full value on the sale of rights.

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Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

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Valuation Risk — The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Pricing services that value fixed-income securities generally utilize a range of market-based and security-specific inputs and assumptions, as well as considerations about general market conditions, to establish a price. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

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When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Fundamental Investment Restrictions

The fundamental and non-fundamental investment restrictions of the Target Fund and the Acquiring Fund are identical. A complete list of the Target Fund’s and Acquiring Fund’s fundamental and non-fundamental investment restrictions is located in Appendix I. Following completion of the Reorganization, the Combined Fund will have the same fundamental and non-fundamental investment restrictions as the Acquiring Fund.

Performance Information

Target Fund

The information shows you how the Target Fund’s performance has varied year by year and provides some indication of the risks of investing in the Target Fund. The table compares the Target Fund’s performance to that of the MSCI World Small and Mid-Cap Energy Index. To the extent that dividends and distributions have been paid by the Target Fund, the performance information for the Target Fund in the chart and table assumes the reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Target Fund expenses during these periods, the Target Fund’s returns would have been lower. Updated information on the Target Fund’s performance, including its current NAV, can be obtained by visiting http://www.blackrock.com or can be obtained by phone at (800) 882-0052.

Investor A Shares

ANNUAL TOTAL RETURNS1

Target Fund

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 32.30% (quarter ended June 30, 2009) and the lowest return for a quarter was -32.06% (quarter ended December 31, 2018). The year-to-date return as of September 30, 2019 was 2.21%.

As of 12/31/18 Average Annual Total Returns	1 Year	5 Years	10 Years[1]
Target Fund—Investor A Shares
Return Before Taxes	(32.60)%	(17.43)%	(2.98)%
Return After Taxes on Distributions	(32.65)%	(17.49)%	(3.14)%
Return After Taxes on Distributions and Sale of Fund Shares	(19.25)%	(11.90)%	(2.08)%
Target Fund—Investor C Shares Return Before Taxes	(30.05)%	(17.13)%	(3.16)%
Target Fund—Institutional Shares Return Before Taxes	(28.59)%	(16.27)%	(2.13)%
MSCI World Small and Mid-Cap Energy Index (Reflects no deduction for fees, expenses or taxes)	(28.15)%	(15.41)%	0.37%

[1]	A portion of the Target Fund’s total return was attributable to proceeds received in the fiscal year ended September 30, 2009 in a settlement of litigation.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor C and Institutional Shares will vary.

Acquiring Fund

The information shows you how the performance of the Acquiring Fund has varied year by year and provides some indication of the risks of investing in the Acquiring Fund. The table compares the Acquiring Fund’s performance to that of the MSCI World Energy Index. To the extent that dividends and distributions have been paid by the Acquiring Fund, the performance information for the Acquiring Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Acquiring Fund expenses during these periods, the Acquiring Fund’s returns would have been lower. Updated information on the Acquiring Fund’s performance, including its current NAV, can be obtained by visiting http://www.blackrock.com or can be obtained by phone at (800) 882-0052.

Investor A Shares

ANNUAL TOTAL RETURNS

Acquiring Fund

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 24.39% (quarter ended June 30, 2009) and the lowest return for a quarter was -28.18% (quarter ended September 30, 2011). The year-to-date return as of September 30, 2019 was 6.34%.

As of 12/31/18 Average Annual Total Returns	1 Year	5 Years	10 Years
Acquiring Fund—Investor A Shares
Return Before Taxes	(24.13)%	(9.50)%	1.59%
Return After Taxes on Distributions	(24.60)%	(9.93)%	1.32%
Return After Taxes on Distributions and Sale of Fund Shares	(13.90)%	(6.82)%	1.28%
Acquiring Fund—Investor C Shares Return Before Taxes	(21.28)%	(9.16)%	1.41%
Acquiring Fund—Institutional Shares Return Before Taxes	(19.49)%	(8.12)%	2.58%
MSCI World Energy Index (Reflects no deduction for fees, expenses or taxes)	(15.84)%	(5.26)%	2.65%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor C and Institutional Shares will vary.

Additional Information

Combined Fund. The Acquiring Fund is deemed to be the “accounting survivor” in connection with the Reorganization. As a result, the Combined Fund will continue the performance history of the Acquiring Fund after the closing of the Reorganization.

Management of the Funds

BlackRock, located at 100 Bellevue Parkway, Wilmington, Delaware 19809, manages each Fund’s investments and business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of each Fund, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities.

BlackRock International Limited (“BIL”), located at Exchange Place One, 1 Semple Street, Edinburgh, EH3 8BL, United Kingdom, serves as the sub-adviser to each Fund.

Each of BlackRock and BIL is a wholly owned subsidiary of BlackRock, Inc. BlackRock and its affiliates had approximately $6.963 trillion in investment company and other portfolio assets under management as of September 30, 2019.

Portfolio Managers

Information about the portfolio management teams of each Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares and possible conflicts of interest, is available in the SAI.

Target Fund

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Alastair Bishop	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2015	Managing Director of BlackRock, Inc. since 2019; Director of BlackRock, Inc. from 2010 to 2018.

Acquiring Fund

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Alastair Bishop	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2015	Managing Director of BlackRock, Inc. since 2019; Director of BlackRock, Inc. from 2010 to 2018.

Mark Hume	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2018	Director of BlackRock, Inc. since 2017; Portfolio Manager at Colonial First State Global Asset Management from 2010 to 2017.

Alastair Bishop and Mark Hume will be the portfolio managers of the Combined Fund and will be jointly and primarily responsible for the day-to-day management of the Combined Fund’s portfolio, including setting the Combined Fund’s overall investment strategy and overseeing the management of the Combined Fund.

Legal Proceedings

On May 27, 2014, certain investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint in the United States District Court for the District of New Jersey against BlackRock Advisors, LLC, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. In the lawsuit, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, the plaintiffs allege that the Defendants violated Section 36(b) of the 1940 Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. On June 13, 2018, the court granted in part and denied in part the Defendants’ motion for summary judgment. On July 25, 2018, the plaintiffs served a pleading that supplemented the time period of their alleged damages to run through the date of trial. The lawsuit seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees received by the Defendants beginning twelve months preceding the start of the lawsuit with respect to each of Global Allocation and Equity Dividend and ending on the date of judgment, along with purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the lawsuit are without merit. The trial on the remaining issues was completed on August 29, 2018. On February 8, 2019, the court issued an order dismissing the claims in their entirety. On March 8, 2019, the plaintiffs provided notice that they are appealing both the February 8, 2019 post-trial order and the June 13, 2018 order partially granting Defendants’ motion for summary judgment.

Management and Sub-Advisory Agreements

Target Fund and Acquiring Fund

BlackRock serves as manager to each Fund pursuant to an investment advisory agreement (the “Management Agreement”). Pursuant to the Management Agreement, BlackRock is entitled to fees computed daily and payable monthly.

With respect to each Fund, the maximum annual management fee that can be paid to BlackRock (as a percentage of average daily net assets) is calculated as follows:

Average Daily Net Assets	Management Fee Rate
First $1 billion	0.750%
$1 billion – $2 billion	0.700%
$2 billion – $3 billion	0.675%
Greater than $3 billion	0.650%

BlackRock has contractually agreed to waive the management fee with respect to any portion of each Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through January 31, 2020 with respect to the Target Fund and through January 31, 2021 with respect to the Acquiring Fund. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Board Members or by a vote of a majority of the outstanding voting securities of each Fund.

BlackRock has voluntarily agreed to waive its management fees by the amount of investment advisory fees each Fund, as applicable, pays to BlackRock indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”).

BlackRock has agreed to cap net expenses for each Fund (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any) of each share class of a certain Fund at the levels shown below and, in the case of the contractual caps, in a Fund’s fees and expenses table in the “Fees and Expenses” section of this Combined Prospectus/Information Statement. Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this Combined Prospectus/Information Statement as “Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.” To achieve these expense caps, BlackRock has agreed to waive and/or reimburse fees or expenses if these operating expenses exceed a certain limit.

With respect to the Target Fund, BlackRock has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses to the amounts noted in the table below.

	Caps on Total Annual Fund Operating Expenses[1] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
	Contractual Caps[2]	Voluntary Caps[3]
Investor A Shares	1.38%	1.32%
Investor C Shares	2.10%	2.04%
Institutional Shares	1.07%	1.01%

[1]	As a percentage of average daily net assets.

[2]

The contractual caps are in effect through January 31, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Board Members or by a vote of a majority of the outstanding voting securities of the Target Fund.

[3]

The voluntary waiver or reimbursement may be reduced or discontinued at any time without notice. These voluntary caps became effective June 1, 2018. Prior to June 1, 2018, BlackRock had voluntarily agreed to cap Total Annual Fund Operating Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) at the following rates: 1.33% (for Investor A Shares), 2.05% (for Investor C Shares) and 1.02 (for Institutional Shares).

Effective August 1, 2019, with respect to the Acquiring Fund, BlackRock has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses to the amounts noted in the table below.

Contractual Caps[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
Investor A Shares	1.32%
Investor C Shares	2.04%
Institutional Shares	0.91%
Service Shares[3]	1.32%

[1]

The contractual caps are in effect through January 31, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Board Members or by a vote of a majority of the outstanding voting securities of the Acquiring Fund.

[2]	As a percentage of average daily net assets.

[3]	The Acquiring Fund also offers Service Shares. No Service Shares will be issued in the Reorganization.

Prior to August 1, 2019, with respect to the Acquiring Fund, BlackRock had agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses to the amounts noted in the table below.

	Caps on Total Annual Fund Operating Expenses[1] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
	Contractual Caps	Voluntary Caps
Investor A Shares	1.38%	1.33%
Investor C Shares	2.10%	2.05%
Institutional Shares	0.96%	0.91%
Service Shares[2]	1.38%	1.33%

[1]	As a percentage of average daily net assets.

[2]	The Acquiring Fund also offers Service Shares. No Service Shares will be issued in the Reorganization.

The amount of the contractual waivers and/or reimbursements of fees and expenses made pursuant to the contractual caps on net expenses will be reduced by the amount of the affiliated money market fund waiver.

With respect to the contractual agreement to cap net expenses, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from BlackRock, are less than the current expense limit for that share class, the share class is required to repay BlackRock up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either (x) the current expense limit of that share class or (y) the expense limit of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that: (i) the Fund of which the share class is a part has more than $50 million in assets and (ii) BlackRock or an affiliate serves as the Fund’s manager or administrator. This repayment applies only to the contractual caps on net expenses and does not apply to the contractual management fee waiver described above or any voluntary waivers that may be in effect from time to time.

For the fiscal year ended September 30, 2018, each Fund paid BlackRock aggregate management fees, net of any applicable waivers, as a percentage of the Fund’s average daily net assets as follows:

Target Fund	0.75%
Acquiring Fund	0.56%

BlackRock has entered into separate sub-advisory agreements with BIL (each, a “Sub-Advisory Agreement” and together, the “Sub-Advisory Agreements”), with respect to each Fund, under which BlackRock pays BIL for services it provides for that portion of each Fund for which BIL acts as sub-adviser a fee equal to a percentage of the management fee paid to BlackRock under the Management Agreement.

A discussion of the basis for the Board’s approval of the Management Agreement and each Sub-Advisory Agreement is included in the Funds’ annual shareholder report for the fiscal year ended September 30, 2018.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

Combined Fund

The Management Agreement will remain in place following the Reorganization and the management fee rate applicable to the Combined Fund under the Management Agreement will be identical to the current management fee rates applicable to the Acquiring Fund. In addition, the contractual expense caps and management fee waivers applicable to the Acquiring Fund will be retained with respect to the Combined Fund.

BlackRock will manage the Combined Fund as investment manager, pursuant to the Management Agreement. BIL will act as sub-adviser to the Combined Fund pursuant to the Acquiring Fund’s Sub-Advisory Agreement. The principal terms of the Management Agreement and the Acquiring Fund’s Sub-Advisory Agreement are described below.

Terms of the Management Agreement and Sub-Advisory Agreements

The Target Fund and the Acquiring Fund are both parties to the Management Agreement. The Management Agreement generally provides that, subject to the oversight of the Board, BlackRock will act as investment adviser for and supervise and manage the investment and reinvestment of each Fund’s assets and will provide a continuous investment program for each Fund, including investment research and management with respect to all securities, investments, cash and cash equivalents in the Funds. The Management Agreement provides that BlackRock may vote, exercise consents and exercise all other rights appertaining to such securities and other assets on behalf of the Funds. BlackRock will provide these services in accordance with each Fund’s investment objectives, policies and restrictions as stated in its registration statement and the resolutions of the Board.

Under the Management Agreement, BlackRock will comply with (i) the provisions of the 1940 Act and the Investment Advisers Act of 1940, as amended, and all applicable rules and regulations of the SEC, (ii) any other applicable provision of law and (iii) the provisions of each Fund’s organizational documents as such are amended from time to time. In addition, in each Management Agreement, BlackRock agrees to comply with any policies and determinations of the Board.

Pursuant to the Management Agreement, BlackRock will place orders either directly with the issuer or with any broker or dealer and will attempt to obtain the best price and the most favorable execution of its orders. In placing orders, BlackRock will consider the experience and skill of the firm’s securities traders as well as the firm’s financial responsibility and administrative efficiency. BlackRock will also maintain a policy and practice of conducting its investment advisory services pursuant to the Management Agreement independently of the commercial banking operations of its affiliates. In addition, BlackRock will treat confidentially and as proprietary information of each Fund all records and other information relative to each Fund and each Fund’s prior, current or potential shareholders, and will not use such records and information for any purpose other than performance of its responsibilities and duties pursuant to the Management Agreement, except after prior notification to and approval in writing by such Fund, which approval will not be unreasonably withheld and may not be withheld where BlackRock may be exposed to civil or criminal contempt proceedings for failure to comply, when requested to divulge such information by duly constituted authorities, or when so requested by each Fund.

Under the Funds’ Management Agreement, BlackRock will maintain books and records with respect to each Fund’s securities transactions and will furnish the Board such periodic and special reports as the Board may request.

The Management Agreement provides that BlackRock may from time to time, in its sole discretion, to the extent permitted by applicable law, appoint one or more sub-advisers including, without limitation, affiliates of BlackRock, to perform investment advisory services with respect to each Fund.

Under the Management Agreement, BlackRock will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund or by BlackRock in connection with the performance of the Management Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations or duties under the Management Agreement. The term “BlackRock” includes any affiliates of BlackRock performing services for a Fund contemplated under the Management Agreement and partners, directors, officers and employees of BlackRock and of such affiliates.

The Sub-Advisory Agreements are identical and generally provide that BAL will engage BIL as an investment sub-adviser to perform certain day-to-day operations of each Fund, as applicable, which may include: (1) acting as investment advisor for each Fund; (2) arranging for the purchase and sale of securities and other assets of each Fund; (3) providing investment research and credit analysis concerning each Fund’s investments; (4) assisting BlackRock in determining what portion of each Fund’s assets will be invested in cash, cash equivalents and money market instruments; (5) placing orders for all purchases and sales of such investments made for each Fund; and (6) maintaining the books and records of each Fund to support investment operations. In placing orders for securities transactions, BIL follows its policy of seeking to obtain the best price and most favorable execution available.

Unless earlier terminated, the Management Agreement and the Sub-Advisory Agreements will remain in effect from year to year if approved at least annually (1) by a vote of a majority of Trustees of the Trust who are not parties to the respective agreement or interested persons of any party to such respective agreement, cast in person at a meeting called for the purpose of voting on such approval and (2) by a vote of a majority of the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the applicable Fund at the time outstanding and entitled to vote.

The Management Agreement may be terminated by the Trust, on behalf of each Fund, at any time, without the payment of any penalty, upon giving BlackRock 60 days’ written notice, provided that such termination will be directed or approved by the vote of a majority of the Trustees of the Trust in office at the time or by the vote of the holders of a majority of the voting securities of the applicable Fund at the time outstanding and entitled to vote, or by BlackRock on 60 days’ written notice. The Management Agreement will also immediately terminate in the event of its assignment.

The Sub-Advisory Agreements may be terminated by the Trust or BlackRock at any time, without the payment of any penalty, upon giving BIL 60 days’ notice (which notice may be waived by BIL), provided that such termination by the Trust or BlackRock will be directed or approved by the vote of a majority of the Trustees of the Trust in office at the time or by the vote of the holders of a majority of the outstanding voting securities of the applicable Fund entitled to vote, or by BIL on 60 days’ written notice (which notice may be waived by the Trust and BlackRock), and will terminate automatically upon any termination of the Management Agreement between the Trust and BlackRock. Each Sub-Advisory Agreement will also immediately terminate in the event of its assignment.

Administration Agreement

Target Fund and Acquiring Fund

The Trust, on behalf of each Fund, has entered into an administration agreement (the “Administration Agreement”) with BlackRock, as administrator.

Under the Administration Agreement, BlackRock, with respect to each Fund, is paid a fee, computed daily and payable monthly, at an aggregate annual rate of (i) 0.0425% of the first $500 million of the Fund’s average daily net assets, 0.040% of the next $500 million of the Fund’s average daily net assets, 0.0375% of the next $1 billion of the Fund’s average daily net assets, 0.035% of the next $2 billion of the Fund’s average daily net assets, 0.0325% of the next $9 billion of the Fund’s average daily net assets and 0.030% of the average daily net assets of the Fund in excess of $13 billion and (ii) 0.020% of average daily net assets allocated to each class of shares of the Fund.

Combined Fund

The Administration Agreement will remain in place following the Reorganization.

Other Service Providers

Target Fund and Acquiring Fund
Distributor	BlackRock Investments, LLC 40 East 52nd Street New York, New York 10022
Custodian	The Bank of New York Mellon 240 Greenwich Street New York, New York 10286
Transfer Agent	BNY Mellon Investment Servicing (US) Inc. 301 Bellevue Parkway Wilmington, Delaware 19809
Independent Registered Public Accounting Firm	Deloitte & Touche LLP 200 Berkeley Street Boston, Massachusetts 02116
Accounting Services Provider	BNY Mellon Investment Servicing (US) Inc. 301 Bellevue Parkway Wilmington, Delaware 19809
Fund Counsel	Sidley Austin LLP 787 Seventh Avenue New York, New York 10019

Combined Fund. Following the closing of the Reorganization, the Acquiring Fund’s current service providers will serve the Combined Fund.

Sales Loads

Investor A Shares — Initial Sales Charge Option

The following table shows the front-end sales charges that you may pay if you buy Investor A Shares of the Acquiring Fund. The offering price for Investor A Shares includes any front-end sales charge. The front-end sales charge expressed as a percentage of the offering price may be higher or lower than the charge described below due to rounding. Similarly, any contingent deferred sales charge paid upon certain redemptions of Investor A Shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described below due to rounding. You may qualify for a reduced front-end sales charge. Purchases of Investor A Shares at certain fixed dollar levels, known as “breakpoints,” cause a reduction in the front-end sales charge. Once you achieve a breakpoint, you pay that sales charge on your entire purchase amount (and not just the portion above the breakpoint). If you select Investor A Shares, you will pay a sales charge at the time of purchase as shown in the following table.

Your Investment	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment[1]	Dealer Compensation as a % of Offering Price
Less than $25,000	5.25%	5.54%	5.00%
$25,000 but less than $50,000	4.75%	4.99%	4.50%
$50,000 but less than $100,000	4.00%	4.17%	3.75%
$100,000 but less than $250,000	3.00%	3.09%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.25%
$500,000 but less than $750,000	2.00%	2.04%	1.75%
$750,000 but less than $1,000,000	1.50%	1.52%	1.25%
$1,000,000 and over[2]	0.00%	0.00%	— [2]

[1]	Rounded to the nearest one-hundredth percent.

[2]

If you invest $1,000,000 or more in Investor A Shares, you will not pay an initial sales charge. In that case, BlackRock compensates the Financial Intermediary from its own resources. However, if you redeem your shares within 18 months after purchase, you may be charged a deferred sales charge of 1.00% of the lesser of the original cost of the shares being redeemed or your redemption proceeds. Such deferred sales charge may be waived in connection with certain fee-based programs.

No initial sales charge applies to Investor A Shares that you buy through reinvestment of Acquiring Fund dividends or capital gains.

Sales Charges Reduced or Eliminated for Investor A Shares

There are several ways in which the sales charge can be reduced or eliminated. Purchases of Investor A Shares at certain fixed dollar levels, known as “breakpoints,” cause a reduction in the front-end sales charge (as described above in the “Investor A Shares — Initial Sales Charge Option” section). Additionally, the front-end sales charge can be reduced or eliminated through one or a combination of the following: a Letter of Intent, the right of accumulation, the reinstatement privilege (described under “Account Services and Privileges”), or a waiver of the sales charge (described below).

Reductions or eliminations through a Letter of Intent or the right of accumulation will apply to the value of all qualifying holdings in shares of mutual funds sponsored and advised by BlackRock or its affiliates (“BlackRock Funds”) owned by (a) the investor, or (b) the investor’s spouse and any children and a trust, custodial account or fiduciary account for the benefit of any such individuals. For this purpose, the value of an investor’s holdings means the offering price of the newly purchased shares (including any applicable sales charge) plus the current value (including any sales charges paid) of all other shares the investor already holds taken together.

See the “Intermediary-Defined Sales Charge Waiver Policies” section in Appendix III for sales charge reductions and waivers that may be available to customers of certain Financial Intermediaries.

Qualifying Holdings — Investor A and A1, Investor C, C1, C2 and C3, Investor P, Institutional, Class K and Premier Shares (in most BlackRock Funds), investments in certain unlisted closed-end management investment companies sponsored and advised by BlackRock or its affiliates (“Eligible Unlisted BlackRock Closed-End Funds”) and investments in the BlackRock CollegeAdvantage 529 Program.

Qualifying Holdings may include shares held in accounts held at a Financial Intermediary, including personal accounts, certain retirement accounts, UGMA/UTMA accounts, Joint Tenancy accounts, trust accounts and Transfer on Death accounts, as well as shares purchased by a trust of which the investor is a beneficiary. For purposes of the Letter of Intent and right of accumulation, the investor may not combine with the investor’s other holdings shares held in pension, profit sharing or other employer-sponsored retirement plans if those shares are held in the name of a nominee or custodian.

In order to receive a reduced sales charge, at the time an investor purchases shares of the Acquiring Fund, the investor should inform the Financial Intermediary and/or BlackRock Funds of any other shares of the Acquiring Fund or any other BlackRock Fund or Eligible Unlisted BlackRock Closed-End Fund that qualify for a reduced sales charge. Failure by the investor to notify the Financial Intermediary or BlackRock Funds may result in the investor not receiving the sales charge reduction to which the investor is otherwise entitled.

The Financial Intermediary or BlackRock Funds may request documentation — including account statements and records of the original cost of the shares owned by the investor, the investor’s spouse and/or children showing that the investor qualifies for a reduced sales charge. The investor should retain these records because — depending on where an account is held or the type of account — the Acquiring Fund and/or the Financial Intermediary, BlackRock Funds or Eligible Unlisted BlackRock Closed-End Funds may not be able to maintain this information.

For more information, see the SAI or contact your Financial Intermediary.

Letter of Intent

An investor may qualify for a reduced front-end sales charge immediately by signing a “Letter of Intent” stating the investor’s intention to make one or more of the following investments within the next 13 months which would, if bought all at once, qualify the investor for a reduced sales charge:

i.	Buy a specified amount of Investor A, Investor C, Investor P, Institutional, Class K and/or Premier Shares,

ii.	Make an investment in one or more Eligible Unlisted BlackRock Closed-End Funds and/or

iii.	Make an investment through the BlackRock CollegeAdvantage 529 Program in one or more BlackRock Funds.

The initial investment must meet the minimum initial purchase requirement. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by the Acquiring Fund.

The market value of current holdings in the BlackRock Funds (including Investor A, Investor C, Investor P, Institutional, Class K and Premier Shares, Eligible Unlisted BlackRock Closed-End Funds and the BlackRock CollegeAdvantage 529 Program Class A and Class C Units) as of the date of commencement that are eligible under the Right of Accumulation may be counted towards the sales charge reduction.

The investor must notify the Acquiring Fund of (i) any current holdings in the BlackRock Funds, Eligible Unlisted BlackRock Closed-End Funds and/or the BlackRock CollegeAdvantage 529 Program that should be counted towards the sales charge reduction and (ii) any subsequent purchases that should be counted towards the Letter of Intent.

During the term of the Letter of Intent, the Acquiring Fund will hold Investor A Shares representing up to 5% of the indicated amount in an escrow account for payment of a higher sales load if the full amount indicated in the Letter of Intent is not purchased. If the full amount indicated is not purchased within the 13-month period, and the investor does not pay the higher sales load within 20 days, the Acquiring Fund will redeem enough of the Investor A Shares held in escrow to pay the difference.

Right of Accumulation

Investors have a “right of accumulation” under which any of the following may be combined with the amount of the current purchase in determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge:

i.	The current value of an investor’s existing Investor A and A1, Investor C, C1, C2 and C3, Investor P, Institutional, Class K and Premier Shares in most BlackRock Funds,

ii.	The current value of an investor’s existing shares of Eligible Unlisted BlackRock Closed-End Funds and

iii.	The investment in the BlackRock CollegeAdvantage 529 Program by the investor or by or on behalf of the investor’s spouse and children.

Financial Intermediaries may value current holdings of their customers differently for purposes of determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge, although customers of the same Financial Intermediary will be treated similarly. In order to use this right, the investor must alert BlackRock to the existence of any previously purchased shares.

Other Front-End Sales Charge Waivers

The following persons may also buy Investor A Shares without paying a sales charge:

•	Certain employer-sponsored retirement plans. For purposes of this waiver, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs;

•

Rollovers of current investments through certain employer-sponsored retirement plans provided the shares are transferred to the same BlackRock Fund as either a direct rollover, or subsequent to distribution, the rolled-over proceeds are contributed to a BlackRock IRA through an account directly with the Acquiring Fund; or purchases by IRA programs that are sponsored by Financial Intermediary firms provided the Financial Intermediary firm has entered into a Class A Net Asset Value agreement with respect to such program with the Distributor;

•	Insurance company separate accounts;

•	Registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to amounts to be invested in the Acquiring Fund;

•	Persons participating in a fee-based program (such as a wrap account) under which they pay advisory fees to a broker-dealer or other financial institution;

•

Financial Intermediaries who have entered into an agreement with the Distributor and have been approved by the Distributor to offer Acquiring Fund Shares to self-directed investment brokerage accounts that may or may not charge a transaction fee;

•	Persons associated with the Acquiring Fund, the Acquiring Fund’s manager, the Acquiring Fund’s sub-adviser, transfer agent, Distributor, fund accounting agents, Barclays PLC (“Barclays”) and their respective affiliates (to the extent permitted by these firms) including: (a) officers, directors and partners; (b) employees and retirees; (c) employees of firms who have entered into selling agreements to distribute shares of BlackRock Funds; (d) immediate family members of such persons; and (e) any trust, pension, profit-sharing or other benefit plan for any of the persons set forth in (a) through (d); and

•	State sponsored 529 college savings plans.

In addition, a sales charge waiver may be available for investors exchanging Investor P Shares of another BlackRock Fund for Investor A Shares of the Acquiring Fund through an intermediary-processed exchange, provided that the investor had previously paid a sales charge with respect to such shares.

In addition, Financial Intermediaries may, in connection with a change in account type or otherwise in accordance with a Financial Intermediary’s policies and procedures, exchange one class of shares for Investor A Shares of the same Fund. In such cases, such exchange would not be subject to an Investor A Shares sales charge. The availability of Investor A Shares sales charge waivers may depend on the policies, procedures and trading platforms of your Financial Intermediary; consult your financial adviser.

See the “Intermediary-Defined Sales Charge Waiver Policies” section in Appendix III for sales charge reductions and waivers that may be available to customers of certain Financial Intermediaries.

Investor A Shares at Net Asset Value

If you invest $1,000,000 or more in Investor A Shares, you will not pay any initial sales charge. However, if you redeem your Investor A Shares within 18 months after purchase, you may be charged a deferred sales charge of 1.00% of the lesser of the original cost of the shares being redeemed or your redemption proceeds. For a discussion on waivers, see “—Contingent Deferred Sales Charge Waivers” below.

If you are eligible to buy both Investor A and Institutional Shares, you should buy Institutional Shares since Investor A Shares are subject to a front-end sales charge and an annual 0.25% service fee, while Institutional Shares are not. The Distributor normally pays the annual Investor A Shares service fee to dealers as a shareholder servicing fee on a monthly basis.

Investor C Shares — Deferred Sales Charge Option

If you select Investor C Shares, you do not pay an initial sales charge at the time of purchase. However, if you redeem your Investor C Shares within one year after purchase, you may be required to pay a deferred sales charge of 1.00%. The charge will apply to the lesser of the original cost of shares being redeemed or the proceeds of your redemption. When you redeem Investor C Shares, the redemption order is processed so that the lowest deferred sales charge is charged. Investor C Shares that are not subject to the deferred sales charge are redeemed first. In addition, you will not be charged a deferred sales charge when you redeem shares that you acquire through reinvestment of Acquiring Fund dividends or capital gains. Any CDSC paid on the redemptions of Investor C Shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described due to rounding.

Effective November 8, 2018 (the “Effective Date”), Investor C Shares will automatically convert to Investor A Shares approximately ten years after the date of purchase. It is the Financial Intermediary’s responsibility to ensure that the shareholder is credited with the proper holding period. As of the Effective Date, certain Financial Intermediaries, including group retirement recordkeeping platforms, may not have been tracking such holding periods and therefore may not be able to process such conversions. In such instances, the automatic conversion of Investor C Shares to Investor A Shares will occur ten years after the Effective Date. The automatic conversion of Investor C Shares to Investor A Shares is not a taxable event for Federal income tax purposes. Please consult your Financial Intermediary for additional information.

See the “Intermediary-Defined Sales Charge Waiver Policies” section in Appendix III for sales charge reductions and waivers that may be available to customers of certain Financial Intermediaries.

You will also pay distribution fees of 0.75% and service fees of 0.25% for Investor C Shares each year. Because these fees are paid out of the Acquiring Fund’s assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges. The Distributor uses the money that it receives from the deferred sales charges and the distribution fees to cover the costs of marketing, advertising and compensating the Financial Intermediary who assists you in purchasing Acquiring Fund Shares.

The Distributor currently pays dealers a sales concession of 1.00% of the purchase price of Investor C Shares from its own resources at the time of sale. The Distributor pays the annual Investor C Shares distribution fee and the annual Investor C Shares service fee as an ongoing concession and as a shareholder servicing fee, respectively, to dealers for Investor C Shares held for over a year and normally retains the Investor C Shares distribution fee and service fee during the first year after purchase. For certain employer-sponsored retirement plans, the Distributor will pay the full Investor C Shares distribution fee and service fee to dealers beginning in the first year after purchase in lieu of paying the sales concession. This may depend on the policies, procedures and trading platforms of your Financial Intermediary; consult your financial adviser.

Contingent Deferred Sales Charge Waivers

The deferred sales charge relating to Investor Shares (as defined below) may be reduced or waived in certain circumstances, such as:

•	Redemptions of shares purchased through certain employer-sponsored retirement plans and rollovers of current investments in the Acquiring Fund through such plans;

•	Exchanges pursuant to the exchange privilege, as described in “How to Buy, Sell, Exchange and Transfer Shares — How to Exchange Shares or Transfer Your Account”;

•	Redemptions made in connection with minimum required distributions from IRA or 403(b)(7) accounts due to the shareholder reaching the age of 70 1/2;

•	Certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1/2 years old and you purchased your shares prior to October 2, 2006;

•	Redemptions made with respect to certain retirement plans sponsored by the Acquiring Fund, BlackRock or an affiliate;

•

Redemptions resulting from shareholder death as long as the waiver request is made within one year of death or, if later, reasonably promptly following completion of probate (including in connection with the distribution of account assets to a beneficiary of the decedent);

•	Withdrawals resulting from shareholder disability (as defined in the Code) as long as the disability arose subsequent to the purchase of the shares;

•	Involuntary redemptions made of shares in accounts with low balances;

•	Certain redemptions made through the Systematic Withdrawal Plan (“SWP”) offered by the Acquiring Fund, BlackRock or an affiliate;

•	Redemptions related to the payment of BNY Mellon Investment Servicing Trust Company custodial IRA fees; and

•	Redemptions when a shareholder can demonstrate hardship, in the absolute discretion of the Acquiring Fund.

See the “Intermediary-Defined Sales Charge Waiver Policies” section in Appendix III for sales charge reductions and waivers that may be available to customers of certain Financial Intermediaries. More information about existing sales charge reductions and waivers is available free of charge in a clear and prominent format via hyperlink at www.blackrock.com and in the SAI, which is available on the website or on request.

Institutional Shares

Institutional Shares are not subject to any sales charge. Only certain investors are eligible to buy Institutional Shares. Your Financial Intermediary can help you determine whether you are eligible to buy Institutional Shares. The Acquiring Fund may permit a lower initial investment for certain investors if their purchase, combined with purchases by other investors received together by the Acquiring Fund, meets the minimum investment requirement.

Institutional Shares may also be available on certain brokerage platforms. An investor transacting in Institutional Shares on such brokerage platforms through a broker acting as an agent for the investor may be required to pay a commission and/or other forms of compensation to the broker. Shares of the Acquiring Fund are available in other share classes that have different fees and expenses.

Combined Funds. Effective upon the closing of the Reorganization, the foregoing policies will apply to the Combined Fund.

Distributor; Distribution and Service Fees

BlackRock Investments, LLC (previously defined as “BRIL,” or the “Distributor”), 40 East 52nd Street, New York, New York 10022, an affiliate of BlackRock, acts as each Fund’s distributor and will act as distributor for the Combined Fund following the closing of the Reorganization.

Plan Payments

The Trust, on behalf of the Acquiring Fund and the Target Fund, has adopted a plan (each, a “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the applicable Fund’s Investor A Shares and Investor C Shares (together, “Investor Shares”) that allows such Fund to pay distribution fees for the sale of its shares and/or shareholder servicing fees for certain services provided to its shareholders.

Under the Plans, Investor C Shares pay a distribution fee to the Distributor and/or its affiliates, for distribution and sales support services. The distribution fees may be used to pay the Distributor for distribution and sales support services and to pay the Distributor and BlackRock and its affiliates for sales support services provided and related expenses incurred in connection with the sale of Investor C Shares. The distribution fees may also be used to pay Financial Intermediaries for sales support services and related expenses. All Investor C Shares pay a maximum distribution fee per year that is a percentage of the average daily NAV of the Investor C Shares of the Fund. Institutional and Investor A Shares do not pay distribution fees.

Under the Plans, each Fund also pays shareholder servicing fees (also referred to as general shareholder liaison services fees) to Financial Intermediaries for providing support services to their customers who own Investor Shares of the Fund. The shareholder servicing fee payment is calculated as a percentage of the average daily NAV of Investor Shares of the Fund. All Investor Shares pay this shareholder servicing fee. Institutional Shares do not pay a shareholder servicing fee.

The share classes of each Fund are subject to annual service and/or distribution fees at the following rates, expressed as a percentage of a Fund’s average daily net assets attributable to the share class:

Share Class	Annual Service Fee Rate	Annual Distribution Fee Rate
Investor A	0.25%	None
Investor C	0.25%	0.75%
Institutional	None	None

In return for the shareholder servicing fee, Financial Intermediaries (including BlackRock) may provide one or more of the following services to their customers who own Investor Shares:

•

Answering customer inquiries regarding account status and history, the manner in which purchases, exchanges and redemptions or repurchases of shares may be effected and certain other matters pertaining to the customers’ investments;

•	Assisting customers in designating and changing dividend options, account designations and addresses; and

•	Providing other similar shareholder liaison services.

The shareholder servicing fees payable pursuant to the Plans are paid to compensate Financial Intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of the applicable Fund’s shares.

Because the fees paid by a Fund under the applicable Plan are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, the distribution fees paid by Investor C Shares may over time cost investors more than the front-end sales charge on Investor A Shares. For more information on the Plans, including a complete list of services provided thereunder, see the SAI.

Other Payments by the Funds

In addition to fees that a Fund may pay to a Financial Intermediary pursuant to the Plan and fees a Fund pays to its transfer agent, BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”), BlackRock, on behalf of a Fund, may enter into non-Plan agreements with affiliated and unaffiliated Financial Intermediaries pursuant to which the Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and/or shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.

Other Payments by BlackRock

From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and shareholder services described above at its or their own expense and out of its or their profits. BlackRock, the Distributor and their affiliates may also compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Funds. These payments would be in addition to the Fund payments described in this Combined Prospectus/Information Statement and the Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary or may be calculated on another basis. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial and, in some circumstances, may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of a Fund to you.

Please contact your Financial Intermediary for details about payments it may receive from the applicable Fund or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.

Combined Funds. Following the closing of the Reorganization, the Acquiring Fund’s distribution and service fees will be applied to investors.

Dividends and Distributions

Each Fund will distribute net investment income, if any, and net realized capital gains, if any, at least annually. Each Fund may also pay a special distribution at the end of the calendar year to comply with U.S. federal income tax requirements. Dividends may be reinvested automatically in shares of each Fund at NAV without a sales charge or may be taken in cash.

If you would like to receive dividends in cash, contact your Financial Intermediary or the Acquiring Fund. Although this cannot be predicted with any certainty, the Acquiring Fund anticipates that a significant amount of its dividends, if any, will consist of ordinary income. Capital gains may be taxable to you at different rates depending on how long the Acquiring Fund held the assets sold.

Effective upon the closing of the Reorganization, the Acquiring Fund’s dividends and distributions policy will be continued by the Combined Fund. Acquiring Fund Shares received by the Target Fund in the Reorganization will be valued as of the Valuation Time (as defined below), after the declaration and payment of dividends and distributions.

Taxes

You will pay tax on dividends from the Acquiring Fund whether you receive them in cash or additional shares. If you redeem Acquiring Fund Shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Acquiring Fund distributions derived from qualified dividend income, which consists of dividends received from U.S. corporations and qualifying foreign corporations, and from long-term capital gains are eligible for taxation at a maximum rate of 15% or 20% for individuals, depending on whether their income exceeds certain threshold amounts, which are adjusted annually for inflation.

A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates.

Your dividends and redemption proceeds will be subject to backup withholding tax if you have not provided a taxpayer identification number or social security number or the number you have provided is incorrect.

If you are neither a tax resident nor a citizen of the United States or if you are a foreign entity (other than a pass-through entity to the extent owned by U.S. persons), the Acquiring Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, certain distributions reported by the Acquiring Fund as capital gain dividends, interest-related dividends or short-term capital gain dividends and paid to a foreign shareholder may be eligible for an exemption from U.S. withholding tax.

Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to (i) certain foreign financial institutions and investment funds, and (ii) certain other foreign entities. To avoid withholding, foreign financial institutions and investment funds will generally either need to (a) collect and report to the IRS detailed information identifying their U.S. accounts and U.S. account holders, comply with due diligence procedures for identifying U.S. accounts and withhold tax on certain payments made to noncomplying foreign entities and account holders or (b) if an intergovernmental agreement is entered into and implementing legislation is adopted, comply with the agreement and legislation. Other foreign entities will generally either need to provide detailed information identifying each substantial U.S. owner or certify there are no such owners.

This section summarizes some of the consequences under current federal tax law of an investment in the Acquiring Fund. It is not a substitute for individualized tax advice. Consult your tax adviser about the potential tax consequences of an investment in the Acquiring Fund under all applicable tax laws.

Purchase, Redemption, Exchange and Transfer of Shares

The following discussion describes the policies and procedures related to the purchase, redemption, exchange and transfer of shares of each applicable share class of the Acquiring Fund, which policies and procedures will be the same for the corresponding share class of the Combined Fund, respectively, effective upon the closing of the Reorganization.

Availability and Minimum Investment

Investor A Shares and Investor C Shares. Investor A Shares and Investor C Shares of the Acquiring Fund are generally available through Financial Intermediaries. Investor A Shares and Investor C Shares of the Acquiring Fund have a $1,000 minimum initial investment requirement for all accounts, except the minimum initial investment requirement is $50 if the investor is establishing an automatic investment plan. There is no minimum initial investment requirement for employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs). There is no minimum initial investment requirement for certain fee-based programs. There is a $50 minimum additional investment requirement for all accounts (with the exception of certain employer-sponsored retirement plans which may have a lower minimum). The minimums for additional purchases may be waived under certain circumstances. If you establish a new account directly with the Acquiring Fund and do not have a Financial Intermediary associated with your account, you may only invest in Investor A Shares. Applications without a Financial Intermediary that select Investor C Shares will not be accepted. The Acquiring Fund will not accept a purchase order of $500,000 or more for Investor C Shares (may be lower on funds that have set a lower breakpoint for purchasing Investor A Shares without a front-end sales charge). Your Financial Intermediary may set a lower maximum for Investor C Shares.

Institutional Shares. Institutional Shares of the Acquiring Fund are available only to certain investors, which include:

•

Individuals and “Institutional Investors” (as defined below) with a minimum initial investment of $2 million who may purchase shares of the Acquiring Fund through a Financial Intermediary that has entered into an agreement with the Distributor to purchase such shares;

•

Clients of Financial Intermediaries that: (i) charge such clients a fee for advisory, investment consulting, or similar services or (ii) have entered into an agreement with the Distributor to offer Institutional Shares through a no-load program or investment platform, in each case, with no minimum initial investment;

•

Clients investing through Financial Intermediaries that have entered into an agreement with the Distributor to offer such shares on a platform that charges a transaction based sales commission outside of the Acquiring Fund, with a minimum initial investment of $1,000;

•

Employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, unaffiliated thrifts and unaffiliated banks and trust companies, each of which is not subject to any minimum initial investment and may purchase shares of the Acquiring Fund through a Financial Intermediary that has entered into an agreement with the Distributor to purchase such shares;

•

Trust department clients of PNC Bank, National Association and Bank of America, N.A. and their affiliates for whom they (i) act in a fiduciary capacity (excluding participant directed employee benefit plans); (ii) otherwise have investment discretion; or (iii) act as custodian for at least $2 million in assets, who are not subject to any minimum initial investment;

•

Holders of certain Bank of America Corporation (“BofA Corp.”) sponsored unit investment trusts (“UITs”) who reinvest dividends received from such UITs in shares of the Acquiring Fund, who are not subject to any minimum initial investment;

•

Employees, officers and directors/trustees of BlackRock, Inc., BlackRock Funds, BofA Corp., The PNC Financial Services Group, Inc., Barclays or their respective affiliates and immediate family members of such persons, if they open an account directly with BlackRock, who are not subject to any minimum initial investment; and

•

Tax-qualified accounts for insurance agents that are registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the Distributor to offer Institutional Shares, and the family members of such persons.

Institutional Shares of the Acquiring Fund have no minimum initial investment requirement for employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, unaffiliated thrifts and unaffiliated banks and trust companies, each of which may purchase shares of the Acquiring Fund through a Financial Intermediary that has entered into an agreement with the Distributor to purchase such shares. There is also no minimum initial investment requirement for employees, officers and directors/trustees of BlackRock or its affiliates and immediate family members of such persons, if they open an account directly with BlackRock. There is no minimum initial investment requirement for clients of Financial Intermediaries that: (i) charge such clients a fee for advisory, investment consulting, or similar services or (ii) have entered into an agreement with the Distributor to offer Institutional Shares through a no-load program or investment platform. There is a $2 million minimum initial investment requirement for individuals and “Institutional Investors,” which include, but are not limited to, endowments, foundations, family offices, local, city, and state governmental institutions, corporations and insurance company separate accounts who may purchase shares of the Acquiring Fund through a Financial Intermediary that has entered into an agreement with the Distributor to purchase such shares. There is a $1,000 minimum initial investment requirement for clients investing through Financial Intermediaries that offer such shares on a platform that charges a transaction-based sales commission outside of the Acquiring Fund. There is also a $1,000 minimum initial investment requirement for tax-qualified accounts for insurance agents that are registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the Distributor to offer Institutional Shares, and the family members of such persons. Institutional Shares do not have a minimum additional investment requirement.

How to Buy, Sell, Exchange and Transfer Shares

The chart on the following pages summarizes how to buy, sell, exchange and transfer Investor A Shares, Investor C Shares and Institutional Shares of the Acquiring Fund through your Financial Intermediary. You may also buy, sell, exchange and transfer Investor A Shares, Investor C Shares and Institutional Shares of the Acquiring Fund through BlackRock if your account is held directly with BlackRock. To learn more about buying, selling, exchanging or transferring shares through BlackRock, call (800) 441-7762. Because the selection of a mutual fund involves many considerations, your Financial Intermediary may help you with this decision.

With certain limited exceptions, the Acquiring Fund is generally available only to investors residing in the United States and may not be distributed by a foreign Financial Intermediary. Under this policy, in order to accept new accounts or additional investments (including by way of exchange from another BlackRock Fund) into existing accounts, the Acquiring Fund generally requires that (i) a shareholder that is a natural person be a U.S. citizen or resident alien, in each case residing within the United States or a U.S. territory (including APO/FPO/DPO addresses), and have a valid U.S. taxpayer identification number, and (ii) a Financial Intermediary or a shareholder that is an entity be domiciled in the United States and have a valid U.S. taxpayer identification number or be domiciled in a U.S. territory and have a valid U.S. taxpayer identification number or IRS Form W-8. Any existing account that is updated to reflect a non-U.S. address will also be restricted from making additional investments.

The Acquiring Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the Acquiring Fund at any time for any reason. In addition, the Acquiring Fund may waive certain requirements regarding the purchase, sale, exchange or transfer of shares described below.

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Acquiring Fund may be transferred to that state.

How to Buy Shares

	Your Choices	Important Information for You to Know
Initial Purchase	First, select the share class appropriate for you

When you place your initial order, you must indicate which share class you select (if you do not specify a share class and do not qualify to purchase Institutional Shares, you will receive Investor A Shares).

Certain factors, such as the amount of your investment, your time frame for investing, and your financial goals, may affect which share class you choose. Your Financial Intermediary can help you determine which share class is appropriate for you.

Next, determine the amount of your investment

Refer to the minimum initial investment described above under “—Purchase, Redemption, Exchange and Transfer of Shares—Availability and Minimum Investment.” Be sure to note the maximum investment amounts in Investor C Shares.

See “—Purchase, Redemption, Exchange and Transfer of Shares—Availability and Minimum Investment—Institutional Shares” for information on a lower initial investment requirement for certain Fund investors if their purchase, combined with purchases by other investors received together by the Fund, meets the minimum investment requirement.

Have your Financial Intermediary submit your purchase order

The price of your shares is based on the next calculation of the Fund’s NAV after your order is placed. Any purchase orders placed prior to the close of business on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) will be priced at the NAV determined that day. Certain Financial Intermediaries, however, may require submission of orders prior to that time. Purchase orders placed after that time will be priced at the NAV determined on the next business day.

A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown in the Fund’s “Fees and Expenses” table.

The Fund may reject any order to buy shares and may suspend the sale of shares at any time. Certain Financial Intermediaries may charge a processing fee to confirm a purchase.

	Or contact BlackRock (for accounts held directly with BlackRock)	To purchase shares directly from BlackRock, call (800) 441-7762 and request a new account application. Mail the completed application along with a check payable to “BlackRock Funds” to the Transfer Agent at the address on the application.

	Your Choices	Important Information for You to Know
Add to Your Investment	Purchase additional shares	For Investor A and Investor C Shares, the minimum investment for additional purchases is generally $50 for all accounts (with the exception of certain employer-sponsored retirement plans which may have a lower minimum for additional purchases). The minimums for additional purchases may be waived under certain circumstances. Institutional Shares have no minimum for additional purchases.
	Have your Financial Intermediary submit your purchase order for additional shares	To purchase additional shares, you may contact your Financial Intermediary. For more details on purchasing by Internet see below.
Or contact BlackRock (for accounts held directly with BlackRock)

Purchase by Telephone: Call (800) 441-7762 and speak with one of our representatives. The Fund has the right to reject any telephone request for any reason.

Purchase in Writing: You may send a written request to BlackRock at the following address: P.O. Box 9819, Providence, Rhode Island 02940-8019

Purchase by VRU: Investor Shares may also be purchased by use of the Fund’s automated voice response unit (“VRU”) service at (800) 441-7762.

Purchase by Internet: You may purchase your shares and view activity in your account by logging onto the BlackRock website at www.blackrock.com. Purchases made on the Internet using the Automated Clearing House (“ACH”) will have a trade date that is the day after the purchase is made.

Certain institutional clients’ purchase orders of Institutional Shares placed by wire prior to the close of business on the NYSE will be priced at the NAV determined that day. Contact your Financial Intermediary or BlackRock for further information. The Fund limits Internet purchases in shares of the Fund to $25,000 per trade. Different maximums may apply to certain institutional investors.

Please read the On-Line Services Disclosure Statement and User Agreement, the Terms and Conditions page and the Consent to Electronic Delivery Agreement (if you consent to electronic delivery), before attempting to transact online.

The Fund employs reasonable procedures to confirm that transactions entered over the Internet are genuine. By entering into the User Agreement with the Fund in order to open an account through the website, the shareholder waives any right to reclaim any losses from the Fund or any of its affiliates incurred through fraudulent activity.

	Acquire additional shares by reinvesting dividends and capital gains	All dividends and capital gains distributions are automatically reinvested without a sales charge. To make any changes to your dividend and/or capital gains distributions options, please call (800) 441-7762 or contact your Financial Intermediary (if your account is not held directly with BlackRock).
Participate in the AIP

BlackRock’s AIP allows you to invest a specific amount on a periodic basis from your checking or savings account into your investment account.

Refer to the “Account Services and Privileges” section of this Combined Prospectus/Information Statement for additional information.

	Your Choices	Important Information for You to Know
How to Pay for Shares	Making payment for purchases

Payment for an order must be made in Federal funds or other immediately available funds by the time specified by your Financial Intermediary, but in no event later than 4:00 p.m. (Eastern time) on the second business day (in the case of Investor Shares) or the first business day (in the case of Institutional Shares) following BlackRock’s receipt of the order. If payment is not received by this time, the order will be canceled and you and your Financial Intermediary will be responsible for any loss to the Fund.

For shares purchased directly from the Fund, a check payable to BlackRock Funds which bears the name of the Fund you are purchasing must accompany a completed purchase application. There is a $20 fee for each purchase check that is returned due to insufficient funds. The Fund does not accept third-party checks. You may also wire Federal funds to the Fund to purchase shares, but you must call (800) 441-7762 before doing so to confirm the wiring instructions.

How to Sell Shares

	Your Choices	Important Information for You to Know
Full or Partial Redemption of Shares	Have your Financial Intermediary submit your sales order

You can make redemption requests through your Financial Intermediary. Shareholders should indicate whether they are redeeming Investor A , Investor C or Institutional Shares. The price of your shares is based on the next calculation of the Fund’s NAV after your order is placed. For your redemption request to be priced at the NAV on the day of your request, you must submit your request to your Financial Intermediary prior to that day’s close of business on the NYSE (generally 4:00 p.m. Eastern time). Certain Financial Intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the NAV at the close of business on the next business day.

Regardless of the method the Fund uses to make payment of your redemption proceeds (check, wire or ACH), your redemption proceeds typically will be sent one to two business days after your request is submitted, but in any event, within seven days.

Certain Financial Intermediaries may charge a fee to process a redemption of shares.

The Fund may reject an order to sell shares under certain circumstances.

Selling shares held directly with BlackRock

Methods of Redeeming

Redeem by Telephone: You may redeem Investor Shares held directly with BlackRock by telephone request if certain conditions are met and if the amount being sold is less than (i) $100,000 for payments by check or (ii) $250,000 for payments through ACH or wire transfer. Certain redemption requests, such as those in excess of these amounts, must be in writing with a medallion signature guarantee. For Institutional Shares, certain redemption requests may require written instructions with a medallion signature guarantee. Call (800) 441-7762 for details.

You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable.

	Your Choices	Important Information for You to Know
Full or Partial Redemption of Shares (continued)	Selling shares held directly with BlackRock (continued)

The Fund, its administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. The Fund may refuse a telephone redemption request if it believes it is advisable to do so.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Please find alternative redemption methods below.

Redeem by VRU: Investor Shares may also be redeemed by use of the Fund’s automated VRU service. Payment for Investor Shares redeemed by the VRU service may be made for non-retirement accounts in amounts up to $25,000, either through check, ACH or wire.

Redeem by Internet: You may redeem in your account by logging onto the BlackRock website at www.blackrock.com. Proceeds from Internet redemptions may be sent via check, ACH or wire to the bank account of record. Payment for Investor Shares redeemed by Internet may be made for non-retirement accounts in amounts up to $25,000, either through check, ACH or wire. Different maximums may apply to investors in Institutional Shares.

Redeem in Writing: You may sell shares held at BlackRock by writing to BlackRock, P.O. Box 9819, Providence, Rhode Island 02940-8019 or for overnight delivery, 4400 Computer Drive, Westborough, Massachusetts 01581. All shareholders on the account must sign the letter. A medallion signature guarantee will generally be required but may be waived in certain limited circumstances. You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable. If you hold stock certificates, return the certificates with the letter. Proceeds from redemptions may be sent via check, ACH or wire to the bank account of record.

Payment of Redemption Proceeds: Redemption proceeds may be paid by check or, if the Fund has verified banking information on file, through ACH or by wire transfer.

Payment by Check: BlackRock will normally mail redemption proceeds within three business days following receipt of a properly completed request, but in any event within seven days. Shares can be redeemed by telephone and the proceeds sent by check to the shareholder at the address on record. Shareholders will pay $15 for redemption proceeds sent by check via overnight mail. You are responsible for any additional charges imposed by your bank for this service.

The Fund reserves the right to reinvest any dividend or distribution amounts (e.g., income dividends or capital gains) which you have elected to receive by check should your check be returned as undeliverable or remain uncashed for more than 6 months. No interest

	Your Choices	Important Information for You to Know
Full or Partial Redemption of Shares (continued)	Selling shares held directly with BlackRock (continued)

will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the NAV next calculated, on the day of the investment. When reinvested, those amounts are subject to the risk of loss like any fund investment. If you elect to receive distributions in cash and a check remains undeliverable or uncashed for more than 6 months, your cash election may also be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Fund at the NAV as of the date of payment of the distribution.

Payment by Wire Transfer: Payment for redeemed shares for which a redemption order is received before 4:00 p.m. (Eastern time) on a business day is normally made in Federal funds wired to the redeeming shareholder on the next business day, provided that the Fund’s custodian is also open for business. Payment for redemption orders received after 4:00 p.m. (Eastern time) or on a day when the Fund’s custodian is closed is normally wired in Federal funds on the next business day following redemption on which the Fund’s custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect the Fund.

If a shareholder has given authorization for expedited redemption, shares can be redeemed by Federal wire transfer to a single previously designated bank account. Shareholders will pay $7.50 for redemption proceeds sent by Federal wire transfer. You are responsible for any additional charges imposed by your bank for this service. No charge for wiring redemption payments with respect to Institutional Shares is imposed by the Fund.

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to the Fund at the address on the cover page of this Combined Prospectus/Information Statement.

Payment by ACH: Redemption proceeds may be sent to the shareholder’s bank account (checking or savings) via ACH. Payment for redeemed shares for which a redemption order is received before 4:00 p.m. (Eastern time) on a business day is normally sent to the redeeming shareholder the next business day, with receipt at the receiving bank within the next two business days (48-72 hours); provided that the Fund’s custodian is also open for business. Payment for redemption orders received after 4:00 p.m. (Eastern time) or on a day when the Fund’s custodian is closed is normally sent on the next business day following redemption on which the Fund’s custodian is open for business.

The Fund reserves the right to send redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect the Fund. No charge for sending redemption payments via ACH is imposed by the Fund.

***

If you make a redemption request before the Fund has collected payment for the purchase of shares, the Fund may delay mailing your proceeds. This delay will usually not exceed ten days.

	Your Choices	Important Information for You to Know
Redemption Proceeds

Under normal circumstances, the Fund expects to meet redemption requests by using cash or cash equivalents in its portfolio or by selling portfolio assets to generate cash. During periods of stressed market conditions, when a significant portion of the Fund’s portfolio may be comprised of less-liquid investments, the Fund may be more likely to limit cash redemptions and may determine to pay redemption proceeds by (i) borrowing under a line of credit it has entered into with a group of lenders, (ii) borrowing from another BlackRock Fund pursuant to an interfund lending program, to the extent permitted by the Fund’s investment policies and restrictions as set forth in the SAI, and/or (iii) transferring portfolio securities in-kind to you. The SAI includes more information about the Fund’s line of credit and interfund lending program, to the extent applicable.

If the Fund pays redemption proceeds by transferring portfolio securities in-kind to you, you may pay transaction costs to dispose of the securities, and you may receive less for them than the price at which they were valued for purposes of redemption.

How to Exchange Shares or Transfer Your Account

	Your Choices	Important Information for You to Know
Exchange Privilege	Selling shares of one BlackRock Fund to purchase shares of another BlackRock Fund (“exchanging”)

Investor A, Investor C or Institutional Shares of the Fund are generally exchangeable for shares of the same class of another BlackRock Fund, to the extent such shares are offered by your Financial Intermediary.

You can exchange $1,000 or more of Investor A or Investor C Shares from one fund into the same class of another fund which offers that same class of shares (you can exchange less than $1,000 of Investor A or Investor C Shares if you already have an account in the fund into which you are exchanging). Investors who currently own Institutional Shares of the Fund may make exchanges into Institutional Shares of other BlackRock Funds except for investors holding shares through certain client accounts at Financial Intermediaries that are omnibus with the Fund and do not meet applicable minimums. There is no required minimum amount with respect to exchanges of Institutional Shares.

You may only exchange into a share class and fund that are open to new investors or in which you have a current account if the fund is closed to new investors.

Some of the BlackRock Funds impose a different initial or deferred sales charge schedule. The CDSC will continue to be measured from the date of the original purchase. The CDSC schedule applicable to your original purchase will apply to the shares you receive in the exchange and any subsequent exchange.

To exercise the exchange privilege, you may contact your Financial Intermediary. Alternatively, if your account is held directly with BlackRock, you may: (i) call (800) 441-7762 and speak with one of our representatives, (ii) make the exchange via the Internet by accessing your account online at www.blackrock.com, or (iii) send a written request to the Fund at the address on the cover page of this Combined

	Your Choices	Important Information for You to Know
Exchange Privilege (continued)	Selling shares of one BlackRock Fund to purchase shares of another BlackRock Fund (“exchanging”) (continued)

Prospectus/Information Statement. Please note, if you indicated on your new account application that you did not want the Telephone Exchange Privilege, you will not be able to place exchanges via the telephone until you update this option either in writing or by calling (800) 441-7762. The Fund has the right to reject any telephone request for any reason.

Although there is currently no limit on the number of exchanges that you can make, the exchange privilege may be modified or terminated at any time in the future. The Fund may suspend or terminate your exchange privilege at any time for any reason, including if the Fund believes, in its sole discretion, that you are engaging in market timing activities. See “Short-Term Trading Policy” below. For U.S. federal income tax purposes, a share exchange is a taxable event and a capital gain or loss may be realized. Please consult your tax adviser or other Financial Intermediary before making an exchange request.

Transfer Shares to Another Financial Intermediary	Transfer to a participating Financial Intermediary	You may transfer your shares of the Fund only to another Financial Intermediary that has entered into an agreement with the Distributor. Certain shareholder services may not be available for the transferred shares. All future trading of these assets must be coordinated by the receiving firm.
If your account is held directly with BlackRock, you may call (800) 441-7762 with any questions; otherwise please contact your Financial Intermediary to accomplish the transfer of shares.
Transfer to a non-participating Financial Intermediary

You must either:

•  Transfer your shares to an account with the Fund; or

•  Sell your shares, paying any applicable deferred sales charge.

If your account is held directly with BlackRock, you may call (800) 441-7762 with any questions; otherwise please contact your Financial Intermediary to accomplish the transfer of shares.

Account Services and Privileges

The following table provides examples of account services and privileges available in your BlackRock account with respect to the Acquiring Fund, which account services and privileges will be the same for the Combined Fund effective upon the closing of the Reorganization. Certain of these account services and privileges are only available to shareholders of Investor Shares whose accounts are held directly with BlackRock. If your account is held directly with BlackRock, please call (800) 441-7762 or visit www.blackrock.com for additional information as well as forms and applications. Otherwise, please contact your Financial Intermediary for assistance in requesting one or more of the following services and privileges.

Automatic Investment Plan	Allows systematic investments on a periodic basis from your checking or savings account.

BlackRock’s AIP allows you to invest a specific amount on a periodic basis from your checking or savings account into your investment account. You may apply for this option upon account opening or by completing the AIP application. The minimum investment amount for an automatic investment is $50 per portfolio.

Dividend Allocation Plan	Automatically invests your distributions into another BlackRock Fund of your choice pursuant to your instructions, without any fees or sales charges.

Dividend and capital gains distributions may be reinvested in your account to purchase additional shares or paid in cash. Using the Dividend Allocation Plan, you can direct your distributions to your bank account (checking or savings), to purchase shares of another fund at BlackRock without any fees or sales charges, or by check to a special payee. Please call (800) 441-7762 for details. If investing in another fund at BlackRock, the receiving fund must be open to new purchases.

EZ Trader	Allows an investor to purchase or sell Investor Shares by telephone or over the Internet through ACH.

(NOTE: This option is offered to shareholders whose accounts are held directly with BlackRock. Please speak with your Financial Intermediary if your account is held elsewhere.)

Prior to establishing an EZ Trader account, please contact your bank to confirm that it is a member of the ACH system. Once confirmed, complete an application, making sure to include the appropriate bank information, and return the application to the address listed on the form.

Prior to placing a telephone or Internet purchase or sale order, please call (800) 441-7762 to confirm that your bank information has been updated on your account. Once this is established, you may place your request to sell shares with the Acquiring Fund by telephone or Internet. Proceeds will be sent to your pre-designated bank account.

Systematic Exchange Plan	This feature can be used by investors to systematically exchange money from one fund to up to four other funds.	A minimum of $10,000 in the initial BlackRock Fund is required, and investments in any additional funds must meet minimum initial investment requirements.
Systematic Withdrawal Plan	This feature can be used by investors who want to receive regular distributions from their accounts.

To start an SWP, a shareholder must have a current investment of $10,000 or more in a BlackRock Fund.

Shareholders can elect to receive cash payments of $50 or more at any interval they choose. Shareholders may sign up by completing the SWP Application Form, which may be obtained from BlackRock. Shareholders should realize that if withdrawals exceed income the invested principal in their account will be depleted.

To participate in the SWP, shareholders must have their dividends reinvested. Shareholders may change or cancel the SWP at any time, with a minimum of 24 hours’ notice. If a shareholder purchases additional Investor A Shares of a fund at the same time he or she redeems shares through the SWP, that investor may lose money because of the sales charge involved. No CDSC will be assessed on redemptions of Investor A or Investor C Shares made through the SWP that do not exceed 12% of the account’s NAV on an annualized basis. For example, monthly, quarterly, and semi-annual SWP redemptions of Investor A or Investor C Shares will not be subject to the CDSC if they do not exceed 1%, 3% and 6%, respectively, of an account’s NAV on the redemption date. SWP redemptions of Investor A or Investor C Shares in excess of this limit will still pay any applicable CDSC.

Ask your Financial Intermediary for details.

Reinstatement Privilege	If you redeem Investor A or Institutional Shares and buy new Investor A Shares of the same or another BlackRock Fund (equal to all or a portion of the redemption amount) within 90 days of such redemption, you will not pay a sales charge on the new purchase amount. This right may be exercised within 90 days of the redemption, provided that the Investor A Share class of that fund is currently open to new investors or the shareholder has a current account in that closed fund. Shares will be purchased at the NAV calculated at the close of trading on the day the request is received. To exercise this privilege, the Acquiring Fund must receive written notification from the shareholder of record or the Financial Intermediary of record, at the time of purchase. Investors should consult a tax adviser concerning the tax consequences of exercising this reinstatement privilege.

Funds’ Rights

The Acquiring Fund may:

•	Suspend the right of redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the 1940 Act;

•

Postpone the date of payment upon redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the 1940 Act or if a redemption request is made before the Acquiring Fund has collected payment for the purchase of shares;

•	Redeem shares for property other than cash as may be permitted under the 1940 Act; and

•	Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.

Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, BlackRock has set a minimum balance of $500 in each Acquiring Fund position you hold within your account (the “Fund Minimum”), and may redeem the shares in your account if the NAV of those shares in your account falls below $500 for any reason, including market fluctuation.

You will be notified that the value of your account is less than the Fund Minimum before the Acquiring Fund makes any involuntary redemption. This notification will provide you with a 90 calendar day period to make an additional investment in order to bring the value of your account to at least $500 before the Acquiring Fund makes an involuntary redemption. This involuntary redemption will not charge any deferred sales charge, and may not apply to accounts of certain employer-sponsored retirement plans (not including IRAs), qualified state tuition plan (529 Plan) accounts, and select fee-based programs at your Financial Intermediary.

The above rights will be the same for the Combined Fund effective upon the closing of the Reorganization.

Participation in Fee-Based Programs

If you participate in certain fee-based programs offered by BlackRock or an affiliate of BlackRock, or by Financial Intermediaries that have agreements with the Distributor or in certain fee-based programs in which BlackRock participates, you may be able to buy Institutional Shares, including by exchanges from other share classes. Sales charges on the shares being exchanged may be reduced or waived under certain circumstances. You generally cannot transfer shares held through a fee-based program into another account. Instead, if you choose to leave the fee-based program, you may have to redeem your shares held through the program and purchase shares of another class, which may be subject to distribution and service fees. This may be a taxable event and you may pay any applicable sales charges or redemption fee. Please speak to your Financial Intermediary for information about specific policies and procedures applicable to your account.

Generally, upon termination of a fee-based program, the shares may be liquidated, or the shares can be held in an account. In certain instances, when a shareholder chooses to continue to hold the shares, whatever share class was held in the program can be held after termination. Shares that have been held for less than specified periods within the program may be subject to a fee upon redemption. Shareholders that held Investor A or Institutional Shares in the program may be eligible to purchase additional shares of the respective share class of the Acquiring Fund, but may be subject to upfront sales charges with respect to Investor A Shares. Additional purchases of Institutional Shares are permitted only if you have an existing position at the time of purchase or are otherwise eligible to purchase Institutional Shares. Please speak to your Financial Intermediary for more information.

Certain Financial Intermediaries may, in connection with a change in account type (for example, due to leaving a fee-based program or upon termination of the fee-based program) or otherwise in accordance with the Financial Intermediary’s policies and procedures, exchange the share class held in the program for another share class of the same fund, provided that the exchanged shares are not subject to a sales charge and the shareholder meets the eligibility requirements of the new share class. Please speak to your Financial Intermediary for information about specific policies and procedures applicable to your account.

Details about the features of each fee-based program and the relevant charges, terms and conditions are included in the client agreement for each fee-based program and are available from your Financial Intermediary. Please speak to your Financial Intermediary for more information.

The above will be applicable to the Combined Fund effective upon the closing of the Reorganization.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and its subsidiaries (collectively, the “Affiliates”)), The PNC Financial Services Group, Inc. (which, through a subsidiary, has a significant economic interest in BlackRock, Inc.) and its subsidiaries (each with The PNC Financial Services Group, Inc., an “Entity” and collectively, the “Entities”), and their respective directors, officers or employees, in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Acquiring Fund and its shareholders.

BlackRock, its Affiliates and the Entities provide investment management services to other funds and discretionary managed accounts that may follow investment programs similar to that of the Acquiring Fund. BlackRock, its Affiliates and the Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Acquiring Fund. BlackRock or one or more Affiliates or Entities act or may act as an investor, investment banker, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, market maker, trader, prime broker, lender, index provider, agent and/or principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Acquiring Fund may directly or indirectly invest. Thus, it is likely that the Acquiring Fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from, entities for which an Affiliate or an Entity performs or seeks to perform investment banking or other services. Specifically, the Acquiring Fund may invest in securities of, or engage in other transactions with, companies with which an Affiliate or an Entity has developed or is trying to develop investment banking relationships or in which an Affiliate or an Entity has significant debt or equity investments or other interests. The Acquiring Fund may also invest in issuances (such as structured notes) by entities for which an Affiliate or an Entity provides and is compensated for cash management services relating to the proceeds from the sale of such issuances. The Acquiring Fund also may invest in securities of, or engage in other transactions with, companies for which an Affiliate or an Entity provides or may in the future provide research coverage. An Affiliate or Entity may have business relationships with, and purchase, or distribute or sell services or products from or to, distributors, consultants or others who recommend the Acquiring Fund or who engage in transactions with or for the

Acquiring Fund, and may receive compensation for such services. The Acquiring Fund may also make brokerage and other payments to Entities in connection with the Acquiring Fund’s portfolio investment transactions. BlackRock or one or more Affiliates or Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Acquiring Fund and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Acquiring Fund. This may include transactions in securities issued by other open-end and closed-end investment companies (which may include investment companies that are affiliated with the Acquiring Fund and BlackRock, to the extent permitted under the 1940 Act). The trading activities of BlackRock and these Affiliates or Entities are carried out without reference to positions held directly or indirectly by the Acquiring Fund and may result in BlackRock or an Affiliate or an Entity having positions in certain securities that are senior or junior to, or have interests different from or adverse to, the securities that are owned by the Acquiring Fund.

Neither BlackRock nor any Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Acquiring Fund. As a result, an Affiliate may compete with the Acquiring Fund for appropriate investment opportunities. The results of the Acquiring Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that the Acquiring Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

In addition, the Acquiring Fund may, from time to time, enter into transactions in which BlackRock or an Affiliate or an Entity or their directors, officers or employees or other clients have an adverse interest. Furthermore, transactions undertaken by clients advised or managed by BlackRock, its Affiliates or Entities may adversely impact the Acquiring Fund. Transactions by one or more clients or BlackRock, its Affiliates or Entities or their directors, officers or employees, may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Acquiring Fund. The Acquiring Fund’s activities may be limited because of regulatory restrictions applicable to BlackRock, one or more Affiliates or Entities and/or their internal policies designed to comply with such restrictions.

Under a securities lending program approved by the Board, the Trust, on behalf of the Acquiring Fund, has retained BlackRock Investment Management, LLC, an Affiliate of BlackRock, to serve as the securities lending agent for the Acquiring Fund to the extent that the Acquiring Fund participates in the securities lending program. For these services, the securities lending agent will receive a fee from the Acquiring Fund, including a fee based on the returns earned on the Acquiring Fund’s investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates or Entities may be among the entities to which the Acquiring Fund may lend its portfolio securities under the securities lending program.

The activities of BlackRock, its Affiliates and Entities and their respective directors, officers or employees, may give rise to other conflicts of interest that could disadvantage the Acquiring Fund and its shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

The above will be applicable to the Combined Fund effective upon the closing of the Reorganization.

Valuation of Shares

The Target Fund’s valuation policy is identical to the Acquiring Fund’s valuation policy with respect to Investor A Shares, Investor C Shares and Institutional Shares. Effective upon the closing of the Reorganization, the Acquiring Fund’s valuation policy described below will be continued by the Combined Fund.

When you buy Acquiring Fund Shares, you pay the NAV, plus any applicable sales charge. This is the offering price. Investor A Shares of the Acquiring Fund are subject to a maximum front-end sales charge of 5.25% as a percentage of offering price. Investor C and Institutional Shares of the Acquiring Fund do not charge a front-end sales charge. Shares are also redeemed at their NAV, minus any applicable deferred sales charge or redemption fee. The Acquiring Fund calculates the NAV of each class of its shares each day the NYSE is open, generally as of the close of regular trading hours on the NYSE, based on prices at the time of closing. The NYSE generally closes at 4:00 p.m. (Eastern time). The NAV used in determining your share price is the next one calculated after your purchase or redemption order is received.

Generally, Institutional Shares will have the highest NAV because that class has the lowest expenses. Investor A Shares will have a higher NAV than Investor C Shares. Also, dividends paid on Investor A and Institutional Shares will generally be higher than dividends paid on Investor C Shares because Investor A and Institutional Shares have lower expenses.

Equity securities and other instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. The Acquiring Fund values fixed-income portfolio securities and non-exchange traded derivatives using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Acquiring Fund’s approved independent third-party pricing services, each in accordance with valuation procedures approved by the Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of institutional round lot size, but the Acquiring Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. Short-term debt securities with remaining maturities of 60 days or less may be valued on the basis of amortized cost.

Foreign currency exchange rates are generally determined as of the close of business on the NYSE. Foreign securities owned by the Acquiring Fund may trade on weekends or other days when the Acquiring Fund does not price its shares. As a result, the Acquiring Fund’s NAV may change on days when you will not be able to purchase or redeem the Acquiring Fund’s shares.

Generally, trading in foreign securities, U.S. Government securities, money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Acquiring Fund’s shares are determined as of such times.

When market quotations are not readily available or are not believed by BlackRock to be reliable, the Acquiring Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable, where the security or other asset or other liability is thinly traded (e.g., municipal securities, certain small cap and emerging growth companies and certain non-U.S. securities) or where there is a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing the Acquiring Fund’s assets or liabilities, that it is likely that the event will cause a material change to the last closing market price of one or more assets or liabilities held by the Acquiring Fund. For instance, significant events may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Acquiring Fund’s net assets. If such event occurs, those instruments may be fair valued. Similarly, foreign securities whose values are affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets may be fair valued.

For certain foreign securities, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign securities following the close of the local markets to the price that might have prevailed as of the Acquiring Fund’s pricing time.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Acquiring Fund’s NAV.

The Acquiring Fund may accept orders from certain authorized Financial Intermediaries or their designees. The Acquiring Fund will be deemed to receive an order when accepted by the Financial Intermediary or designee and the order will receive the NAV next computed by the Acquiring Fund after such acceptance. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the Financial Intermediary could be held liable for any losses.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a Financial Intermediary, the Fund and BRIL, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and other services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

Disclosure of Portfolio Holdings

For a discussion of each Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI.

Market Timing Trading Policies and Procedures

The Funds have identical market timing policies. Effective upon the closing of the Reorganization, the Acquiring Fund’s market timing trading policies and procedures described below will be continued by the Combined Fund.

The Board has determined that the interests of long-term shareholders and the Acquiring Fund’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations — also known as “market timing.” The Acquiring Fund is not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The exchange privilege is not intended as a vehicle for short-term trading. Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of the Acquiring Fund and its returns to shareholders. For example, large flows of cash into and out of the Acquiring Fund may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the Acquiring Fund’s investment objective. Frequent trading may cause the Acquiring Fund to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce the Acquiring Fund’s performance.

A fund’s investment in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of the fund’s portfolio securities and the determination of the fund’s NAV as a result of different closing times of U.S. and non-U.S. markets by buying or selling fund shares at a price that does not reflect their true value. A similar risk exists for funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (junk bonds) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. The Acquiring Fund will seek to eliminate these opportunities by using fair value pricing, as described in “Comparison of the Funds—Valuation of Shares” above.

The Acquiring Fund discourages market timing and seeks to prevent frequent purchases and sales or exchanges of Acquiring Fund Shares that it determines may be detrimental to the Acquiring Fund or long-term shareholders. The Board has approved the policies discussed below to seek to deter market timing activity. The Board has not adopted any specific numerical restrictions on purchases, sales and exchanges of Acquiring Fund Shares because certain legitimate strategies will not result in harm to the Acquiring Fund or its shareholders.

If as a result of its own investigation, information provided by a Financial Intermediary or other third party, or otherwise, the Acquiring Fund believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. If the Acquiring Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and the Acquiring Fund will not be responsible for any losses you therefore may suffer. For transactions placed directly with the Acquiring Fund, the Acquiring Fund may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same Financial Intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Acquiring Fund. Certain accounts, such as omnibus accounts and accounts at Financial Intermediaries, however, include multiple investors and such accounts typically provide the Acquiring Fund with net purchase or redemption and exchange requests on any given day where purchases, redemptions and exchanges of shares are netted against one another and the identity of individual purchasers, redeemers and exchangers whose orders are aggregated may not be known by the Acquiring Fund. While the Acquiring Fund monitors for market timing activity, the Acquiring Fund may be unable to identify such activities because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the Acquiring Fund. The Distributor has entered into agreements with respect to Financial Intermediaries that maintain omnibus accounts with the Acquiring Fund or Transfer Agent pursuant to which such Financial Intermediaries undertake to cooperate with the Distributor in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent short-term or excessive trading in the Acquiring Fund’s shares through such accounts. Identification of market timers may also be limited by operational systems and technical limitations. In the event that a Financial Intermediary is determined by the Acquiring Fund to be engaged in market timing or other improper trading activity, the Distributor may terminate such Financial Intermediary’s agreement with the Distributor, suspend such Financial Intermediary’s trading privileges or take other appropriate actions.

There is no assurance that the methods described above will prevent market timing or other trading that may be deemed abusive.

The Acquiring Fund may from time to time use other methods that it believes are appropriate to deter market timing or other trading activity that may be detrimental to the Acquiring Fund or long-term shareholders.

FINANCIAL HIGHLIGHTS

The financial highlights tables for the Investor A, Investor C and Institutional Shares of the Acquiring Fund that are contained in the Prospectus have been derived from the financial statements audited (except for the period ended March 31, 2019, which is unaudited) by Deloitte & Touche LLP. Financial highlights tables for the share classes of the Target Fund may be found in the Prospectus and annual report and semi-annual report, which are available without charge by calling (800) 441-7762 and are incorporated herein by reference.

	BlackRock All-Cap Energy & Resources Portfolio
	Institutional
	Six Months Ended 03/31/19 (unaudited)		Year Ended September 30,
(For a share outstanding throughout each period)			2018	2017		2016	2015		2014
Net asset value, beginning of period	$12.34		$11.13	$11.06		$9.91	$16.26		$15.28

Net investment income(a)	0.13		0.23	0.31	(b)	0.22	0.23		0.19
Net realized and unrealized gain (loss)	(1.79)		1.30	0.04		1.17	(6.34)		0.90

Net increase (decrease) from investment operations	(1.66)		1.53	0.35		1.39	(6.11)		1.09

Distributions from net investment income(c)	(0.31)		(0.32)	(0.28)		(0.24)	(0.24)		(0.11)

Net asset value, end of period	$10.37		$12.34	$11.13		$11.06	$9.91		$16.26

Total Return(d)
Based on net asset value	(13.30	)%(e)	14.08%	2.98%		14.33%	(37.94)%		7.16%

Ratios to Average Net Assets
Total expenses	1.31	%(f)	1.29%	1.25%		1.18%	1.11	%(g)	1.00	%(g)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.91	%(f)	0.92%	0.91%		0.95%	0.96%		0.96%

Net investment income	2.58	%(f)	1.97%	2.89	%(b)	2.16%	1.75%		1.15%

Supplemental Data
Net assets, end of period (000)	$19,383		$22,255	$18,703		$25,123	$20,753		$36,865

Portfolio turnover rate	17%		37%	14%		66%	51%		71%

(a)	Based on average shares outstanding.

(b)	Net investment income per share and the ratio of net investment income to average net assets includes $0.10 per share and 0.92%, respectively, resulting from a special dividend.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Where applicable, assumes the reinvestment of distributions.

(e)	Aggregate total return.

(f)	Annualized.

(g)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

Financial Highlights (continued)

	BlackRock All-Cap Energy & Resources Portfolio
	Investor A
	Six Months Ended 03/31/19 (unaudited)		Year Ended September 30,
(For a share outstanding throughout each period)			2018	2017		2016	2015		2014
Net asset value, beginning of period	$11.99		$10.83	$10.76		$9.63	$15.77		$14.85

Net investment income(a)	0.11		0.17	0.26	(b)	0.17	0.17		0.12
Net realized and unrealized gain (loss)	(1.75)		1.27	0.03		1.14	(6.15)		0.86

Net increase (decrease) from investment operations	(1.64)		1.44	0.29		1.31	(5.98)		0.98

Distributions from net investment income(c)	(0.25)		(0.28)	(0.22)		(0.18)	(0.16)		(0.06)

Net asset value, end of period	$10.10		$11.99	$10.83		$10.76	$9.63		$15.77

Total Return(d)
Based on net asset value	(13.53	)%(e)	13.59%	2.57%		13.88%	(38.17)%		6.65%

Ratios to Average Net Assets
Total expenses	1.69	%(f)	1.65%	1.60%		1.55%	1.48	%(g)	1.40	%(g)

Total expenses after fees waived and/or reimbursed and paid indirectly	1.33	%(f)	1.34%	1.33%		1.36%	1.38%		1.38%

Net investment income	2.18	%(f)	1.52%	2.42	%(b)	1.72%	1.33%		0.73%

Supplemental Data
Net assets, end of period (000)	$38,937		$41,644	$43,765		$59,065	$51,005		$91,625

Portfolio turnover rate	17%		37%	14%		66%	51%		71%

(a)	Based on average shares outstanding.

(b)	Net investment income per share and the ratio of net investment income to average net assets includes $0.10 per share and 0.92%, respectively, resulting from a special dividend.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(e)	Aggregate total return.

(f)	Annualized.

(g)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

Financial Highlights (concluded)

	BlackRock All-Cap Energy & Resources Portfolio
	Investor C
	Six Months Ended 03/31/19 (unaudited)		Year Ended September 30,
(For a share outstanding throughout each period)			2018	2017		2016	2015	2014
Net asset value, beginning of period	$11.39		$10.30	$10.23		$9.14	$14.94	$14.10

Net investment income(a)	0.06		0.09	0.17	(b)	0.09	0.07	0.00 (c)
Net realized and unrealized gain (loss)	(1.64)		1.22	0.03		1.08	(5.82)	0.84

Net increase (decrease) from investment operations	(1.58)		1.31	0.20		1.17	(5.75)	0.84

Distributions from net investment income(d)	(0.06)		(0.22)	(0.13)		(0.08)	(0.05)	—

Net asset value, end of period	$9.75		$11.39	$10.30		$10.23	$9.14	$14.94

Total Return(e)
Based on net asset value	(13.85	)%(f)	12.90%	1.84%		12.91%	(38.60)%	5.96%

Ratios to Average Net Assets
Total expenses(g)	2.36	%(h)	2.36%	2.32%		2.28%	2.18%	2.12%

Total expenses after fees waived and/or reimbursed and paid indirectly	2.05	%(h)	2.06%	2.05%		2.09%	2.10%	2.10%

Net investment income (loss)	1.14	%(h)	0.80%	1.66	%(b)	1.00%	0.61%	0.00%

Supplemental Data
Net assets, end of period (000)	$10,367		$21,878	$23,996		$31,847	$32,693	$63,133

Portfolio turnover rate	17%		37%	14%		66%	51%	71%

(a)	Based on average shares outstanding.

(b)	Net investment income per share and the ratio of net investment income to average net assets includes $0.10 per share and 0.92%, respectively, resulting from a special dividend.

(c)	Amount is less than $0.005 per share.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(f)	Aggregate total return.

(g)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the ratios were as follows:

	Six Months Ended 03/31/19 (unaudited)	Year Ended September 30,
		2018	2017	2016	2015	2014
Expense ratios	—	—	—	2.27%	—	2.10%

(h)	Annualized.

INFORMATION ABOUT THE REORGANIZATION

The following summary of the Reorganization Agreement does not purport to be complete and is qualified in its entirety by reference to the form of Reorganization Agreement, a copy of which is attached as Appendix II—“Form of Agreement and Plan of Reorganization” and is incorporated herein by reference.

General

Under the Reorganization Agreement, the Reorganization will consist of (i) the transfer of substantially all of the assets of the Target Fund to the Acquiring Fund, in exchange for the assumption by the Acquiring Fund of the Target Fund Stated Liabilities (as defined in the Reorganization Agreement) and newly-issued shares of the Acquiring Fund (“Acquiring Fund Shares”) having an aggregate NAV equal to the value of the assets of the Target Fund acquired by the Acquiring Fund reduced by the Target Fund Stated Liabilities; (ii) the distribution, on or as soon as practicable after the Closing Date (as defined in the Reorganization Agreement), of the Acquiring Fund Shares to the shareholders of the Target Fund; and (iii) the termination, dissolution and complete liquidation of the Target Fund. The Acquiring Fund Shares issued to the Target Fund will have an aggregate NAV equal to the aggregate NAV of the Target Fund’s shares outstanding as of the close of trading on the NYSE on the business day immediately prior to the Closing Date of the Reorganization (the “Valuation Time”). Such NAV will be determined in accordance with the Acquiring Fund’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the Target Fund and the Acquiring Fund. In addition, prior to the Reorganization, the Target Fund may distribute to its shareholders all investment company taxable income, net tax-exempt income and net realized capital gains (if any) not previously distributed to shareholders, and such distribution of investment company taxable income, net tax-exempt income and net realized capital gains will be taxable to shareholders in non-tax qualified accounts.

The Target Fund expects to distribute its Acquiring Fund Shares to the shareholders of the Target Fund promptly after the Closing Date. The distribution of Acquiring Fund Shares to the Target Fund’s shareholders will be accomplished by opening new accounts on the books of the Acquiring Fund in the names of the Target Fund’s shareholders and transferring to those shareholder accounts the shares of the Acquiring Fund. Such newly-opened accounts on the books of the Acquiring Fund will represent the pro rata number of shares that the Target Fund is to receive under the terms of the Reorganization Agreement.

Upon distribution of such shares, all outstanding shares of the Target Fund will be redeemed as soon as practicable after the Closing Date in accordance with applicable state law and organizational documents of the Target Fund. Thereafter, the Target Fund will be terminated as a series of the Trust under Massachusetts state law.

As a result of the Reorganization, a Target Fund shareholder will own the same class of shares of the Acquiring Fund, as indicated in the table below. A Target Fund shareholder will receive shares of the Acquiring Fund with an aggregate NAV equal to the aggregate NAV of the shares of the Target Fund that the shareholder owned immediately prior to the Reorganization.

If you own the following Target Fund Shares:	You will receive the following Acquiring Fund Shares:
Investor A	Investor A
Investor C	Investor C
Institutional	Institutional

The Acquiring Fund also offers Service Shares, and has Class R Shares with no shares outstanding. The Target Fund also has Service Shares and Class R Shares, with no shares outstanding for either share class. The Service Shares and Class R Shares of the Target Fund are expected to be terminated upon closing the Reorganization. None of these share classes will be involved in the Reorganization.

No sales charge or fee of any kind will be assessed to Target Fund shareholders in connection with their receipt of shares of the Acquiring Fund in the Reorganization.

Each Fund has made certain standard representations and warranties to each other regarding capitalization, status and conduct of business.

Unless waived in accordance with the Reorganization Agreement, the obligations of the Acquiring Fund and the Target Fund, respectively, are conditioned upon, among other things:

•	the approval of the Reorganization Agreement, which provides for the Reorganization, by the Board;

•	the SEC shall not have instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by the Reorganization Agreement under Section 25(c) of the 1940 Act;

•	the receipt of all necessary approvals, consents, registrations and exemptions under federal, state and local laws;

•

the truth in all material respects as of the Closing Date of the representations and warranties of the Funds and performance and compliance in all material respects with the Funds’ agreements, obligations and covenants required by the Reorganization Agreement;

•

the effectiveness under applicable law of the registration statement of which this Combined Prospectus/Information Statement forms a part and the absence of any stop orders under the Securities Act of 1933 pertaining thereto;

•	the declaration of a dividend by the Target Fund to distribute all of its undistributed net investment income and net capital gains; and

•	the receipt of an opinion of counsel relating to, among other things, the tax-free nature of the Reorganization for U.S. federal income tax purposes.

The Reorganization Agreement may be terminated or amended by the mutual consent of the Target Fund and the Acquiring Fund.

The Board, including all of the Independent Board Members, believe the Reorganization is in the best interests of each Fund (as described more fully in “Reasons for the Reorganization” below) and that the interests of existing shareholders of each Fund will not be diluted as a result of consummation of the Reorganization. The Board has also determined that the Reorganization will not have a material adverse effect on the shareholders of each share class of each Fund participating in the Reorganization.

Reasons for the Reorganization

The factors considered by the Board with regard to the Reorganization include, but are not limited to, the following:

•	shareholders of the Target Fund will remain invested in a non-diversified, open-end fund that will have greater net assets after the Reorganization;

•

the investment objectives, risks and restrictions of the Target Fund and the Acquiring Fund are the same. The investment strategies of the Target Fund and the Acquiring Fund are substantially similar, although there are certain differences. The Board considered the principal differences in the investment strategies. See “Summary—Investment Objectives, Investment Processes, Principal Investment Strategies and Other Strategies”;

•

assuming the Reorganization had occurred on March 31, 2019, the Combined Fund would have (A) total annual fund operating expenses for each of its share classes to be issued in the Reorganization that are estimated to be the same as or lower than those of each of the corresponding share classes of the Target Fund prior to the Reorganization and (B) net annual fund operating expenses for each of its share classes to be issued in the Reorganization that are estimated to be the same as or lower than those of each of the corresponding share classes of the Target Fund prior to the Reorganization, after giving effect to all applicable contractual fee and expense waivers and/or reimbursements (which exclude the effect of certain fees and expenses) that BlackRock has agreed to continue through January 31, 2021, in each case as of March 31, 2019;

•

that, based on a pro-forma peer expense group for the Combined Fund provided by Broadridge Financial Solutions, the contractual investment management fee rate is expected to be in the second quartile and the estimated total expense ratio and actual investment management fee rate are each expected to be in the first quartile;

•

the Combined Fund is expected to achieve certain operating efficiencies from its larger net asset size and the potential for further reduced expense ratios by sharing certain costs over a larger asset base;

•	the contractual and effective management fee rates for the Combined Fund are expected to be the same as or lower than the contractual and effective management fee rates for the Target Fund;

•

the net annual fund operating expenses for the share classes of the Combined Fund to be issued in the Reorganization are expected to be the same as or lower than those of the corresponding share classes of the Acquiring Fund;

•	the relative performance histories of each Fund. See “Comparison of the Funds—Performance Information”;

•

the shareholders of the Target Fund will not pay any sales charges in connection with the Reorganization. Shareholders of the Target Fund will receive shares of the Acquiring Fund, as indicated below in “Information about the Reorganization—General”;

•

there is expected to be no gain or loss recognized by shareholders for U.S. federal income tax purposes as a result of the Reorganization, because the Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes. Prior to the Reorganization, however, the Target Fund may distribute to its shareholders all investment company taxable income, net tax-exempt income and net realized capital gains (if any) not previously distributed to shareholders, and such distribution of investment company taxable income, net tax-exempt income and net realized capital gains will be taxable to shareholders in non-tax qualified accounts;

•

the Target Fund and the Acquiring Fund use the same methodology for valuing their assets, each shareholder of the Target Fund will receive shares of the same class of the Acquiring Fund with an aggregate NAV equal to the aggregate NAV of the shares of the same class such shareholder of the Target Fund owns immediately prior to the Reorganization, the interests of the shareholders of each Fund will not be diluted as a result of the Reorganization and the Reorganization will not have a material adverse effect on the shareholders of each share class of each Fund participating in the Reorganization; and

•

BlackRock or its affiliates will pay, directly or through waivers, each Fund’s portion of the expenses incurred in connection with the Reorganization (including auditor and legal fees and the costs of preparing and filing the Combined Prospectus/Information Statement), which are estimated to be $59,500 with respect to each Fund. The total estimated expenses of the Reorganization are estimated to be approximately $119,000. The foregoing estimated expenses will be borne by BlackRock or its affiliates directly or through waivers regardless of whether the Reorganization is consummated.

For these and other reasons, the Board, including all of the Independent Board Members, unanimously approved the Reorganization Agreement. The Board determined that, based on an assumption that all of the facts and circumstances existing at the time of closing of the Reorganization are not materially different from those presented to the Board at the Approval Meeting, the Reorganization is in the best interests of each Fund and that the interests of each Fund’s shareholders will not be diluted as a result of the Reorganization. The Board has also determined that the Reorganization will not have a material adverse effect on the shareholders of each share class of each Fund participating in the Reorganization. The Board’s determinations were based on a comprehensive evaluation of the information provided to it. During the review, the Board did not identify any particular information or consideration that was all-important or controlling.

Material U.S. Federal Income Tax Consequences of the Reorganization

The following is a general summary of the material anticipated U.S. federal income tax consequences of the Reorganization. The discussion is based upon the Code, Treasury regulations, court decisions, published positions of the IRS and other applicable authorities, all as in effect on the date hereof and all of which are subject to change or different interpretations (possibly with retroactive effect). The discussion is limited to U.S. persons that hold shares of the Target Fund as capital assets for U.S. federal income tax purposes. This summary does not address all of the U.S. federal income tax consequences that may be relevant to shareholders that are subject to special treatment under U.S. federal income tax laws. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of the tax aspects described below. Shareholders should consult their own tax advisers as to the U.S. federal income tax consequences of the Reorganization, as well as the effects of state, local and non-U.S. tax laws.

It is a condition to the closing of the Reorganization that the Trust, on behalf of the Acquiring Fund and the Target Fund, will receive an opinion from Sidley Austin LLP, tax counsel to the Funds, dated as of the Closing Date, substantially to the effect that, based on certain facts, assumptions and representations of the parties, for U.S. federal income tax purposes:

•

(i) The transfer of substantially all of the assets of the Target Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Target Fund Stated Liabilities followed by the distribution of Acquiring Fund Shares to the Target Fund shareholders and (ii) the termination, dissolution and complete liquidation of the Target Fund, all pursuant to the Reorganization Agreement, will be a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Target Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

•

No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Target Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Target Fund Stated Liabilities;

•

No gain or loss will be recognized by the Target Fund upon the transfer of the assets of the Target Fund to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Target Fund Stated Liabilities or upon the distribution of Acquiring Fund Shares to the Target Fund shareholders in exchange for such shareholders’ Target Fund shares in liquidation of the Target Fund, except for any gain or loss that may be required to be recognized solely as a result of the close of the Target Fund’s taxable year due to the Reorganization or as a result of the transfer of any stock in a passive foreign investment company as defined in Section 1297(a) of the Code;

•	No gain or loss will be recognized by the Target Fund shareholders upon the exchange of their Target Fund shares solely for Acquiring Fund Shares pursuant to the Reorganization;

•

The aggregate tax basis of Acquiring Fund Shares received by each Target Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Target Fund shares exchanged therefor by such shareholder;

•

The holding period of Acquiring Fund Shares to be received by each Target Fund shareholder pursuant to the Reorganization will include the period during which the Target Fund shares exchanged therefor were held by such shareholder, provided such Target Fund shares are held as capital assets at the time of the Reorganization;

•

The tax basis of the assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Target Fund immediately before the Reorganization, except for certain adjustments that may be required to be made solely as a result of the close of the Target Fund’s taxable year due to the Reorganization or as a result of gain recognized on the transfer of certain assets of the Target Fund; and

•

The holding period of the assets of the Target Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Target Fund, except for any assets which may be marked to market for U.S. federal income tax purposes on the termination of the Target Fund’s taxable year or on which gain was recognized upon the transfer to the Acquiring Fund.

The opinion of Sidley Austin LLP relating to the Reorganization will be based on U.S. federal income tax law in effect on the Closing Date. In rendering the opinion, Sidley Austin LLP will also rely upon certain representations of the management of the Acquiring Fund and the Target Fund and assume, among other things, that the Reorganization will be consummated in accordance with the operative documents. The opinion will not express an opinion on the tax effects to the Target Fund or the Acquiring Fund of marking to market certain categories of assets as of the closing of the taxable year of the Target Fund at the time of the Reorganization or as a result of the transfer of certain types of assets. An opinion of counsel is not binding on the IRS or any court.

The Combined Fund intends to continue to be taxed under the rules applicable to regulated investment companies as defined in Section 851 of the Code, which are the same rules currently applicable to the Target Fund and its shareholders.

Prior to the Closing Date, the Target Fund may declare a distribution to its shareholders that, together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income and net realized capital gains, if any, through the Closing Date (after reduction for any capital loss carryforward).

It is anticipated that the Target Fund will dispose of approximately 63% of its holdings prior to the Reorganization in connection with realigning the Target Fund’s portfolio in a manner more consistent with the investment strategies of the Acquiring Fund, which do not limit investments to companies of any particular size. In addition, a portion of the assets held by the Target Fund may be required to be marked to market as a result of the termination of the Target Fund’s taxable year or as a result of the transfer of some of the assets in the Reorganization. The tax impact of any such sales (or deemed sales) will depend on the difference between the price at which such assets are sold (or deemed sold) and the Target Fund’s basis in such assets. However, the Target Fund has capital loss carryforwards that are expected to offset any capital gains recognized in these sales (or deemed sales) and, therefore, gains on these sales (or deemed sales) are not expected to be distributed to the Target Fund’s shareholders.

The Acquiring Fund has $33,572,204 of capital loss carryforwards as of March 31, 2019. It is expected that these capital loss carryforwards will be subject to restrictions as a result of the Reorganization.

Shareholders of the Target Fund may redeem their shares at any time prior to the closing of the Reorganization. Generally, these are taxable transactions. Shareholders must consult with their own tax advisers on the U.S. federal income tax consequences of any such redemption, as well as the effects of state, local and non-U.S. tax laws.

Expenses of the Reorganization

BlackRock or its affiliates will pay, directly or through waivers, each Fund’s portion of the expenses incurred in connection with the Reorganization (including auditor and legal fees and the costs of preparing and filing the Combined Prospectus/Information Statement), which are estimated to be $59,500 with respect to each Fund. The total estimated expenses of the Reorganization are estimated to be approximately $119,000. The foregoing estimated expenses will be borne by BlackRock or its affiliates directly or through waivers regardless of whether the Reorganization is consummated.

The expenses of the Reorganization include, but are not limited to, costs and expenses (including legal fees) related to the preparation and distribution of materials to the Board, costs incurred in connection with attending the Board meetings and preparing the minutes of the Board meetings, obtaining an opinion of counsel as to certain tax matters, the preparation of the Reorganization Agreement and the N-14 registration statement, fees of the SEC and any state securities commission, transfer agency fees, auditing fees associated with the Fund’s financial statements, portfolio transfer taxes (if any), expenses relating to preparing, printing and mailing the Combined Prospectus/Information Statement and any other materials to be used in connection with the Board meetings, and any other legal and auditing fees in connection with the foregoing.

Continuation of Shareholder Accounts and Plans; Share Certificates

Upon consummation of the Reorganization, the Acquiring Fund will establish a position for the corresponding Target Fund shareholder on the books of the Acquiring Fund containing the appropriate number of shares of the Acquiring Fund to be received in the Reorganization. No certificates for shares of the Acquiring Fund will be issued in connection with the Reorganization.

Legal Matters

Certain legal matters concerning the U.S. federal income tax consequences of the Reorganization will be passed on by Sidley Austin LLP, counsel to the Funds. Certain legal matters of Massachusetts law concerning the issuance of shares of the Acquiring Fund will be passed on by Morgan, Lewis & Bockius LLP, which serves as Massachusetts counsel to the Acquiring Fund.

OTHER INFORMATION

Capitalization

The following tables set forth as of March 31, 2019: (i) the unaudited capitalization of Investor A, Investor C and Institutional Shares of the Target Fund; (ii) the unaudited capitalization of Investor A, Investor C, Institutional and Service Shares of the Acquiring Fund; and (iii) the unaudited pro forma combined capitalization of Investor A, Investor C, Institutional and Service Shares of the Combined Fund assuming the Reorganization has been completed. As of March 31, 2019, the total net assets of (i) the Target Fund were $109,137,563 and (ii) the Acquiring Fund were $69,347,424. As of March 31, 2019, the total net assets of the Combined Fund would have been $178,280,656 on a pro forma basis. The capitalizations are likely to be different when the Reorganization is scheduled to be completed as a result of daily share purchase and redemption activity.

	Investor A Shares
	Target Fund Investor A Shares	Acquiring Fund Investor A Shares	Pro Forma Adjustments to Acquiring Fund Investor A Shares[1]	Combined Fund Pro Forma Investor A Shares[2]
Net Assets	$84,116,804	$38,937,058	$(157,487)	$122,896,375
Shares Outstanding	5,406,651	3,855,292	2,906,448	12,168,391
NAV per Share	$15.56	$10.10		$10.10

	Investor C Shares
	Target Fund Investor C Shares	Acquiring Fund Investor C Shares	Pro Forma Adjustments to Acquiring Fund Investor C Shares[1]	Combined Fund Pro Forma Investor C Shares[2]
Net Assets	$11,354,484	$10,366,896	$(21,258)	$21,700,122
Shares Outstanding	1,043,070	1,063,589	119,659	2,226,318
NAV per Share	$10.89	$9.75		$9.75

	Institutional Shares
	Target Fund Institutional Shares	Acquiring Fund Institutional Shares	Pro Forma Adjustments to Acquiring Fund Institutional Shares[1]	Combined Fund Pro Forma Institutional Shares[2]
Net Assets	$13,666,275	$19,383,071	$(25,586)	$33,023,760
Shares Outstanding	752,111	1,869,860	563,788	3,185,759
NAV per Share	$18.17	$10.37		$10.37

	Service Shares[3]
	Acquiring Fund Service Shares	Pro Forma Adjustments to Acquiring Fund Service Shares	Combined Fund Pro Forma Service Shares
Net Assets	$660,399	$—	$660,399
Shares Outstanding	65,033	—	65,033
NAV per Share	$10.15		$10.15

[1]	Adjusted for an estimated income distribution of $204,331.

[2]	Assumes the Reorganization had taken place on March 31, 2019.

[3]	The Target Fund does not have any outstanding Service Shares. Service Shares will not be issued in the Reorganization.

Shareholder Information

As of October 22, 2019, the Trustees and officers of the Trust as a group owned less than 1% of the shares of the Target Fund. As of such date, no person was known by the Target Fund to own beneficially or of record 5% or more of any class of shares of the Target Fund, except as follows:

Name	Address	%	Class
Lincoln National Life Insurance Company	150 N. Radnor Chester Road, Suite C120 Radnor, PA 19087-5248	24.40%	Investor A Shares
National Financial Services LLC	499 Washington Boulevard, 5th Floor Jersey City, NJ 07310-2010	7.47%	Investor A Shares
Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0001	6.40%	Investor A Shares
Merrill Lynch, Pierce, Fenner & Smith Incorporated	4800 East Deer Lake Drive, 3rd Floor Jacksonville, FL 32246-6484	5.47%	Investor A Shares
Merrill Lynch, Pierce, Fenner & Smith Incorporated	4800 East Deer Lake Drive, 3rd Floor Jacksonville, FL 32246-6484	15.88%	Investor C Shares
Matrix Trust Company	301 Bellevue Parkway Wilmington, DE 19808	11.69%	Investor C Shares
Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0001	10.06%	Investor C Shares
Morgan Stanley Smith Barney LLC	1 New York Plaza, 12th Floor New York, NY 10004-1901	8.04%	Investor C Shares
National Financial Services LLC	499 Washington Boulevard, 5th Floor Jersey City, NJ 07310-2010	7.48%	Investor C Shares

Name	Address	%	Class
Wells Fargo Clearing Services	2801 Market Street St. Louis, MO 63103	7.41%	Investor C Shares
Merrill Lynch, Pierce, Fenner & Smith Incorporated	4800 East Deer Lake Drive, 3rd Floor Jacksonville, FL 32246-6484	13.60%	Institutional Shares
National Financial Services LLC	499 Washington Boulevard Jersey City, NJ 07310	11.98%	Institutional Shares
Nationwide Trust Company	301 Bellevue Parkway Wilmington, DE 19809	8.71%	Institutional Shares
UBS WM USA	1000 Harbor Boulevard Weehawken, NJ 07086	8.24%	Institutional Shares
Wells Fargo Clearing Services	2801 Market Street St. Louis, MO 63103	7.84%	Institutional Shares
LPL Financial	4707 Executive Drive San Diego, CA 92121-3091	7.01%	Institutional Shares
Raymond James	880 Carillon Pkwy Saint Petersburg, FL 33716-1102	5.46%	Institutional Shares

As of October 22, 2019, the Trustees and officers of the Trust as a group owned less than 1% of the shares of the Acquiring Fund. As of such date, no person was known by the Acquiring Fund to own beneficially or of record 5% or more of any class of shares of the Acquiring Fund, except as follows:

Name	Address	%	Class
National Financial Services LLC	499 Washington Boulevard, 5th Floor Jersey City, NJ 07310-2010	14.59%	Investor A Shares
Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0001	12.19%	Investor A Shares
Merrill Lynch, Pierce, Fenner & Smith Incorporated	4800 East Deer Lake Drive, 3rd Floor Jacksonville, FL 32246-6484	8.22%	Investor A Shares
Morgan Stanley Smith Barney LLC	1 New York Plaza, 12th Floor New York, NY 10004-1901	6.45%	Investor A Shares
Wells Fargo Clearing Services	2801 Market Street St. Louis, MO 63103	6.15%	Investor A Shares
Wells Fargo Clearing Services	2801 Market Street St. Louis, MO 63103	13.33%	Investor C Shares
Merrill Lynch, Pierce, Fenner & Smith Incorporated	4800 East Deer Lake Drive, 3rd Floor Jacksonville, FL 32246-6484	12.33%	Investor C Shares
Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0001	12.20%	Investor C Shares
Morgan Stanley Smith Barney LLC	1 New York Plaza, 12th Floor New York, NY 10004-1901	9.38%	Investor C Shares
Edward D. Jones & Co.	12555 Manchester Road St. Louis, MO 63131-3710	7.73%	Investor C Shares
LPL Financial	4707 Executive Drive San Diego, CA 92121-3091	6.27%	Investor C Shares
American Enterprise Investment Services, Inc.	707 2nd Avenue South Minneapolis, MN 55402-2405	5.08%	Investor C Shares

Name	Address	%	Class
American Enterprise Investment Services, Inc.	707 2nd Avenue South Minneapolis, MN 55402-2405	37.08%	Institutional Shares
Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0001	12.72%	Institutional Shares
National Financial Services LLC	499 Washington Boulevard Jersey City, NJ 07310	9.99%	Institutional Shares
LPL Financial	4707 Executive Drive San Diego, CA 92121-3091	8.44%	Institutional Shares
UBS WM USA	1000 Harbor Boulevard Weehawken, NJ 07086	7.54%	Institutional Shares
National Financial Services LLC	499 Washington Boulevard Jersey City, NJ 07310-2010	41.83%	Service Shares
Charles Schwab & Co., Inc.	211 Main Street San Francisco, CA 94105	26.76%	Service Shares
TD Ameritrade	P.O. Box 2226 Omaha, NE 68103-2226	15.86%	Service Shares
Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0001	7.99%	Service Shares

For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to “control” such company. Accordingly, to the extent that a shareholder identified in the foregoing tables is identified as the beneficial holder of more than 25% of a Fund, or is identified as the holder of record of more than 25% of a Fund and has voting and/or investment powers, such shareholder may be presumed to control such Fund.

Shareholder Rights and Obligations

Each Fund is a series of the Trust, which was organized as a Massachusetts business trust on December 22, 1988, and is a registered, open-end management investment company. Effective January 31, 1998, the Trust changed its name from Compass Capital FundsSM to BlackRock FundsSM. The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share.

Shares of the same class within each Fund have equal dividend, distribution, liquidation, and voting rights, and fractional shares have those rights proportionately. Each class of shares within each Fund bears its own expenses related to its distribution of shares (and other expenses such as shareholder or administrative services), and has exclusive voting rights with respect to matters relating to the class’ distribution expenditures.

There are no preemptive rights in connection with shares of the Funds. When issued in accordance with the provisions of the Prospectus (and, in the case of shares of the Acquiring Fund, issued in connection with the Reorganization), all shares are fully paid and non-assessable, provided however that shareholders of a Massachusetts business trust may, under certain circumstance, be held liable for its obligations. The Declaration of Trust of the Trust, however, provides that shareholders are not personally liable solely by reason or his or her being or having been a shareholder of the Trust and requires the Trust to indemnify a shareholder against any loss or expense arising from any such liability. The Trust will assume the defense of any such claim against a shareholder for personal liability at the request of the shareholder.

APPENDIX I

FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

Acquiring Fund and Target Fund

Each Fund has adopted restrictions and policies relating to the investment of the Fund’s assets and its activities. Certain of the restrictions are fundamental policies of the Fund and may not be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities (which for this purpose and under the 1940 Act means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares).

Under these fundamental investment restrictions, the Funds may not:

1.

Purchase any securities which would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) each Fund will cause 25% or more of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in energy or natural resources industries as described in the Prospectus; (b) there is no limitation with respect to (i) instruments issued or guaranteed by the United States and tax exempt instruments issued by any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (c) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (d) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

2.

Borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund’s total assets at the time of such borrowing. Neither Fund will purchase securities while its aggregate borrowings (including reverse repurchase agreements and borrowings from banks) in excess of 5% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with a Fund’s investment practices are not deemed to be pledged for purposes of this limitation.

3.	Purchase or sell real estate, except that each Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

4.

Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act.

5.

Act as an underwriter of securities within the meaning of the Securities Act of 1933, as amended (the “Securities Act”), except to the extent that the purchase of obligations directly from the issuer thereof, or the disposition of securities, in accordance with the Fund’s investment objective, policies and limitations may be deemed to be underwriting.

6.

Write or sell put options, call options, straddles, spreads, or any combination thereof, except for transactions in options on securities and securities indices, futures contracts and options on futures contracts and currencies.

7.	Purchase securities of companies for the purpose of exercising control.

8.

Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to a Fund’s transactions in futures contracts and related options or a Fund’s sale of securities short against the box, and (b) a Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

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9.

Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that each Fund may, to the extent appropriate to its investment policies, purchase securities of companies engaging in whole or in part in such activities and may enter into futures contracts and related options.

10.

Make loans, except that each Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities.

11.

Purchase or sell commodities except that each Fund may, to the extent appropriate to its investment policies, purchase securities of companies engaging in whole or in part in such activities, may engage in currency transactions and may enter into futures contracts and related options.

Notations Regarding the Fund’s Fundamental Investment Restrictions

The following notations are not considered to be part of each Fund’s fundamental investment restrictions and are subject to change without shareholder approval.

While certain swaps are now considered commodity interests for purposes of the Commodity Exchange Act and the rules thereunder, at the time of the Fund’s adoption of fundamental investment restrictions no. 6, 9 and 11 above, many swaps were treated as securities for purposes of the Fund’s compliance with applicable law. Accordingly, fundamental investment restriction no. 6, which does not restrict transactions in options on securities and securities indices, and fundamental restrictions no. 9 and 11 are being interpreted to permit the Fund to engage in transactions in swaps and options on swaps, as applicable, related to financial instruments, such as securities, securities indices and currencies, but not to engage in transactions in swaps or options on swaps related to physical commodities, such as oil or metals.

Under its non-fundamental investment restrictions, which may be changed by the Board without shareholder approval, the Fund may not:

a. Purchase securities of other investment companies, except to the extent permitted by the 1940 Act. As a matter of policy, however, the Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the “fund of funds” provisions) of the 1940 Act, at any time the Fund has knowledge that its shares are purchased by another investment company investor in reliance on the provisions of subparagraph (G) of Section 12(d)(1).

Unless otherwise indicated, all limitations under the Fund’s fundamental or non-fundamental investment restrictions apply only at the time that a transaction is undertaken. Any change in the percentage of a Fund’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Fund’s total assets will not require the Fund to dispose of an investment until BlackRock determines that it is practicable to sell or close out the investment without undue market or tax consequences.

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APPENDIX II

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [    ] day of [                    ] 2019, by and between BlackRock FundsSM, a registered investment company and a Massachusetts business trust (the “Trust”), on behalf of BlackRock Energy & Resources Portfolio, a separate series of the Trust (the “Target Fund”), and the Trust, on behalf of BlackRock All-Cap Energy & Resources Portfolio, a separate series of the Trust (the “Acquiring Fund”).

This Agreement is intended to be, and is adopted as, a plan for the reorganization of the Target Fund with the Acquiring Fund upon the terms and conditions set forth in this Agreement (the “Reorganization”). The Reorganization is intended to qualify as a reorganization of the Target Fund and Acquiring Fund within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder. The Reorganization will consist of: (i) the transfer of substantially all of the assets of the Target Fund to the Acquiring Fund, in exchange for the assumption by the Acquiring Fund of the Target Fund Stated Liabilities (as defined in paragraph 1.3) and shares of the Acquiring Fund (the “Acquiring Fund Shares”) having an aggregate net asset value equal to the value of the assets of the Target Fund acquired by the Acquiring Fund reduced by the Target Fund Stated Liabilities; (ii) the distribution, on or as soon as practicable after the Closing Date (as defined in paragraph 3.1), of the Acquiring Fund Shares to the shareholders of the Target Fund; and (iii) the termination, dissolution and complete liquidation of the Target Fund.

WHEREAS, the Target Fund and Acquiring Fund are each a separate series of the Trust, which is an open-end, registered management investment company within the meaning of the Investment Company Act of 1940 (the “1940 Act”);

WHEREAS, each of the Acquiring Fund and the Target Fund qualifies as a “regulated investment company” under Subchapter M of the Code;

WHEREAS, the Acquiring Fund is authorized to issue the Acquiring Fund Shares;

WHEREAS, the Board of Trustees of the Trust (the “Board”) has determined that the Reorganization is in the best interests of each of the Target Fund and the Acquiring Fund and that interests of the existing shareholders of each of the Target Fund and the Acquiring Fund will not be diluted with respect to net asset value as a result of the Reorganization; and

WHEREAS, the Board has reasonably determined that the Reorganization will not have a material adverse effect on the shareholders of each share class of each of the Target Fund and the Acquiring Fund participating in the Reorganization.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

REORGANIZATION

1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Target Fund agrees to convey, transfer and deliver substantially all of the assets of the Target Fund free and clear of all liens, encumbrances and claims whatsoever to the Acquiring Fund. In exchange, the Acquiring Fund agrees to: (i) deliver to the Target Fund, the number of full and fractional Acquiring Fund Shares, determined by dividing: (A) the aggregate value of the Target Fund’s assets with respect to each class of the Target Fund, net of the Target Fund Stated Liabilities (as defined in paragraph 1.3 with respect to each class of the Target Fund), computed in the manner and as of the time and date set forth in paragraph 2.1, by (B) the net asset value of one share of the corresponding class of the Acquiring Fund computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) assume the Target Fund Stated Liabilities described in paragraph 1.3. Such transactions shall take place at the closing (the “Closing”) provided for in paragraph 3.1. For the purposes of this Agreement, the Investor A Shares of the Target Fund correspond to the Investor A Shares of the Acquiring Fund, Investor C Shares of the Target Fund correspond to Investor C Shares of the Acquiring Fund, and Institutional Shares of the Target Fund correspond to Institutional Shares of the Acquiring Fund and the term “Acquiring Fund Shares” should be read to include each such class of shares of the Acquiring Fund unless the context otherwise requires.

1.2 ASSETS TO BE ACQUIRED. The assets of the Target Fund to be acquired by the Acquiring Fund shall consist of all property owned by the Trust, on behalf of the Target Fund, including, without limitation, all cash, securities, commodities, interests in futures and other financial instruments, claims (whether absolute or contingent, known or unknown), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, all books and records relating to the Target Fund, any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date, and all interests, rights, privileges and powers, other than cash in an amount necessary to pay dividends and distributions as provided in paragraph 7.2 and other than the rights of the Trust, on behalf of the Target Fund, under this Agreement (the “Assets”).

1.3 LIABILITIES TO BE ASSUMED. The Trust, on behalf of the Target Fund, will endeavor to identify and discharge, to the extent practicable, all of the Target Fund’s liabilities and obligations, including all liabilities relating to operations, before the Closing Date. The Acquiring Fund shall assume only those accrued and unpaid liabilities of the Target Fund set forth in the Target Fund’s statement of assets and liabilities as of the Closing Date delivered by the Target Fund to the Acquiring Fund pursuant to paragraph 5.2 (the “Target Fund Stated Liabilities”). The Acquiring Fund shall assume only the Target Fund Stated Liabilities and shall not assume any other debts, liabilities or obligations of the Target Fund.

1.4 STATE FILINGS. Prior to the Closing Date, the Trust shall make any filings with the Commonwealth of Massachusetts that are required under the laws of the Commonwealth of Massachusetts to be made prior to the Closing Date.

1.5 LIQUIDATION AND DISTRIBUTION OF ACQUIRING FUND SHARES. On or as soon as practicable after the Closing Date, the Target Fund will distribute in complete liquidation of the Target Fund, pro rata to its shareholders of record, determined as of the close of business at the Valuation Time (as defined below) (the “Target Fund Shareholders”), all of the Acquiring Fund Shares received by the Target Fund. Such distribution will be in exchange for the Target Fund shares and will be accomplished by the transfer on the books of the Acquiring Fund of Acquiring Fund Shares credited to the account of the Target Fund to open accounts on the share records of the Acquiring Fund in the name of the Target Fund Shareholders, and representing the respective pro rata number and class of Acquiring Fund Shares due Target Fund Shareholders; and the Target Fund will be dissolved and terminated as a separate series of the Trust. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer.

1.6 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent (the “Acquiring Fund Transfer Agent”).

1.7 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Target Fund shares on the books of the Target Fund as of that time shall, as a condition of such transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.8 REPORTING RESPONSIBILITY. Any reporting responsibility of the Trust, on behalf of the Target Fund, including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Trust, on behalf of the Target Fund.

1.9 BOOKS AND RECORDS. Immediately after the Closing Date, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books. All books and records of the Target Fund, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder transferred to the Acquiring Fund, shall be made available to the Target Fund from and after the Closing Date at the Acquiring Fund’s cost of producing such books and records until at least the date through which such books and records must be maintained under applicable law.

1.10 ACTION BY THE TRUST. The Trust shall take all actions expressed herein as being the obligations of the Trust, on behalf of the Acquiring Fund and on behalf of the Target Fund, as the case may be.

ARTICLE II

VALUATION

2.1 VALUATION OF ASSETS. The gross value of the Assets to be acquired by the Acquiring Fund hereunder shall be the gross value of such Assets as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the business day prior to the Closing Date (the “Valuation Time”), after the payment of the dividends pursuant to paragraph 7.2, using the Acquiring Fund’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2 VALUATION OF SHARES. Full Acquiring Fund Shares, and to the extent necessary, fractional Acquiring Fund Shares, of an aggregate net asset value equal to the gross value of the Assets of the Target Fund acquired, determined as provided in paragraph 2.1 above, reduced by the amount of the Target Fund Stated Liabilities assumed by the Acquiring Fund, shall be issued by the Acquiring Fund in exchange for such Assets of the Target Fund. The net asset value per share of each class of the Acquiring Fund Shares shall be the net asset value per share for that class computed as of the Valuation Time, using the Acquiring Fund’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the parties.

ARTICLE III

CLOSING AND CLOSING DATE

3.1 CLOSING DATE. Subject to the terms and conditions set forth herein, the Closing shall occur in the first quarter of 2020, or such other date as the parties may agree to in writing (the “Closing Date”). Unless otherwise provided, all acts taking place at the Closing shall be deemed to take place as of 7:00 a.m. on the Closing Date. The Closing shall be held at the offices of Sidley Austin LLP, 787 Seventh Avenue, New York, New York 10019, or at such other time and/or place as the parties may agree.

3.2 CUSTODIAN’S CERTIFICATE. The Trust, on behalf of the Target Fund, shall instruct the custodian for the Target Fund (the “Target Fund Custodian”) to deliver at the Closing a certificate of an authorized officer stating that: (i) the Assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (ii) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, in conjunction with the delivery of Assets by the Target Fund. The Target Fund’s Assets represented by a certificate or other written instrument shall be presented by the Target Fund Custodian to the custodian for the Acquiring Fund (the “Acquiring Fund Custodian”) for examination no later than five (5) business days preceding the Closing Date and all Assets of the Target Fund at the Valuation Time shall be transferred and delivered by the Target Fund as of the Closing Date for the account of the Acquiring Fund, duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof free and clear of all liens, encumbrances and claims whatsoever, in accordance with the custom of brokers. The Target Fund’s Assets deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) or other permitted counterparties or a futures commission merchant (as defined in Rule 17f-6 under the 1940 Act) shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and futures commission merchants and the Acquiring Fund Custodian. The cash to be transferred by the Trust, on behalf of the Target Fund, shall be transferred and delivered by the Trust, on behalf of the Target Fund, as of the Closing Date for the account of the Acquiring Fund.

3.3 EFFECT OF SUSPENSION IN TRADING. In the event that, as of the Valuation Time, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Target Fund are purchased or sold shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund is impracticable, the Closing shall be postponed until the business day after the day when trading is fully resumed and reporting is restored or such other date as the parties may agree to.

3.4 TRANSFER AGENT’S CERTIFICATE. The Trust, on behalf of the Target Fund, shall instruct the Target Fund’s transfer agent (the “Target Fund Transfer Agent”) to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Target Fund Shareholders as of the Valuation Time, and the number and percentage ownership (to four decimal places) of outstanding shares of the Target Fund owned by each Target Fund Shareholder immediately prior to the Closing. The Trust, on behalf of the Acquiring Fund, shall issue and deliver, or instruct the Acquiring Fund Transfer Agent to issue and deliver, a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Target Fund, or provide evidence reasonably satisfactory to the Target Fund that such Acquiring Fund Shares have been credited to the Target Fund Shareholders’ accounts on the books of the Acquiring Fund.

3.5 DELIVERY OF ADDITIONAL ITEMS. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, assumption of liabilities, receipts and other documents, if any, as such other party or its counsel may reasonably request.

3.6 FAILURE TO DELIVER ASSETS. If the Trust, on behalf of the Target Fund, is unable to make delivery pursuant to paragraph 3.2 hereof to the Acquiring Fund Custodian of any of the Assets of the Target Fund for the reason that any of such Assets have not yet been delivered to it by the Target Fund’s broker, dealer or other counterparty, then, in lieu of such delivery, the Trust, on behalf of the Target Fund, shall deliver, with respect to said Assets, executed copies of an agreement of assignment and due bills executed on behalf of said broker, dealer or other counterparty, together with such other documents as may be required by the Acquiring Fund or the Acquiring Fund Custodian, including brokers’ confirmation slips.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE TRUST ON BEHALF OF THE TARGET FUND. The Trust, on behalf of the Target Fund, represents and warrants to the Trust, on behalf of the Acquiring Fund, as follows:

(a) The Trust is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts. The Trust is duly authorized to transact business in the Commonwealth of Massachusetts and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Trust or the Target Fund. The Target Fund is a legally designated, separate series of the Trust. The Trust, on behalf of the Target Fund, has all material federal, state and local authorizations necessary to own all of its properties and Assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Target Fund.

(b) The Trust is registered as an open-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Trust is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder with respect to the Target Fund.

(c) The Registration Statement on Form N-14 of the Trust with respect to the Acquiring Fund and the Combined Prospectus/Information Statement contained therein relating to the transactions contemplated by the Agreement that is filed with the Commission and becomes effective, as such Registration Statement may be amended or supplemented subsequent to the effective date of the Registration Statement (the “Registration Statement”), as of such effective date and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to the Target Fund based on information provided in writing by the Trust, on behalf of the Target Fund, for inclusion therein, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not contain, as it relates to the Target Fund based on information provided in writing by the Trust, on behalf of the Target Fund, for inclusion therein, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading. Any written information furnished by the Trust, with respect to the Target Fund, for use in the Registration Statement or any other materials provided by the Trust in connection with the Reorganization, as of the effective date of the Registration Statement and at all times subsequent thereto up to and including the Closing Date, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

(d) The Trust’s prospectus, statement of additional information and shareholder reports, in each case relating to the Target Fund and to the extent incorporated by reference in the Registration Statement, are accurate and complete in all material respects and comply in all material respects with federal securities and other applicable laws and regulations, and do not include any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements, in the light of the circumstances under which such statements were made, not misleading.

(e) The Target Fund is not in violation of, and, subject to the satisfaction of the conditions precedent set forth in Articles VI and VIII of this Agreement, the execution, delivery and performance of this Agreement in accordance with its terms by the Trust, on behalf of the Target Fund, will not result in the violation of Massachusetts law, or any provision of the Trust’s trust instrument or bylaws or of any material agreement, indenture, note, mortgage, instrument, contract, lease or other undertaking to which the Trust is a party, on behalf of the Target Fund, or by which the Trust, on behalf of the Target Fund, is bound, nor will the execution, delivery and performance of this Agreement by the Trust, on behalf of the Target Fund, result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party, on behalf of the Target Fund, or by which the Trust, on behalf of the Target Fund, is bound.

(f) The Trust, on behalf of the Target Fund, has no material contracts, agreements or other commitments that will not be terminated without liability to it before the Closing Date, other than liabilities, if any, to be discharged prior to the Closing Date or reflected as Target Fund Stated Liabilities or in the statement of assets and liabilities as provided in paragraph 5.2 hereof.

(g) No litigation, claims, actions, suits, proceedings or investigations of or before any court or governmental body are pending or to the Trust’s knowledge threatened against the Target Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect the Target Fund’s financial condition, the conduct of its business or which would prevent or hinder the ability of the Trust, on behalf of the Target Fund, to carry out the transactions contemplated by this Agreement. The Trust knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(h) The audited financial statements of the Target Fund for the fiscal year ended September 30, 2019, which have been audited by [                            ], have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (true and complete copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition and the results of operations of the Target Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of the Target Fund whether actual or contingent and whether or not determined or determinable as of such date that are required to be disclosed but are not disclosed in such statements.

(i) There have been no changes in the financial position of the Target Fund as reflected in the audited financial statements of the Target Fund for the fiscal year ended September 30, 2019, other than those occurring in the ordinary course of business consistent with past practice in connection with the purchase and sale of portfolio assets, the issuance and redemption of Target Fund shares and the payment of normal operating expenses, dividends and capital gains distributions. Since the date of the financial statements referred to in paragraph 4.1(h) above, there has been no material adverse change in the Target Fund’s financial condition, assets, liabilities or business, results of operations or the manner of conducting business of the Target Fund (other than changes occurring in the ordinary course of business). For the purposes of this paragraph 4.1(i), the discharge of the Target Fund’s liabilities or the redemption of Target Fund shares by Target Fund Shareholders shall not constitute a material adverse change.

(j) Since [                ], 2019 there has not been (i) any pending or to the knowledge of the Trust threatened litigation, which has had or may have a material adverse effect on the business, results of operations, assets or financial condition of the Target Fund; (ii) any option to purchase or other right to acquire shares of the Target Fund issued or granted by or on behalf of the Target Fund to any person other than subscriptions to purchase shares at net asset value in accordance with the terms in the current prospectus for the Target Fund; (iii) any contract or agreement or amendment or termination of any contract or agreement entered into by or on behalf of the Target Fund, except as otherwise disclosed to the Acquiring Fund or contemplated by this Agreement; (iv) any indebtedness incurred, other than in the ordinary course of business, by or on behalf of the Target Fund for borrowed money or any commitment to borrow money by or on behalf of the Target Fund; (v) any amendment of the Trust’s organizational documents in a manner materially affecting the Target Fund; and (vi) any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business with respect to covered options) upon any asset of the Target Fund other than a lien for taxes not yet due and payable.

(k) As of the date hereof and at the Closing Date, all federal and other tax returns and reports of the Target Fund required by law to be filed have or shall have been timely and duly filed by such dates (including any extensions) and are or will be correct in all material respects, and all federal and other taxes required to be paid pursuant to such returns and reports have been paid. To the best of the knowledge of the Trust, on behalf of the Target Fund, after reasonable investigation, no such return is currently under audit or examination, and no assessment or deficiency has been asserted with respect to any such returns.

(l) The Trust has an unlimited number of authorized shares of beneficial interest, par value $0.001 per share. All issued and outstanding shares of beneficial interest of the Target Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act of 1933 (“1933 Act”) and applicable state securities laws and are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and nonassessable, and are not subject to preemptive or dissenter’s rights. All of the issued and outstanding shares of the Target Fund will, at the Valuation Time, be held by the persons and in the amounts set forth in the records of the Target Fund Transfer Agent as provided in paragraph 3.4. The Target Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of the Target Fund shares and has no outstanding securities convertible into any of the Target Fund shares.

(m) At the Closing Date, the Target Fund will have good and marketable title to the Assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power and authority to sell, assign, transfer and deliver such Assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances as to which the Acquiring Fund has received notice and which have been taken into account in the net asset valuation of the Target Fund, and, upon delivery of the Assets and the filing of any documents that may be required under Massachusetts state law, the Acquiring Fund will acquire good and marketable title to the Assets, subject to no restrictions on their full transfer, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted in writing by the Acquiring Fund.

(n) (i) The Trust, on behalf of the Target Fund, has the power to enter into this Agreement and to consummate the transactions contemplated herein; (ii) the execution, delivery and performance of this Agreement and consummation of the transactions contemplated herein have been duly authorized by all necessary action on the part of the Trustees of the Trust, on behalf of the Target Fund; and (iii) this Agreement constitutes a valid and binding obligation of the Trust, on behalf of the Target Fund, enforceable in accordance with its terms, and no other action or proceedings by the Trust, on behalf of the Target Fund, are necessary to authorize this Agreement and the transactions contemplated herein, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(o) The information to be furnished by the Trust, on behalf of the Target Fund, for use in no-action letters, applications for orders, registration statements, information statement materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other applicable laws and regulations.

(p) The Target Fund has elected to qualify and has qualified as a “regulated investment company” under the Code (a “RIC”) as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; qualifies and will continue to qualify as a RIC under the Code for its taxable year through the date of Reorganization; and has satisfied the distribution requirements imposed by the Code for each of its taxable years closing before the Closing Date and will satisfy the distribution requirements imposed by the Code for the taxable year ending on the Closing Date.

(q) Except for the Registration Statement, no consent, approval, authorization or order under any federal or state law or of any court or governmental authority is required for the consummation by the Trust, on behalf of the Target Fund, of the transactions contemplated herein, except those that have already been obtained. No consent of or notice to any third party or entity other than notice to the Target Fund Shareholders is required for the consummation by the Trust, on behalf of the Target Fund, of the transactions contemplated by this Agreement.

(r) Prior to the valuation of the Assets as of the Valuation Time, the Target Fund shall have declared a dividend, dividends or other distribution or distributions, with a record and ex-dividend date prior to the Valuation Time, which, together with all previous dividends and distributions, shall have the effect of distributing to the Target Fund Shareholders all of the Target Fund’s investment company taxable income for all taxable periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), if any, plus the excess of its interest income, if any, excludable from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods ending on or before the Closing Date and all of its net capital gains realized in all taxable periods ending on or before the Closing Date (after reduction for any capital loss carry forward).

(s) The Target Fund, or its agents, (1) holds a valid Form W-8BEN, Certificate of Foreign Status of Beneficial Owner for United States Withholding and Reporting (Individuals), a valid Form W-8BEN-E, Certificate of Foreign Status of Beneficial Owner for United States Tax Withholding and Reporting (Entities) (or other appropriate series of Form W-8, as the case may be), or a valid Form W-9, Request for Taxpayer Identification Number and Certification, for each Target Fund Shareholder of record, which Form W-8 or Form W-9 can be associated with reportable payments made by the Target Fund to such shareholder, and/or (2) has otherwise timely instituted the appropriate nonresident alien or foreign corporation or backup withholding procedures with respect to such shareholder as provided by Sections 1441, 1442, 1471 and 3406 of the Code.

4.2 REPRESENTATIONS OF THE TRUST, ON BEHALF OF THE ACQUIRING FUND. The Trust, on behalf of the Acquiring Fund, represents and warrants to the Trust, on behalf of the Target Fund, as follows:

(a) The Trust is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts. The Trust is duly authorized to transact business in the Commonwealth of Massachusetts and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Trust or the Acquiring Fund. The Acquiring Fund is a legally designated, separate series of the Trust. The Trust, on behalf of the Acquiring Fund, has all material federal, state and local authorizations necessary to own all of its properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquiring Fund.

(b) The Trust is registered as an open-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Trust is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder with respect to the Acquiring Fund.

(c) The Registration Statement as of its effective date and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to the Acquiring Fund, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not contain, as it relates to the Acquiring Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading, except that no representations and warranties in this paragraph 4.2(c) apply to statements or omissions made in reliance upon and in conformity with written information concerning the Target Fund furnished to the Acquiring Fund by the Trust, on behalf of the Target Fund, from the effective date of the Registration Statement through and on the Closing Date. Any written information furnished by the Trust, with respect to the Acquiring Fund, for use in the Registration Statement or any other materials provided by the Trust, with respect to the Acquiring Fund, in connection with the Reorganization, as of the effective date of the Registration Statement and at all times subsequent thereto up to and including the Closing Date, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

(d) The prospectus, statement of additional information and shareholder reports of the Trust, in each case relating to the Acquiring Fund, to the extent incorporated by reference in the Registration Statement, are accurate and complete in all material respects and comply in all material respects with federal securities and other applicable laws and regulations, and do not include any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements, in the light of the circumstances under which such statements were made, not misleading.

(e) The Acquiring Fund is not in violation of, and, subject to the satisfaction of the conditions precedent set forth in Articles VII and VIII of this Agreement, the execution, delivery and performance of this Agreement in accordance with its terms by the Trust, on behalf of the Acquiring Fund, will not result in the violation of, Massachusetts law, or any provision of the Trust’s trust instrument or bylaws or of any material agreement, indenture, note, mortgage, instrument, contract, lease or other undertaking to which the Trust is a party, on behalf of the Acquiring Fund, or by which the Trust, on behalf of the Acquiring Fund, is bound, nor will the execution, delivery and performance of this Agreement by the Trust, on behalf of the Acquiring Fund, result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party, on behalf of the Acquiring Fund, or by which the Trust, on behalf of the Acquiring Fund, is bound.

(f) No litigation, claims, actions, suits, proceedings or investigations of or before any court or governmental body are pending or to the Trust’s knowledge threatened against the Acquiring Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition, the conduct of its business or which would prevent or hinder the ability of the Trust, on behalf of the Acquiring Fund, to carry out the transactions contemplated by this Agreement. The Trust knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(g) The audited financial statements of the Acquiring Fund for the fiscal year ended September 30, 2019, which have been audited by [                        ], have been prepared in accordance with GAAP consistently applied, and such statements (true and complete copies of which have been furnished to the Target Fund) fairly reflect the financial condition and the results of operations of the Acquiring Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of the Acquiring Fund whether actual or contingent and whether or not determined or determinable as of such date that are required to be disclosed but are not disclosed in such statements.

(h) There have been no changes in the financial position of the Acquiring Fund as reflected in the audited financial statements of the Acquiring Fund for the fiscal year ended September 30, 2019, other than those occurring in the ordinary course of business consistent with past practice in connection with the purchase and sale of portfolio assets, the issuance and redemption of Acquiring Fund shares and the payment of normal operating expenses, dividends and capital gains distributions. Since the date of the financial statements referred to in paragraph 4.2(g) above, there has been no material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, results of operations or the manner of conducting business of the Acquiring Fund (other than changes occurring in the ordinary course of business). For the purposes of this paragraph 4.2(h), a decline in the net asset value of the Acquiring Fund due to declines in the value of Acquiring Fund’s assets, the discharge of the Acquiring Fund’s liabilities or the redemption of Acquiring Fund shares by Acquiring Fund shareholders shall not constitute a material adverse change.

(i) Since [                ], 2019, there has not been (i) any pending or to the knowledge of the Trust threatened litigation, which has had or may have a material adverse effect on the business, results of operations, assets or financial condition of the Acquiring Fund; (ii) any option to purchase or other right to acquire shares of the Acquiring Fund issued or granted by or on behalf of the Acquiring Fund to any person other than subscriptions to purchase shares at net asset value in accordance with the terms in the current prospectus for the Acquiring Fund; (iii) any contract or agreement or amendment or termination of any contract or agreement entered into by or on behalf of the Acquiring Fund, except as otherwise disclosed to the Target Fund or contemplated by this Agreement; (iv) any indebtedness incurred, other than in the ordinary course of business, by or on behalf of the Acquiring Fund for borrowed money or any commitment to borrow money by or on behalf of the Acquiring Fund; (v) any amendment of the Trust’s organizational documents in a manner materially affecting the Acquiring Fund; and (vi) any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business with respect to covered options) upon any asset of the Acquiring Fund other than a lien for taxes not yet due and payable.

(j) As of the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to be filed have or shall have been timely and duly filed by such dates (including any extensions) and are or will be correct in all material respects, and all federal and other taxes required to be paid pursuant to such returns and reports have been paid. To the best of the knowledge of the Trust, on behalf of the Acquiring Fund, after reasonable investigation, no such return is currently under audit or examination, and no assessment or deficiency has been asserted with respect to any such returns.

(k) The Acquiring Fund is authorized to issue an unlimited number of shares of beneficial interest, par value $0.001 per share. All issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act, and applicable state securities laws and are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and nonassessable, and are not subject to preemptive rights. The Acquiring Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund shares and has no outstanding securities convertible into any of the Acquiring Fund shares.

(l) At the Closing Date, the Acquiring Fund will have good and marketable title to all of its assets, and full right, power and authority to sell, assign, transfer and deliver such assets, free of any lien or other encumbrance, except those liens or encumbrances as to which the Target Fund has received notice at or prior to the Closing Date, and which have been taken into account in the net asset valuation of the Acquiring Fund.

(m) The Trust, on behalf of the Acquiring Fund, has the power to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement and consummation of the transactions contemplated herein have been duly authorized by all necessary action on the part of the Trustees of the Trust, on behalf of the Acquiring Fund. This Agreement constitutes a valid and binding obligation of the Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, and no other action or proceedings by the Trust, on behalf of the Acquiring Fund, are necessary to authorize this Agreement and the transactions contemplated herein, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(n) The Acquiring Fund Shares to be issued and delivered to the Target Fund for the account of the Target Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, the Acquiring Fund Shares will be duly and validly issued and will be fully paid and nonassessable by the Acquiring Fund.

(o) The information to be furnished by the Trust, on behalf of the Acquiring Fund, for use in no-action letters, applications for orders, registration statements, information statement materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other applicable laws and regulations.

(p) The Acquiring Fund has elected to qualify and has qualified as a RIC as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; qualifies and will continue to qualify as a RIC under the Code for its taxable year in which the Reorganization occurs; and has satisfied the distribution requirements imposed by the Code for each of its taxable years closing before the Closing Date and will satisfy the distribution requirements imposed by the Code for its taxable year in which the Reorganization occurs.

(q) Except for the Registration Statement, no consent, approval, authorization or order under any federal or state law or of any court or governmental authority is required for the consummation by the Trust, on behalf of the Acquiring Fund, of the transactions contemplated herein, except those that have already been obtained. No consent of or notice to any third party or entity is required for the consummation by the Trust, on behalf of the Acquiring Fund, of the transactions contemplated by this Agreement.

ARTICLE V

COVENANTS OF THE TRUST, ON BEHALF OF THE ACQUIRING FUND, AND THE TRUST, ON BEHALF OF THE TARGET FUND

5.1 OPERATION IN ORDINARY COURSE. Subject to paragraphs 7.2 and 7.5, the Trust, on behalf of each of the Acquiring Fund and the Target Fund, will operate its business in the ordinary course of business between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions. No party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

5.2 STATEMENT OF ASSETS AND LIABILITIES. At least five business days prior to the Closing Date, the Trust, on behalf of the Target Fund, will prepare and deliver to the Acquiring Fund a statement of the assets and the liabilities of the Target Fund as of such date for review and agreement by the parties to determine that the assets and the liabilities of the Target Fund are being correctly determined in accordance with the terms of this Agreement. The Trust, on behalf of the Target Fund, will deliver at the Closing (1) a statement of Assets and Target Fund Stated Liabilities as of the Valuation Time and (2) a list of the Target Fund’s Assets as of the Closing Date showing the tax costs of each of its assets by lot and the holding periods of such Assets, and certified by the Treasurer or Assistant Treasurer of the Trust, on behalf of the Target Fund.

5.3 ACCESS TO BOOKS AND RECORDS. Upon reasonable notice, the Trust, on behalf of the Target Fund, shall make available to the Trust’s officers and agents all books and records of the Target Fund and the Trust, on behalf of the Acquiring Fund, shall make available to the Trust’s officers and agents all books and records of the Trust relating to the Acquiring Fund.

5.4 ADDITIONAL INFORMATION. The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.

5.5 CONTRACT TERMINATION. The Trust, on behalf of the Target Fund, will terminate all agreements to which the Trust, on behalf of the Target Fund, is a party (other than this Agreement), effective as of the Closing Date without any liability not paid prior to the Closing Date other than as accrued as part of the Target Fund Stated Liabilities.

5.6 FURTHER ACTION. Subject to the provisions of this Agreement, the Trust, on behalf of the Acquiring Fund and the Target Fund, will take or cause to be taken all action and do or cause to be done all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date. In particular, the Trust, on behalf of the Target Fund, covenants that it will, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

5.7 PREPARATION OF REGISTRATION STATEMENT. The Trust, on behalf of the Acquiring Fund, will prepare and file with the Commission the Registration Statement relating to the Acquiring Fund Shares to be issued to the Target Fund Shareholders. The Registration Statement shall include a Combined Prospectus/Information Statement relating to the transactions contemplated by this Agreement. At the time the Registration Statement becomes effective and at the Closing Date, the Registration Statement shall be in compliance in all material respects with the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act, as applicable. Each party will provide the materials and information necessary to prepare the

Registration Statement, for inclusion therein, including any special interim financial information necessary for inclusion therein. If at any time prior to the Closing Date a party becomes aware of any untrue statement of material fact or omission to state a material fact required to be stated therein or necessary to make the statements made therein not misleading, the party discovering the item shall notify the other parties and the parties shall cooperate in promptly preparing and filing with the Commission and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item.

5.8 TAX STATUS OF REORGANIZATION. The intention of the parties is that the transaction contemplated by this Agreement will qualify as a reorganization of the Target Fund and the Acquiring Fund within the meaning of Section 368(a) of the Code.

Neither the Acquiring Fund nor the Target Fund (nor the Trust, on behalf of either the Acquiring Fund or the Target Fund) shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the Trust, on behalf of the Acquiring Fund and the Target Fund, will take such action, or cause such action to be taken, as is reasonably necessary to enable Sidley Austin LLP, U.S. federal income tax counsel to the Acquiring Fund and the Target Fund, to render the tax opinion required herein (including, without limitation, each party’s execution of representations reasonably requested by and addressed to Sidley Austin LLP).

5.9 REASONABLE BEST EFFORTS. The Trust, on behalf of the Acquiring Fund and the Target Fund, shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

5.10 AUTHORIZATIONS. The Trust, on behalf of the Acquiring Fund, agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and any state blue sky or securities laws as it may deem appropriate in order to operate in the normal course of business after the Closing Date.

5.11 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, the Target Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Target Fund for U.S. federal income tax purposes, as well as any capital loss carryovers and items that the Acquiring Fund will succeed to and take into account as a result of Section 381 of the Code.

5.12 INFORMATION STATEMENT. The Trust, on behalf of the Target Fund, agrees to mail to its respective shareholders of record, in sufficient time to comply with requirements as to notice thereof, the Combined Prospectus/Information Statement contained in the Registration Statement, which complies in all material respects with the applicable provisions of Section 14(c) of the 1934 Act, and the rules and regulations thereunder.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST,

ON BEHALF OF THE TARGET FUND

The obligations of the Trust, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by the Acquiring Fund (or the Trust, on behalf of the Acquiring Fund) pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following conditions:

6.1 All representations, covenants and warranties of the Acquiring Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

6.2 The Board has approved this Agreement with respect to the Target Fund.

6.3 As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions nor any material increase in the investment management fee rate or other fee rates the Acquiring Fund is currently contractually obligated to pay for services provided to the Acquiring Fund, nor any material reduction in the fee waiver or expense reduction undertakings (either voluntary or contractual) from those described in the Registration Statement, if any.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST, ON BEHALF OF THE ACQUIRING FUND

The obligations of the Trust, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Trust, on behalf of the Target Fund, of all the obligations to be performed by the Target Fund (or the Trust, on behalf of the Target Fund) pursuant to this Agreement on or before the Closing Date and, in addition, shall be subject to the following conditions:

7.1 All representations, covenants and warranties of the Trust, on behalf of the Target Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

7.2 Except to the extent prohibited by Rule 19b-1 under the 1940 Act, prior to the valuation of the Assets as of the Valuation Time, the Target Fund shall have declared a dividend, dividends or other distribution or distributions, with a record and ex-dividend date prior to the valuation of the Assets, which, together with all previous dividends and distributions, shall have the effect of distributing to the Target Fund Shareholders all of the Target Fund’s investment company taxable income for all taxable periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), if any, plus the excess of its interest income, if any, excludable from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods ending on or before the Closing Date and all of its net capital gains realized in all taxable periods ending on or before the Closing Date (after reduction for any capital loss carryforward).

7.3 The Board has approved this Agreement with respect to the Acquiring Fund.

7.4 As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any material increase in the investment management fee rate or other fee rates the Target Fund is currently contractually obligated to pay for services provided to the Target Fund nor any material reduction in the fee waiver or expense reduction undertakings (either voluntary or contractual) from those described in the Registration Statement.

7.5 The Trust, on behalf of the Target Fund, shall have taken all steps required to terminate all agreements to which it is a party on behalf of the Target Fund (other than this Agreement) and pursuant to which the Target Fund has outstanding or contingent liabilities, unless such liabilities have been accrued as part of the Target Fund Stated Liabilities.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST, ON BEHALF OF THE ACQUIRING FUND, AND THE TRUST, ON BEHALF OF THE TARGET FUND

If any of the conditions set forth below shall not have been satisfied on or before the Closing Date or shall not remain satisfied with respect to the Trust, the Target Fund or the Acquiring Fund, the other parties to this Agreement shall, at their option, not be required to consummate the transactions contemplated by this Agreement:

8.1 The Commission shall not have instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

8.2 All third-party consents and all consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such federal authorities) in each case required to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not reasonably be expected to have a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that any party hereto may waive any such conditions for itself.

8.3 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The registration statement of the Trust with respect to the Acquiring Fund on Form N-1A under the 1933 Act covering the sale of shares of the Acquiring Fund shall be effective.

8.4 As of the Closing Date, there shall be no pending litigation brought by any person against the Acquiring Fund, the Target Fund or the Trust or any of the investment advisers, directors, trustees or officers of the foregoing, as applicable, arising out of, or seeking to prevent completion of the transactions contemplated by, this Agreement. Furthermore, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.5 The Trust, on behalf of each of the Acquiring Fund and the Target Fund, shall have received an opinion of Sidley Austin LLP, United States tax counsel to the Acquiring Fund and the Target Fund, substantially to the effect that, based on certain facts, assumptions and representations of the parties, for U.S. federal income tax purposes:

(a) The transfer of the Assets of the Target Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Target Fund Stated Liabilities followed by the distribution of Acquiring Fund Shares to the Target Fund Shareholders and (ii) the termination, dissolution and complete liquidation of the Target Fund, all pursuant to this Agreement, will be a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Target Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(b) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the Assets of the Target Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Target Fund Stated Liabilities;

(c) no gain or loss will be recognized by the Target Fund upon the transfer of the Assets of the Target Fund to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Target Fund Stated Liabilities or upon the distribution of Acquiring Fund Shares to the Target Fund Shareholders in exchange for such shareholders’ Target Fund shares in liquidation of the Target Fund, except for any gain or loss that may be required to be recognized solely as a result of the close of the Target Fund’s taxable year due to the Reorganization or as a result of the transfer of any stock in a passive foreign investment company as defined in Section 1297(a) of the Code;

(d) no gain or loss will be recognized by the Target Fund Shareholders upon the exchange of their Target Fund shares solely for Acquiring Fund Shares pursuant to the Reorganization;

(e) the aggregate tax basis of Acquiring Fund Shares received by each Target Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Target Fund shares exchanged therefor by such shareholder;

(f) the holding period of Acquiring Fund Shares to be received by each Target Fund Shareholder pursuant to the Reorganization will include the period during which the Target Fund shares exchanged therefor were held by such shareholder, provided such Target Fund shares are held as capital assets at the time of the Reorganization;

(g) the tax basis of the Assets acquired by the Acquiring Fund will be the same as the tax basis of such Assets to the Target Fund immediately before the Reorganization, except for certain adjustments that may be required to be made solely as a result of the close of the Target Fund’s taxable year due to the Reorganization or as a result of gain recognized on the transfer of certain assets of the Target Fund; and

(h) the holding period of the Assets in the hands of the Acquiring Fund will include the period during which those Assets were held by the Target Fund, except for any assets which may be marked to market for U.S. federal income tax purposes on the termination of the Target Fund’s taxable year or on which gain was recognized upon the transfer to the Acquiring Fund.

Such opinion shall be based on customary assumptions and such representations as Sidley Austin LLP may reasonably request, and the Trust, on behalf of each of the Target Fund and the Acquiring Fund, will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, the Trust, on behalf of either the Acquiring Fund or the Target Fund, may not waive the conditions set forth in this paragraph 8.5.

The Tax Opinion will not express an opinion on the effect of the Reorganization on the Target Fund with respect to the recognition of any unrealized gain or loss for any Asset that is required to be marked to market for U.S. federal income tax purposes upon termination of the Target Fund’s taxable year or as a result of the transfer of certain assets of the Target Fund.

ARTICLE IX

EXPENSES

The Target Fund and the Acquiring Fund (each for purposes of this Article IX only, a “Fund”) will bear expenses incurred in connection with the Reorganization, including but not limited to, costs related to the preparation and distribution of materials distributed to the Board. Each Fund’s portion of the expenses incurred in connection with the Reorganization will be paid by BlackRock Advisors, LLC (“BlackRock”) or its affiliates directly or through fee waivers. Reorganization expenses include, but are not limited to, costs and expenses (including legal fees) related to the preparation and distribution of materials to the Board, costs incurred in connection with attending the Board meetings and preparing the minutes of the Board meetings, obtaining an opinion of counsel as to certain tax matters, the preparation of this Agreement and the Registration Statement, fees of the Commission and any state securities commission, transfer agency fees, auditing fees associated with each Fund’s financial statements, portfolio transfer taxes (if any), expenses relating to preparing, printing and mailing the Combined Prospectus/Information Statement and any other materials to be used in connection with the Board meetings, and any other legal and auditing fees in connection with the foregoing.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1 The Trust, on behalf of each of the Acquiring Fund and the Target Fund, agrees that no party has made to another party any representation, warranty and/or covenant not set forth herein and that this Agreement constitutes the entire agreement among the parties.

10.2 The representations and warranties of the parties hereto set forth in this Agreement shall not survive the consummation of the transactions contemplated herein.

ARTICLE XI

TERMINATION

11.1 This Agreement may be terminated by the mutual agreement of the Trust, on behalf of each of the Acquiring Fund or the Target Fund. In addition, the Trust, on behalf of either the Acquiring Fund or the Target Fund, may at its option terminate this Agreement at or before the Closing Date due to:

(a) a material breach by one of the other parties of any representation, warranty or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days; or

(b) a condition herein expressed to be precedent to the obligations of the terminating party and/or one or more other parties that has not been met if it reasonably appears that it will not or cannot be met.

11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of a party. In the event of willful default, all remedies at law or in equity of the party or parties adversely affected shall survive.

ARTICLE XII

AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Trust, on behalf of each of the Target Fund and the Acquiring Fund, as specifically authorized by the Board.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;

LIMITATION OF LIABILITY

13.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of New York without giving effect to principles of conflicts of law.

13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

13.5 The names “BlackRock FundsSM” and “Trustees of BlackRock FundsSM” refer respectively to the Trust created and the Trustees, as trustees but not individually or personally, acting from time to time under a Declaration of Trust dated December 22, 1988, as amended, which is hereby referred to and a copy of which is on file at the office of the Secretary of the Commonwealth of Massachusetts and at the principal office of the Trust. The obligations of ‘BlackRock FundsSM’ entered into in the name or on behalf thereof by any of the Trustees, officers, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders, officers, representatives or agents of the Trust personally, but bind only the Trust property, and all persons dealing with any class of shares of the Trust must look solely to the Trust property belonging to such class for the enforcement of any claims against the Trust.

ARTICLE XIV

NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by FedEx or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the applicable party: to the Target Fund, 100 Bellevue Parkway, Wilmington, Delaware 19809, Attention: John M. Perlowski, Chief Executive Officer; or to the Acquiring Fund, 100 Bellevue Parkway, Wilmington, Delaware 19809, Attention: John M. Perlowski, Chief Executive Officer, or to any other address that the Target Fund or the Acquiring Fund shall have last designated by notice to the other parties.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

BLACKROCK FUNDSSM, ON BEHALF OF ITS SERIES BLACKROCK ENERGY & RESOURCES PORTFOLIO

By:
Name:
Title:

BLACKROCK FUNDSSM, ON BEHALF OF ITS SERIES BLACKROCK ALL-CAP ENERGY & RESOURCES PORTFOLIO

By:
Name:
Title:

APPENDIX III

Intermediary-Defined Sales Charge Waiver Policies

Intermediary-Defined Sales Charge Waiver Policies

Merrill Lynch:

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account (excluding shares purchased from or through the Fund, the Fund’s distributor or any non-Merrill Lynch platform or account, even if Merrill Lynch serves as broker-dealer of record for such shares) will be eligible only for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and reductions, which may differ from those disclosed elsewhere in the prospectus or SAI.

Front-End Sales Charge Waivers for Investor A Shares available at Merrill Lynch

•

Shares purchased by employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan/plan participants

•	Shares purchased by or through a 529 Plan

•

Shares purchased through a Merrill Lynch affiliated investment advisory program, or effective February 1, 2019, exchanges of shares purchased through such a Merrill Lynch program due to the holdings moving from such program to a Merrill Lynch brokerage (non-advisory) account

•	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

•	Shares of funds purchased through the Merrill Edge Self-Directed platform

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other BlackRock Fund)

•	Shares exchanged from Investor C (i.e. level-load) Shares of the same Fund in the month of or following the 10-year anniversary of the purchase date

•	Shares purchased by employees and registered representatives of Merrill Lynch or its affiliates and their family members

•	Shares purchased by directors of the Fund, and employees of BlackRock or any of its affiliates, as described in the prospectus

•

Shares purchased from the proceeds of redemptions from another BlackRock Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement)

CDSC Waivers on Investor A and C Shares available at Merrill Lynch

•	Shares sold due to death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the prospectus

•	Shares bought due to return of excess contributions from an IRA Account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1/2

III-1

•	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

•	Shares acquired through a Right of Reinstatement

•

Investor A and C Shares of the Fund held in the following IRA or other retirement brokerage accounts: Traditional IRAs, Roth IRAs, Rollover IRAs, Inherited IRAs, SEP IRAs, SIMPLE IRAs, BASIC Plans, Educational Savings Accounts and Medical Savings Accounts, that are exchanged for Institutional Shares of the Fund due to transfer to certain fee based accounts or platforms

•

Effective February 1, 2019, Investor A Shares sold, where such Investor A Shares were received as a result of exchanges of shares purchased through a Merrill Lynch affiliated investment advisory program due to the holdings moving from the program to a Merrill Lynch brokerage (non-advisory) account

Front-End Sales Charge Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

•	Breakpoints as described in the prospectus

•

Rights of Accumulation (ROA) entitle shareholders to breakpoint discounts that will be automatically calculated based on the aggregated holding of BlackRock Fund assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible BlackRock Fund assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

•	Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of BlackRock Funds, through Merrill Lynch, over a 13-month period of time

Ameriprise Financial:

Investor A Shares Front-End Sales Charge Waivers Available at Ameriprise Financial

The following information applies to Investor A Shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial.

Effective June 1, 2018, shareholders purchasing Investor A shares through an Ameriprise Financial platform or account will be eligible for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI:

•

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs

•	Shares purchased through an Ameriprise Financial investment advisory program (if an advisory or similar share class for such investment advisory program is not available)

•

Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an advisory or similar share class for such investment advisory program is not available)

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within BlackRock Funds)

•

Shares exchanged from Investor C Shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Investor C Shares for load waived shares, that waiver will also apply to such exchanges

III-2

•	Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members

•

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor (“FA”) and/or the FA’s spouse, FA’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), FA’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant

•

Shares purchased from the proceeds of redemptions within BlackRock Funds, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (i.e. Rights of Reinstatement)

Morgan Stanley Wealth Management:

Morgan Stanley Wealth Management Investor A Share Front-End Sales Charge Waiver

Effective July 1, 2018, Morgan Stanley Wealth Management clients purchasing Investor A Shares of the Fund through Morgan Stanley’s transactional brokerage accounts are entitled to a waiver of the front-end sales charge in the following circumstances:

•

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans does not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

•	Shares purchased through a Morgan Stanley self-directed brokerage account

•

Investor C Shares that are no longer subject to a contingent deferred sales charge and are exchanged for Investor A Shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program

•

Shares purchased from the proceeds of redemptions within BlackRock Funds under a Rights of Reinstatement provision, provided the repurchase occurs within 90 days following the redemption, the redemption and purchase occur in the same account, and redeemed shares were subject to a front-end or deferred sales charge

Unless specifically described above, no other front-end sales charge waivers are available to mutual fund purchases by Morgan Stanley Wealth Management clients through Morgan Stanley’s transactional brokerage accounts.

Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and Each Entity’s Affiliates (“Raymond James”):

Effective March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.

III-3

Front-End Sales Charge Waivers on Investor A Shares Available at Raymond James

•	Shares purchased in a Raymond James investment advisory program.

•	Shares purchased of the same Fund or another BlackRock Fund through a systematic reinvestment of capital gains distributions and dividend distributions.

•	Shares purchased by employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•

Shares purchased from the proceeds of redemptions from another BlackRock Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).

•

A shareholder in the Fund’s Investor C shares will have their shares converted at net asset value to Investor A shares of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Investor A and C Shares Available at Raymond James

•	Shares sold due to death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus.

•	Shares bought due to return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 701/2 as described in the Fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a Right of Reinstatement.

Front-End Sales Charge Discounts Available at Raymond James: Breakpoints, Rights of Accumulation and/or Letters of Intent

•	Breakpoints as described in this prospectus.

•

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of BlackRock Fund assets held by accounts within the purchaser’s household at Raymond James. Eligible BlackRock Fund assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.

•

Letters of intent which allow for breakpoint discounts based on anticipated purchases of BlackRock Funds over a 13-month time period. Eligible BlackRock Fund assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

III-4

The information in this document is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This document is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED NOVEMBER 1, 2019

BLACKROCK FUNDSSM

BlackRock Energy & Resources Portfolio

BLACKROCK FUNDSSM

BlackRock All-Cap Energy & Resources Portfolio

PART B

STATEMENT OF ADDITIONAL INFORMATION

[                ], 2019

This Statement of Additional Information (the “SAI”) relates to the reorganization (the “Reorganization”) of BlackRock Energy & Resources Portfolio (the “Target Fund”), a series of BlackRock FundsSM (the “Trust”), into BlackRock All-Cap Energy & Resources Portfolio (the “Acquiring Fund”), a series of the Trust. The Acquiring Fund, following completion of the Reorganization, may be referred to as the “Combined Fund” in this SAI.

Effective upon the closing of the Reorganization, the Acquiring Fund will change its name from BlackRock All-Cap Energy & Resources Portfolio to BlackRock Energy Opportunities Fund.

The Target Fund and the Acquiring Fund are each referred to as a “Fund” and collectively referred to as the “Funds.”

This SAI contains information that may be of interest to shareholders of the Target Fund relating to the Reorganization, but which is not included in the Combined Prospectus/Information Statement dated [ ], 2019 (the “Combined Prospectus/Information Statement”).

As described in the Combined Prospectus/Information Statement, the Reorganization will involve the transfer and delivery of substantially all of the assets of the Target Fund to the Acquiring Fund in exchange for the assumption by such Acquiring Fund of certain stated liabilities of such Target Fund and newly-issued shares of such Acquiring Fund, including fractional shares, if any (the “Acquiring Fund Shares”). Acquiring Fund Shares will then be distributed pro rata by the Target Fund to its shareholders. All of the outstanding shares of the Target Fund will be redeemed and the Target Fund will be terminated, dissolved and liquidated as a series of the Trust.

For the Target Fund and the Acquiring Fund: Incorporates by reference the Statement of Additional Information included in the Registration Statement on Form N-1A of the Target Fund and the Acquiring Fund dated January 28, 2019, as supplemented (SEC Accession No. 0001193125-19-018831); the Annual Report to Shareholders of the Target Fund and the Acquiring Fund for the fiscal year ended September 30, 2018, filed December 4, 2018 (0001193125-18-342120); and the Semi-Annual Report to Shareholders of the Target Fund and the Acquiring Fund for the six-month period ended March 31, 2019, filed June 5, 2019 (SEC Accession No. 0001193125-19-165840), as filed with the Securities and Exchange Commission (the “SEC”).

This SAI is not a prospectus and should be read in conjunction with the Combined Prospectus/Information Statement. The Combined Prospectus/Information Statement has been filed with the Securities and Exchange Commission, and is available upon request and without charge by writing to BlackRock at 100 Bellevue Parkway, Wilmington, Delaware 19809, or by calling (800) 441-7762.

Capitalized terms used in this SAI and not otherwise defined herein have the meanings given them in the Combined Prospectus/Information Statement.

TABLE OF CONTENTS

Page
Financial Statements	S-4
Pro Forma Financial Statements (Unaudited)	S-4

FINANCIAL STATEMENTS

This SAI incorporates by reference (i) the Annual Report to Shareholders of the Target Fund and the Acquiring Fund for the fiscal year ended September 30, 2018 and (ii) the Semi-Annual Report to Shareholders of the Target Fund and the Acquiring Fund for the six-month period ended March 31, 2019, each of which have been filed with the SEC. Each of these reports contains historical financial information regarding the Funds. The financial statements therein, and, in the case of the Annual Report, the report of the independent registered public accountant therein, are incorporated herein by reference.

Pro forma financial statements of the Target Fund and the Acquiring Fund are provided on the following pages.

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

The unaudited pro forma financial information set forth herein is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. The closing of the Reorganization is contingent upon certain conditions being satisfied. These pro forma numbers have been estimated in good faith based on information regarding each Fund as of March 31, 2019.

The unaudited pro forma information provided herein should be read in conjunction with the most recent Annual Report and Semi-Annual Report of the Target Fund and the Acquiring Fund, each of which is on file with the SEC and is available at no charge.

The unaudited pro forma information set forth below with respect to the Combined Fund for the period ended March 31, 2019 is intended to present ratios and supplemental data as if the Reorganization of the Target Fund into the Acquiring Fund had been consummated at April 1, 2018. The Reorganization is intended to merge the Target Fund into the Acquiring Fund, a similar fund advised by BlackRock Advisors, LLC (“BlackRock”).

For a description of the management fees, administration fees and any waivers, expense caps and/or reimbursements that were in effect for the Target Fund and the Acquiring Fund during the period April 1, 2018 to March 31, 2019, as well as a list of other service providers for the Funds, see “Comparison of the Funds—Management and Sub-Advisory Agreements,” “Comparison of the Funds—Administration Agreement” and “Comparison of the Funds—Other Service Providers” in the Combined Prospectus/Information Statement.

As of March 31, 2019, the net assets of (i) the Target Fund were $109,137,563 and (ii) the Acquiring Fund were $69,347,424. As of March 31, 2019, the net assets of the Combined Fund would have been $178,280,656 on a pro forma basis. The net assets of the Combined Fund reflect an estimated income distribution, as described under the “Undistributed Net Investment Income, Undistributed Realized Gains and Capital Loss Carryforwards” section below.

In the Reorganization, the outstanding shares of the Target Fund will be exchanged for newly issued Acquiring Fund Shares. The aggregate net asset value (“NAV”) immediately after the Reorganization of your Combined Fund shares will be the same as the aggregate NAV of your Target Fund shares immediately prior to the Reorganization. The aggregate NAV of the Target Fund immediately prior to the Reorganization will reflect accrued expenses associated with the Reorganization. However, the number of shares you receive will depend on the relative NAV of the shares of the Target Fund and the Acquiring Fund as of the close of regular trading on the New York Stock Exchange on the business day immediately before the closing of the Reorganization (“Valuation Time”). Thus, if as of the Valuation Time the NAV of an Acquiring Fund Share is lower than the NAV of the corresponding share class of the Target Fund, you will receive a greater number of Acquiring Fund Shares in the Reorganization than you held in the Target Fund immediately prior to the Reorganization. On the other hand, if the NAV of an Acquiring Fund Share is higher than the NAV of the corresponding share class of the Target Fund, you will receive fewer Acquiring Fund Shares in the Reorganization than you held in the Target Fund immediately prior to the Reorganization.

With respect to the Target Fund, the number of shares of each class assumed to be issued is equal to the NAV of the shares of the Target Fund, as of March 31, 2019, divided by the NAV per share of the corresponding class of shares of the Acquiring Fund as of March 31, 2019. The pro forma number of shares outstanding, by class, for the Acquiring Fund consists of the following at March 31, 2019:

Acquiring Fund

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued In Reorganization	Total Outstanding Shares Post-Combination[1]
Investor A	3,855,292	8,313,099	12,168,391
Investor C	1,063,589	1,162,729	2,226,318
Institutional	1,869,860	1,315,899	3,185,759

[1]	Adjusted for an estimated income distribution of $204,331.

On a pro forma basis for the twelve months ended March 31, 2019, the Reorganization would result in the following changes in investment advisory fees, administration fees, other operating expenses, and voluntary and contractual waivers and reimbursements as follows:

	Dollar Change	Basis Points
Investment advisory fees	$(2,041)	0.00%
Administration fees	$(217)	0.00%
Other operating expenses	$(197,848)	-0.09%
Waivers and reimbursements	$168,768	0.08%

The following table represents the total net annual portfolio operating expenses for the Target Fund and the Acquiring Fund as of March 31, 2019, and the Combined Fund, as if the Reorganization was consummated on April 1, 2018. Upon the closing of the Reorganization, the total net annual operating expenses for the Combined Fund will be the same as or lower than those of the Target Fund.

		Total Net Annual Portfolio Operating Expenses
Target Fund Shares	Acquiring Fund Shares Received	Target Fund	Acquiring Fund	Combined Fund Pro Forma
Investor A Shares	Investor A Shares	1.34%	1.35%	1.34%
Investor C Shares	Investor C Shares	2.06%	2.07%	2.06%
Institutional Shares	Institutional Shares	1.03%	0.93%	0.93%

No significant accounting policies will change as a result of the Reorganization, specifically policies regarding valuation and Subchapter M compliance. It is anticipated that the Target Fund will dispose of approximately 63% of its holdings prior to the Reorganization in connection with realigning the Target Fund’s portfolio in a manner more consistent with the investment strategies of the Acquiring Fund, which do not limit investments to companies of any particular size. The portfolio managers of the Acquiring Fund anticipate that the portfolio securities of the Target Fund to be sold in anticipation of the Reorganization will consist mainly of equity securities of small-capitalization and mid-capitalization companies in the energy sector. The portfolio management team expects that the proceeds from such disposition will be used to invest in equity securities of large-capitalization companies in the energy sector that better align with the Acquiring Fund’s investment strategies. Consequently, the transaction costs anticipated to be incurred in restructuring the portfolio holdings of the Target Fund in connection with the realignment of the Target Fund’s portfolio and the subsequent investment by the Target Fund in equity securities of large-capitalization companies in the energy sector that better align with the Acquiring Fund’s investment strategies are estimated to be approximately $144,000.

The Target Fund has capital loss carryforwards that are expected to offset any gains recognized in these sales and, therefore, gain on these sales are not expected to be distributed to the Target Fund’s shareholders.

The Reorganization is expected to be tax-free for U.S. federal income tax purposes. This means that no gain or loss will be recognized by the Target Fund or its shareholders for U.S. federal income tax purposes as a result of the Reorganization (except for any gain or loss that may be required to be recognized solely as a result of the close of the Target Fund’s taxable year due to the Reorganization or as a result of the transfer of certain assets). The aggregate tax basis of the Acquiring Fund Shares received by the shareholders of the Target Fund will be the same as the aggregate tax basis the shareholders of the Target Fund held in its shares of the Target Fund immediately before the Reorganization.

Accounting Survivor: The Acquiring Fund is deemed to be the “accounting survivor” in connection with the Reorganization.

Cost of Reorganization: BlackRock or its affiliates will pay, directly or through waivers, each Fund’s portion of the expenses incurred in connection with the Reorganization (including auditor and legal fees and the costs of preparing and filing the Combined Prospectus/Information Statement), which are estimated to be $59,500 with respect to each Fund. The total estimated expenses of the Reorganization are estimated to be approximately $119,000. The foregoing estimated expenses will be borne by BlackRock or its affiliates directly or through waivers regardless of whether the Reorganization is consummated.

Undistributed Net Investment Income, Undistributed Realized Gains and Capital Loss Carryforwards: Substantially all of the undistributed net investment income and undistributed realized gains, if any, of the Target Fund is expected to be distributed to the Target Fund’s shareholders prior to the Closing Date (as defined in Appendix II). As of March 31, 2019, the amount of undistributed net investment income, undistributed realized gains and capital loss carryforwards for each Fund was as follows:

Undistributed Net Income
Target Fund	Acquiring Fund
$204,331	$506,233

Undistributed Realized Gains

Target Fund	Acquiring Fund
$—	$—

Capital Loss Carryforwards[1]

Target Fund	Acquiring Fund
$(249,664,990)	$(33,572,204)

[1]	Capital loss carryforwards may be subject to limitation under Section 382 of the Internal Revenue Code of 1986, as amended.

PART C.

OTHER INFORMATION

Item 15.    Indemnification.

Indemnification of Registrant’s principal underwriter against certain losses is provided for in Section 9 of the Form of Amended and Restated Distribution Agreement incorporated by reference herein as Exhibit 7(a). Indemnification of Registrant’s Custodians is provided for in Section 12 of the Amended and Restated Custodian Agreement incorporated by reference herein as Exhibit 9(a), Article VIII of the Custody Agreement incorporated by reference herein as Exhibit 9(b), Article V of the Form of Custody Agreement (U.S. Dollar Only) incorporated by reference herein as Exhibit 9(c), Section 7 of the Form of Master Global Custody Agreement incorporated by reference herein as Exhibit 9(d) and Section 15 of the Master Custodian Agreement incorporated by reference herein as Exhibit 9(e). Indemnification of Registrant’s Transfer Agent is provided for in Section 12 of the Transfer Agency and Shareholder Services Agreement incorporated by reference herein as Exhibit 13(e). Indemnification of Registrant’s Administrators is provided for in Section 9 of the Form of Administration Agreement incorporated by reference herein as Exhibit 13(a), Section 9 of the Form of Administration Agreement incorporated by reference herein as Exhibit 13(b), Section 12 of the Form of Administration and Accounting Services Agreement incorporated by reference herein as Exhibit 13(c) and Section 8 of the Administration and Fund Accounting Services Agreement incorporated by reference herein as Exhibit 13(d). Registrant intends to obtain from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions. In addition, Section 9.3 of the Registrant’s Declaration of Trust incorporated by reference herein as Exhibit 1(a) provides as follows:

Indemnification of Trustees, Officers, Representatives and Employees. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

The Trustee shall indemnify officers, representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Section 9.6 of the Registrant’s Declaration of Trust, filed herein as Exhibit 1(a), also provides for the indemnification of shareholders of the Registrant. Section 9.6 states as follows:

Indemnification of Shareholders. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the classes of Shares with the same alphabetical designation as that of the Shares owned by such Shareholder to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust and satisfy any judgment thereon from such assets.

Item 16.    Exhibits.

Exhibit Number	Description

1	— Articles of Incorporation

(a)

—   Declaration of Trust of Registrant dated December 22, 1988 is incorporated herein by reference to Exhibit 1(a) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A (File No. 33-26305) (the “Registration Statement”) filed on January 27, 1998.

(b)

—   Amendment No. 1 to Declaration of Trust dated May 4, 1989 is incorporated herein by reference to Exhibit 1(b) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement filed on January 27, 1998.

(c)

—   Amendment No. 2 to the Declaration of Trust dated December 23, 1993 is incorporated herein by reference to Exhibit 1(c) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement filed on January 27, 1998.

(d)

—   Amendment No. 3 to the Declaration of Trust dated January 5, 1996 is incorporated herein by reference to Exhibit 1(d) of Post-Effective Amendment No. 23 to Registrant’s Registration Statement filed on October 18, 1996.

(e)

—   Amendment No. 4 to the Declaration of Trust dated December 23, 1997 is incorporated herein by reference to Exhibit 1(e) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement filed on January 27, 1998.

(f)

—   Amended and Restated Certificate of Classification of Shares dated July 23, 2019 is incorporated herein by reference to Exhibit 1(f) of Post-Effective Amendment No. 960 to Registrant’s Registration Statement filed on July 29, 2019.

2	— By-laws

(a)

—   Amended and Restated Code of Regulations of Registrant, effective as of November 29, 2018, is incorporated herein by reference to Exhibit 2(a) of Post-Effective Amendment No. 962 to Registrant’s Registration Statement filed on September 25, 2019.

3	— Voting Trust Agreements

(a)	— None

Exhibit Number	Description

4	— Plan of Reorganization

(a)	— Form of Agreement and Plan of Reorganization is included in Appendix II to the Combined Prospectus/Information Statement.

5	— Instruments Defining Rights of Security Holders

(a)

—   Article IV, Article V (Sections 5.1 and 5.4), Article VI (Sections 6.2, 6.5 and 6.7), Article VIII, Article IX (Sections 9.2, 9.5 and 9.6) and Article X (Sections 10.1, 10.4, 10.5, 10.6, 10.8 and 10.9) of Registrant’s Declaration of Trust dated December 22, 1988, as amended, are incorporated herein by reference to Exhibit 1(a) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement filed on January 27, 1998; Article I, Article II (Sections 2 and 3), Article IV (Section 1) and Article V (Sections 3, 4, 5 and 6) of Registrant’s Amended and Restated Code of Regulations are incorporated herein by reference to Exhibit 2(a) of Post-Effective Amendment No. 962 to Registrant’s Registration Statement filed on September 25, 2019.

6	— Investment Advisory Contracts

(a)

—   Form of Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC relating to non-index funds is incorporated herein by reference to Exhibit 4(a) of Post-Effective Amendment No. 100 to Registrant’s Registration Statement filed on October 13, 2006.

(b)

—   Form of Addendum No. 6 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC with respect to BlackRock Commodity Strategies Fund and BlackRock Advantage Emerging Markets Fund (f/k/a BlackRock Emerging Markets Long/Short Equity Fund) is incorporated herein by reference to Exhibit 4(e) of Post-Effective Amendment No. 186 to Registrant’s Registration Statement filed on September 29, 2011.

(c)

—   Form of Addendum No. 7 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC with respect to BlackRock Short Obligations Fund, BlackRock Global Long/Short Equity Fund, BlackRock Total Factor Fund (f/k/a BlackRock Strategic Risk Allocation Fund) and BlackRock Real Estate Securities Fund is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 259 to Registrant’s Registration Statement filed on December 21, 2012.

(d)

—   Form of Addendum No. 8 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC with respect to BlackRock Advantage Small Cap Core Fund (f/k/a BlackRock Disciplined Small Cap Core Fund) is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 282 to Registrant’s Registration Statement filed on March 13, 2013.

(e)

—   Form of Addendum No. 9 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC with respect to BlackRock Total Emerging Markets Fund (f/k/a BlackRock Emerging Market Allocation Portfolio) is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 295 to Registrant’s Registration Statement filed on May 16, 2013.

(f)

—   Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock International, Ltd. with respect to BlackRock International Dividend Fund (f/k/a BlackRock International Opportunities Portfolio) is incorporated herein by reference to Exhibit 4(e) of Post-Effective Amendment No. 100 to Registrant’s Registration Statement filed on October 13, 2006.

(g)

—   Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited with respect to BlackRock Commodity Strategies Fund is incorporated herein by reference to Exhibit 4(h) of Post-Effective Amendment No. 144 to Registrant’s Registration Statement filed on January 28, 2011.

Exhibit Number	Description

(h)

—   Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited with respect to BlackRock Total Factor Fund (f/k/a BlackRock Strategic Risk Allocation Fund) is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 259 to Registrant’s Registration Statement filed on December 21, 2012.

(i)

—   Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock (Singapore) Limited with respect to BlackRock Tactical Opportunities Fund (f/k/a BlackRock Managed Volatility Portfolio) is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 269 to Registrant’s Registration Statement filed on January 28, 2013.

(j)

—   Form of Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited with respect to BlackRock Total Emerging Markets Fund (f/k/a BlackRock Emerging Market Allocation Portfolio) is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 295 to Registrant’s Registration Statement filed on May 16, 2013.

(k)

—   Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock Asset Management North Asia Limited with respect to BlackRock Total Emerging Markets Fund (f/k/a BlackRock Emerging Market Allocation Portfolio) is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 295 to Registrant’s Registration Statement filed on May 16, 2013.

(l)

— Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock (Singapore) Limited with respect to BlackRock Total Emerging Markets Fund (f/k/a BlackRock Emerging Market Allocation Portfolio) is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 295 to Registrant’s Registration Statement filed on May 16, 2013.

(m)

—   Form of Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited with respect to BlackRock Real Estate Securities Fund is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 450 to Registrant’s Registration Statement filed on April 29, 2015.

(n)

—   Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock (Singapore) Limited with respect to BlackRock Real Estate Securities Fund is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 450 to Registrant’s Registration Statement filed on April 29, 2015.

(o)

—   Form of Investment Advisory Agreement for certain index funds between Registrant and BlackRock Advisors, LLC with respect to iShares Russell Mid-Cap Index Fund (f/k/a BlackRock Midcap Index Fund) is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 454 to Registrant’s Registration Statement filed on May 13, 2015.

(p)

—   Appendix A to Form of Investment Advisory Agreement for certain index funds between Registrant and BlackRock Advisors, LLC with respect to iShares Russell Mid-Cap Index Fund (f/k/a BlackRock Midcap Index Fund) is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 465 to Registrant’s Registration Statement filed on June 8, 2015.

(q)

—   Form of Addendum No. 1 with respect to iShares Developed Real Estate Index Fund (f/k/a BlackRock Developed Real Estate Index Fund) to Investment Advisory Agreement for certain index funds between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 473 to Registrant’s Registration Statement filed on August 12, 2015.

Exhibit Number	Description

(r)

—   Form of Addendum No. 2 with respect to iShares Russell Small/Mid-Cap Index Fund (f/k/a BlackRock Small/Mid Cap Index Fund) to Investment Advisory Agreement for certain index funds between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 474 to Registrant’s Registration Statement filed on August 12, 2015.

(s)

—   Form of Addendum No. 3 with respect to iShares Total U.S. Stock Market Index Fund (f/k/a BlackRock Total Stock Market Index Fund) to Investment Advisory Agreement for certain index funds between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 475 to Registrant’s Registration Statement filed on August 12, 2015.

(t)

—   Form of Addendum No. 13 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC with respect to BlackRock Impact U.S. Equity Fund is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 486 to Registrant’s Registration Statement filed on October 5, 2015.

(u)

—   Form of Addendum No. 5 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC with respect to BlackRock Mid-Cap Growth Equity Portfolio, BlackRock Advantage Small Cap Growth Fund (f/k/a BlackRock Small Cap Growth Equity Portfolio), BlackRock Tactical Opportunities Fund (f/k/a BlackRock Managed Volatility Portfolio (f/k/a BlackRock Asset Allocation Portfolio)), BlackRock Health Sciences Opportunities Portfolio, BlackRock Technology Opportunities Fund (f/k/a BlackRock Science & Technology Opportunities Portfolio), BlackRock Energy & Resources Portfolio, BlackRock All-Cap Energy & Resources Portfolio, BlackRock High Equity Income Fund (f/k/a BlackRock U.S. Opportunities Portfolio), BlackRock Advantage International Fund (f/k/a BlackRock Global Opportunities Portfolio), BlackRock International Dividend Fund (f/k/a BlackRock International Opportunities Portfolio), BlackRock Exchange Portfolio and BlackRock Money Market Portfolio is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 491 to Registrant’s Registration Statement filed on November 24, 2015.

(v)

—   Form of Amendment to Addendum No. 5 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC with respect to BlackRock High Equity Income Fund (f/k/a BlackRock U.S. Opportunities Portfolio) is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 491 to Registrant’s Registration Statement filed on November 24, 2015.

(w)

—   Form of Addendum No. 4 with respect to iShares Short-Term TIPS Bond Index Fund (f/k/a BlackRock Short-Term Inflation-Protected Securities Index Fund) to Investment Advisory Agreement for certain index funds between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 537 to Registrant’s Registration Statement filed on February 16, 2016.

(x)

—   Form of Addendum No. 14 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC, with respect to BlackRock Emerging Markets Equity Strategies Fund is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 545 to Registrant’s Registration Statement filed on February 22, 2016.

(y)

—   Form of Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited with respect to BlackRock Emerging Markets Equity Strategies Fund is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 545 to Registrant’s Registration Statement filed on February 22, 2016.

Exhibit Number	Description

(z)

—   Form of Addendum No. 5 with respect to iShares Edge MSCI Multifactor USA Index Fund (f/k/a BlackRock Multifactor USA Index Fund), iShares Edge MSCI Multifactor Intl Index Fund (f/k/a BlackRock Multifactor International Index Fund), iShares Edge MSCI Min Vol USA Index Fund (f/k/a BlackRock Min Vol USA Index Fund) and iShares Edge MSCI Min Vol EAFE Index Fund (f/k/a BlackRock Min Vol EAFE Index Fund) to Investment Advisory Agreement for certain index funds between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 590 to Registrant’s Registration Statement filed on July 12, 2016.

(aa)

—   Form of Amendment to Addendum No. 6 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC with respect to BlackRock Commodity Strategies Fund is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 620 to Registrant’s Registration Statement filed on November 22, 2016.

(bb)

—   Form of Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited with respect to BlackRock Global Long/Short Equity Fund is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 620 to Registrant’s Registration Statement filed on November 22, 2016.

(cc)

—   Form of Investment Advisory Agreement between Registrant and BlackRock Fund Advisors is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 649 to Registrant’s Registration Statement filed on December 20, 2016.

(dd)

—   Form of Amendment No. 2 to Addendum No. 5 to the Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC with respect to BlackRock Advantage Small Cap Growth Fund (f/k/a BlackRock Small Cap Growth Equity Portfolio) is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 663 to Registrant’s Registration Statement filed on January 27, 2017.

(ee)

—   Form of Amendment to Addendum No. 9 to the Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC with respect to BlackRock Total Emerging Markets Fund is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 851 to Registrant’s Registration Statement filed on April 27, 2018.

(ff)

—   Form of Amendment to Addendum No. 5 to the Investment Advisory Agreement for certain index funds between Registrant and BlackRock Advisors, LLC with respect to iShares Edge MSCI Multifactor USA Index Fund (f/k/a BlackRock Multifactor USA Index Fund) is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 757 to Registrant’s Registration Statement filed on November 21, 2017.

(gg)

—   Form of Amendment No. 3 to Addendum No. 5 to the Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC with respect to BlackRock High Equity Income Fund, BlackRock Advantage Large Cap Growth Fund, BlackRock Advantage International Fund and BlackRock International Dividend Fund is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 757 to Registrant’s Registration Statement filed on November 21, 2017.

(hh)

—   Form of Amendment No. 2 to Addendum No. 6 to the Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC with respect to BlackRock Advantage Emerging Markets Fund is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 757 to Registrant’s Registration Statement filed on November 21, 2017.

Exhibit Number	Description

(ii)

—   Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock Fund Advisors with respect to iShares Developed Real Estate Index Fund (f/k/a BlackRock Developed Real Estate Index Fund), iShares Edge MSCI Min Vol EAFE Index Fund (f/k/a BlackRock Min Vol EAFE Index Fund), iShares Edge MSCI Min Vol USA Index Fund (f/k/a BlackRock Min Vol USA Index Fund), iShares Edge MSCI Multifactor Intl Index Fund (f/k/a BlackRock Multifactor International Index Fund), iShares Edge MSCI Multifactor USA Index Fund (f/k/a BlackRock Multifactor USA Index Fund), iShares Russell Mid-Cap Index Fund (f/k/a BlackRock Midcap Index Fund), iShares Russell Small/Mid-Cap Index Fund (f/k/a BlackRock Small/Mid Cap Index Fund), iShares Short-Term TIPS Bond Index Fund (f/k/a BlackRock Short-Term Inflation-Protected Securities Index Fund) and iShares Total U.S. Stock Market Index Fund (f/k/a BlackRock Total Stock Market Index Fund) is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 757 to Registrant’s Registration Statement filed on November 21, 2017.

(jj)

—   Form of Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited with respect to BlackRock International Dividend Fund (f/k/a BlackRock International Opportunities Portfolio) is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 808 to Registrant’s Registration Statement filed on January 25, 2018.

(kk)

—   Form of Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited with respect to BlackRock All-Cap Energy & Resources Portfolio is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 808 to Registrant’s Registration Statement filed on January 25, 2018.

(ll)

—   Form of Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited with respect to BlackRock Energy & Resources Portfolio is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 808 to Registrant’s Registration Statement filed on January 25, 2018.

(mm)

—   Form of Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited with respect to BlackRock Tactical Opportunities Fund (f/k/a BlackRock Managed Volatility Portfolio) is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 808 to Registrant’s Registration Statement filed on January 25, 2018.

(nn)

—   Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock Asset Management North Asia Limited with respect to BlackRock Tactical Opportunities Fund (f/k/a BlackRock Managed Volatility Portfolio) is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 808 to Registrant’s Registration Statement filed on January 25, 2018.

(oo)

—   Form of Amendment No. 4 to Addendum No. 5 to the Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC with respect to BlackRock Mid-Cap Growth Equity Portfolio and BlackRock Technology Opportunities Fund is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 851 to Registrant’s Registration Statement filed on April 27, 2018.

(pp)

—   Form of Amendment No. 3 to Addendum No. 6 to the Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC with respect to BlackRock Commodity Strategies Fund is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 851 to Registrant’s Registration Statement filed on April 27, 2018.

Exhibit Number	Description

(qq)

—   Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock Asset Management North Asia Limited with respect to BlackRock Emerging Markets Equity Strategies Fund is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 852 to Registrant’s Registration Statement filed on April 27, 2018.

(rr)

—   Form of Addendum No.1 to the Investment Advisory Agreement between Registrant and BlackRock Fund Advisors with respect to iShares Municipal Bond Index Fund is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 865 to Registrant’s Registration Statement filed on May 31, 2018.

(ss)

—   Form of Addendum No. 16 to the Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC with respect to BlackRock China A Opportunities Fund is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 920 to Registrant’s Registration Statement filed on December 21, 2018.

(tt)

—   Form of Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC with respect to BlackRock Liquid Environmentally Aware Fund is incorporated by reference to an Exhibit of Post-Effective Amendment No. 945 to Registrant’s Registration Statement filed on April 8, 2019.

7	— Underwriting Contracts

(a)

—   Form of Amended and Restated Distribution Agreement between Registrant and BlackRock Investments, LLC is incorporated herein by reference to Exhibit 5 of Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A of BlackRock Advantage U.S. Total Market Fund, Inc. (File No. 2-60836), filed on July 26, 2019.

8	— Bonus or Profit Sharing Contracts

(a)	— None

9	— Custodian Agreements

(a)

—   Amended and Restated Custodian Agreement dated February 10, 2004 between BlackRock Funds and PFPC Trust Company is incorporated herein by reference to Exhibit 7(a) of Post-Effective Amendment No. 86 to Registrant’s Registration Statement filed on November 3, 2004.

(b)

—   Custody Agreement dated October 12, 2011 between BlackRock Funds and The Bank of New York Mellon is incorporated herein by reference to Exhibit 7(b) of Post-Effective Amendment No. 387 to Registrant’s Registration Statement filed on September 29, 2014.

(c)

—   Form of Custody Agreement (U.S. Dollar Only) between BlackRock Funds and The Bank of New York Mellon is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 728 to Registrant’s Registration Statement filed on July 28, 2017.

(d)

—   Form of Master Global Custody Agreement between BlackRock Funds and JPMorgan Chase Bank, N.A. is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 728 to Registrant’s Registration Statement filed on July 28, 2017.

(e)

—   Master Custodian Agreement dated December 31, 2018 between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 7(g) of Post-Effective Amendment No. 943 to Registrant’s Registration Statement filed on February 28, 2019.

10	— Rule 12b-1 and Rule 18f-3 Plans

(a)	— Form of Distribution and Service Plan is incorporated herein by reference to Exhibit 13(a) of Post-Effective Amendment No. 111 to Registrant’s Registration Statement filed on January 28, 2009.

(b)

—   Exhibit A to the Distribution and Service Plan, amended as of April 10, 2019, is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 962 to the Registrant’s Registration Statement filed on September 25, 2019.

Exhibit Number	Description

(c)

—   Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class Distribution System is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 960 to Registrant’s Registration Statement filed on July 29, 2019.

11	— Legal Opinions

(a)	Opinion of Morgan, Lewis & Bockius LLP as to the legality of the securities being registered is filed herewith.

12	— Tax Opinions

(a)	Form of opinion of Sidley Austin LLP supporting the tax matters and consequences to shareholders discussed in the Combined Prospectus/Information Statement is filed herewith.

13	— Other Material Contracts

(a)

—   Form of Administration Agreement dated January 1, 2015 between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 148 to the Registration Statement on Form N-1A of BlackRock Funds II (File No. 333-142592), filed on January 28, 2015.

(b)

—   Form of Administration Agreement between Registrant and BlackRock Advisors, LLC with respect to BlackRock Liquid Environmentally Aware Fund is incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 945 to Registrant’s Registration Statement filed on April 8, 2019.

(c)

—   Form of Administration and Accounting Services Agreement dated June 25, 2010 between Registrant and BNY Investment Servicing (US) Inc. (f/k/a PNC Global Investment Servicing (U.S.) Inc.) is incorporated herein by reference to Exhibit 8(g) of Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A of BlackRock Capital Appreciation Fund, Inc. (File No. 33-47875), filed on January 28, 2013.

(d)

—   Administration and Fund Accounting Services Agreement dated December 31, 2018 between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 8(k) of Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A of Managed Account Series (File No. 333-124463), filed on February 28, 2019.

(e)

—   Form of Transfer Agency and Shareholder Services Agreement between Registrant and BNY Mellon Investment Servicing (US) Inc. is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of BlackRock Series Fund, Inc. (File No. 2-69062), filed on April 18, 2014.

(f)

—   Share Acquisition Agreement dated April 29, 1998 by and among Registrant and PNC Bank, National Association and PNC Bank, Delaware, respectively, each as trustee for certain of the common trust funds listed therein is incorporated herein by reference to Exhibit 9(l) of Post-Effective Amendment No. 36 to Registrant’s Registration Statement filed on April 29, 1998.

(g)

—   Form of Eighth Amended and Restated Expense Limitation Agreement by and between Registrant, BlackRock Advisors, LLC, BlackRock Fund Advisors and BlackRock Investments, LLC is incorporated herein by reference to Exhibit 8(f) of Post-Effective Amendment No. 736 to Registrant’s Registration Statement filed on September 28, 2017.

(h)

—   Form of Amended and Restated Shareholders’ Administrative Services Agreement between Registrant and BlackRock Advisors, LLC, dated July 1, 2019, is incorporated herein by reference to Exhibit 8(k) of Post-Effective Amendment No. 305 to the Registration Statement on Form N-1A of BlackRock Funds III (File No. 33-54126), filed on July 1, 2019.

Exhibit Number	Description

(i)

—   Form of Sixth Amended and Restated Credit Agreement among Registrant, a syndicate of banks and certain other parties is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 947 to Registrant’s Registration Statement filed on April 29, 2019.

(j)

—   Form of Fifth Amended and Restated Securities Lending Agency Agreement between Registrant and BlackRock Investment Management, LLC is incorporated herein by reference to Exhibit 8(i) of Post-Effective Amendment No. 923 of Registrant’s Registration Statement filed on January 25, 2019.

(k)

—   Form of Master Fund Services Agreement between Registrant and JPMorgan Chase Bank, N.A. is incorporated herein by reference to an Exhibit of Post-Effective Amendment No. 728 to Registrant’s Registration Statement filed on July 28, 2017.

(l)

—   Form of Fourth Amended and Restated Securities Lending Agency Agreement between Registrant and BlackRock Institutional Trust Company, N.A. is incorporated herein by reference to Exhibit 8(l) of Post-Effective Amendment No. 923 to Registrant’s Registration Statement filed on January 25, 2019.

14	— Other Opinions

(a)	— Consent of Deloitte & Touche LLP, independent registered public accounting firm, is filed herewith.

15	— Omitted Financial Statements

(a)	— None

16	— Power of Attorney

(a)	— Power of Attorney is incorporated herein by reference to an Exhibit of the Registrant’s Registration Statement on Form N-14 (File No. 333-233372) filed on August 20, 2019.

17	— Additional Exhibits

(a)	— None

Item 17.    Undertakings.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933 (as amended, the “Securities Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of New York and the State of New York, on November 1, 2019.

BLACKROCK FUNDSSM (REGISTRANT) ON BEHALF OF BLACKROCK ALL-CAP ENERGY & RESOURCES PORTFOLIO

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI (John Perlowski)	Trustee, President and Chief Executive Officer (Principal Executive Officer)	November 1, 2019

/S/ NEAL J. ANDREWS (Neal J. Andrews)	Chief Financial Officer (Principal Financial and Accounting Officer)	November 1, 2019

BRUCE R. BOND* (Bruce R. Bond)	Trustee

SUSAN J. CARTER* (Susan J. Carter)	Trustee

COLLETTE CHILTON* (Collette Chilton)	Trustee

NEIL A. COTTY* (Neil A. Cotty)	Trustee

LENA G. GOLDBERG* (Lena G. Goldberg)	Trustee

ROBERT M. HERNANDEZ* (Robert M. Hernandez)	Trustee

HENRY R. KEIZER* (Henry R. Keizer)	Trustee

CYNTHIA A. MONTGOMERY* (Cynthia A. Montgomery)	Trustee

DONALD C. OPATRNY* (Donald C. Opatrny)	Trustee

JOSEPH P. PLATT* (Joseph P. Platt)	Trustee

MARK STALNECKER* (Mark Stalnecker)	Trustee

KENNETH L. URISH* (Kenneth L. Urish)	Trustee

Signature	Title	Date

CLAIRE A. WALTON* (Claire A. Walton)	Trustee

ROBERT FAIRBAIRN* (Robert Fairbairn)	Trustee

*By:	/S/ JANEY AHN (Janey Ahn, Attorney-In-Fact)	November 1, 2019

EXHIBIT INDEX

Exhibit Number	Description

11(a) —	Opinion of Morgan, Lewis & Bockius LLP as to the legality of the securities being registered.

12(a) —	Form of opinion of Sidley Austin LLP supporting the tax matters and consequences to shareholders discussed in the Combined Prospectus/Information Statement.

14(a) —	Consent of Deloitte & Touche LLP, independent registered public accounting firm.